As filed with the Securities and Exchange Commission on May 29, 2015

Securities Act File No. 033-45671

Investment Company Act File No. 811-06557

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 98	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 100	☒

RIDGEWORTH FUNDS

(Exact Name of Registrant as Specified in Charter)

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-784-3863

Julia R. Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	On August 1, 2015 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

FIXED INCOME FUNDS A, C, R, I & IS SHARES PROSPECTUS [August 1, 2015] Investment Adviser: RidgeWorth Investments® Subadviser: Seix Investment Advisors LLC

	A Shares	C Shares	R Shares	I Shares	IS Shares
Investment Grade Funds
• Seix Core Bond Fund	STGIX		SCIGX	STIGX	[ ]
• Seix Corporate Bond Fund	SAINX	STIFX		STICX
• Seix U.S. Mortgage Fund	SLTMX	SCLFX		SLMTX
• Seix Total Return Bond Fund	CBPSX		SCBLX	SAMFX	SAMZX

Short Duration Funds
• Seix Limited Duration Fund				SAMLX
• Seix Short-Term Bond Fund	STSBX	SCBSX		SSBTX
• Seix Ultra-Short Bond Fund				SISSX
• Seix U.S. Government Securities Ultra-Short Bond Fund				SIGVX

High Yield Funds
• Seix High Income Fund	SAHIX		STHIX	STHTX	STHZX
• Seix Floating Rate High Income Fund	SFRAX	SFRCX		SAMBX	SFR2X
• Seix High Yield Fund	HYPSX		HYLSX	SAMHX

Municipal Bond Funds
• Seix Georgia Tax-Exempt Bond Fund	SGTEX			SGATX
• Seix High Grade Municipal Bond Fund	SFLTX			SCFTX
• Seix Investment Grade Tax-Exempt Bond Fund	SISIX			STTBX
• Seix North Carolina Tax-Exempt Bond Fund	SNCIX			CNCFX
• Seix Short-Term Municipal Bond Fund	SMMAX			CMDTX
• Seix Virginia Intermediate Municipal Bond Fund	CVIAX			CRVTX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

	INVESTMENT GRADE FUNDS	63	MORE INFORMATION
1	SEIX CORE BOND FUND	68	MORE INFORMATION ABOUT INDICES
5	SEIX CORPORATE BOND FUND	69	MORE INFORMATION ABOUT FUND INVESTMENTS
9	SEIX U.S. MORTGAGE FUND	69	INFORMATION ABOUT PORTFOLIO HOLDINGS
13	SEIX TOTAL RETURN BOND FUND	69	MANAGEMENT
	SHORT DURATION FUNDS	72	PURCHASING, SELLING AND EXCHANGING FUND SHARES
18	SEIX LIMITED DURATION FUND
22	SEIX SHORT-TERM BOND FUND	82	MARKET TIMING POLICIES AND PROCEDURES
26	SEIX ULTRA-SHORT BOND FUND	83	DISTRIBUTION OF FUND SHARES
30	SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND	84	SHAREHOLDER SERVICING PLANS
		84	DIVIDENDS AND DISTRIBUTIONS
	HIGH YIELD FUNDS	84	HOUSEHOLD MAILINGS
33	SEIX HIGH INCOME FUND	84	TAXES
37	SEIX FLOATING RATE HIGH INCOME FUND	86	FINANCIAL HIGHLIGHTS
41	SEIX HIGH YIELD FUND	Back Cover	HOW TO OBTAIN MORE INFORMATION ABOUT RIDGEWORTH FUNDS
	MUNICIPAL BOND FUNDS
45	SEIX GEORGIA TAX-EXEMPT BOND FUND
48	SEIX HIGH GRADE MUNICIPAL BOND FUND
51	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
54	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND
57	SEIX SHORT-TERM MUNICIPAL BOND FUND
60	SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

[August 1, 2015]

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management LLC

INVESTMENT GRADE FUNDS

SEIX CORE BOND FUND

Summary Section

A Shares, R Shares, I Shares and IS Shares

Investment Objective

The Seix Core Bond Fund (the “Fund”) seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	R Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		R Shares		I Shares		IS Shares
Management Fees	0.25%		0.25%		0.25%		[	]%
Distribution (12b-1) Fees	0.25%		0.50%		None		None
Other Expenses	[	]%	[	]%	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
R Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]
IS Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income-producing debt securities including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade, or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality.

A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will assign the middle rating of the three; if only two of those three rating agencies rate the security, Seix will assign the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”). The Fund can hold up to 5% of its net assets in securities that are downgraded below investment grade. The Fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The Subadviser anticipates that the Fund’s modified-adjusted duration will generally range from 3 to 6 years, or plus or minus 20% of the duration of the Barclays U.S. Aggregate Bond Index, the Fund’s comparative benchmark. As of July 1, 2015, the duration of the Barclays U.S. Aggregate Bond Index was [    ] years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

The Fund may use U.S. Treasury Securities futures as a vehicle to adjust duration and manage its interest rate exposure. The Fund may also utilize Treasury Inflation Protected Securities (“TIPS”) opportunistically. The Fund will not buy or sell any other types of derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, OTC futures, credit linked notes, options, inverse floaters and warrants). The Fund may count the value of exchange traded futures and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. As of the fiscal year ended March 31, 2015, the Fund had not issued IS Shares. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[8.51]%	[-3.47]%
([12/31/2008])	([6/30/2004])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
R Shares Returns Before Taxes(1)	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

(1)	At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Share performance shown prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2004. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, R, I and IS Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
R Shares	None
I Shares	None
IS Shares	$2,500,000

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R, I or IS Shares.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX CORPORATE BOND FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Seix Corporate Bond Fund (the “Fund”) seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares		C Shares		I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[	]%	None		None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None		[	]%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		C Shares		I Shares
Management Fees	0.40%		0.40%		0.40%
Distribution (12b-1) Fees	0.30%		1.00%		None
Other Expenses(1)	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements(2)	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%

(1)	Restated to reflect current fees.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.95%, 1.65% and 0.70% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
C Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
C Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund primarily invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated BBB-/Baa3 or better or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The Fund may also invest in U.S. Treasury and agency obligations, floating rate loans, and below investment grade, high yield debt obligations, including emerging market securities. The Fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The Fund may invest a portion of its assets in securities that are restricted as to resale. Equity securities may be obtained through a restructuring of a debt security held in the Fund and may also be retained in the Fund.

A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will assign the middle rating of the three; if only two of those three rating agencies rate the security, Seix will assign the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”). The Fund will maintain an overall credit quality of investment grade or better.

Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each security within the context of the broader portfolio. The Subadviser attempts to identify investment grade corporate bonds offering above-average total return. In selecting corporate debt investments for purchase and sale, the Subadviser seeks out companies with good fundamentals and above-average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

The Subadviser anticipates that the Fund’s modified-adjusted-duration will generally range from 5 to 9 years, or plus or minus 20% of the duration of Barclays U.S. Corporate Investment Grade Index, the Fund’s comparative benchmark. As of July 1, 2015, the duration of the Barclays U.S. Corporate Investment Grade Index was [    ] years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with corporate bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in corporate bonds.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative. These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating April 1, 2009. Performance prior to April 1, 2009 is that of the Strategic Income Fund, the Fund’s predecessor, which began operations on November 30, 2001. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[7.54]%	[-4.04]%
([6/30/2009])	([6/30/2013])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
C Shares Returns Before Taxes(1)	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2004.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX U.S. MORTGAGE FUND (FORMERLY, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND)

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Seix U.S. Mortgage Fund (the “Fund”) seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		C Shares		I Shares
Management Fees	0.40%		0.40%		0.40%
Distribution (12b-1) Fees	0.20%		1.00%		None
Other Expenses(1)	[	]%	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements(3)	[	]%	[	]%	[	]%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%

(1)	Restated to reflect current fees.
(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
(3)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.90%, 1.65% and 0.70% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
C Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
C Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government agency mortgage-backed securities, such as the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”) and collateralized mortgage obligations. The Fund may invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

The Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”) anticipates that the Fund’s modified-adjusted duration will mirror that of the Barclays U.S. Mortgage-Backed Securities Index, plus or minus 20%. For example, if the duration of the Barclays U.S. Mortgage-Backed Securities Index is 5 years, the Fund’s duration may be 4-6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may invest a portion of its assets in securities that are restricted as to resale.

Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each security within the context of the broader portfolio. In selecting investments for purchase and sale the Subadviser attempts to identify mortgage securities that it expects to perform well in rising and falling markets, such as those which have stable pre-payments, call protection, below par prices, and refinancing barriers. The Subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, FNMA or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for refinancing.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk. Further, the Fund may utilize exchange traded futures to manage interest rate exposure.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[4.10]%	[-2.46]%
([12/31/2008])	([6/30/2013])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
C Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2007. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s Management team since 2009. Mr. Chad Stephens, Managing Director and Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX TOTAL RETURN BOND FUND

Summary Section

A Shares, R Shares, I Shares and IS Shares

Investment Objective

The Seix Total Return Bond Fund (the “Fund”) seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	R Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		R Shares		I Shares		IS Shares
Management Fees	0.24%		0.24%		0.24%		0.24%
Distribution (12b-1) Fees	0.25%		0.50%		None		None
Other Expenses	[	]%	[	]%	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements(1)	[	]	[	]%	[	]	[	]

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%	[	]%

(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.75%, 1.10%, 0.50% and 0.40% for the A, R, I and IS Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
R Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]
IS Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income-producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Equity securities may be obtained through a restructuring of a debt security held in the Fund and may also be retained in the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade, or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality.

A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will assign the middle rating of the three; if only two of those three rating agencies rate the security, Seix will assign the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”).

The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

The Subadviser anticipates that the Fund’s modified-adjusted duration will generally range from 3 to 6 years, or plus or minus 20% of the duration of the Barclays U.S. Aggregate Bond Index, the Fund’s comparative benchmark. As of July 1, 2015, the duration of the Barclays U.S. Aggregate Bond Index was [    ] years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investor Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative. These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficulty for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets. developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-

backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I and A Shares prior to October 11, 2004 is that of the I and P Shares, respectively, of the Seix Core Bond Fund, the Fund’s predecessor. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, performance would have been lower. C Shares became R Shares as of February 13, 2009. The performance shown below prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares. As of the fiscal year ended March 31, 2015, the Fund had not issued IS Shares. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[6.61]%	[-2.50]%
([12/31/2008])	([6/30/2013])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
R Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Senior Portfolio Manager of Seix, has been a member of the management team for the Fund since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, R, I and IS Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
R Shares	None
I Shares	None
IS Shares	$2,500,000

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R, I or IS Shares.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SHORT DURATION FUNDS

SEIX LIMITED DURATION FUND

Summary Section

I Shares

Investment Objective

The Seix Limited Duration Fund (the “Fund”) seeks current income, while preserving liquidity and principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.10%
Other Expenses	0.34%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements(1)	(0.09)%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.35%

(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.35% for the I Shares. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better, or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Equity securities may be obtained through a restructuring of a debt security held in the Fund and may also be retained in the Fund.

A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will assign the middle rating of the three; if only two of those three rating agencies rate the security, Seix will assign the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”). The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will maintain an average credit quality of AA and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may invest a portion of its assets in securities that are restricted as to resale.

The Subadviser attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal. In selecting investments for purchase and sale, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below credit quality of A and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Limited Duration Fund, the Fund’s predecessor. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[2.18]%	[-3.37]%
([3/31/2009])	([12/31/2008])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since the Fund’s inception. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Senior Portfolio Manager of Seix, has been a member of the management team for the Fund since 2009. Mr. Chad Stephens, Managing Director and Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014.

Purchasing and Selling Your Shares

Effective June 30, 2011, the Limited Duration Fund is open solely to (i) clients of Seix Investment Advisors LLC, the Fund’s Subadviser, and its affiliates, and (ii) such other investors as RidgeWorth Investments., shall approve in its discretion. All shareholders of the Limited Duration Fund as of June 30, 2011, however, can continue to hold and purchase additional shares.

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX SHORT-TERM BOND FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Seix Short-Term Bond Fund (the “Fund”) seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		C Shares		I Shares
Management Fees	0.40%		0.40%		0.40%
Distribution (12b-1) Fees	0.20%		1.00%		None
Other Expenses(1)	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements(2)	[	]%	[	]	[	]%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%

(1)	Restated to reflect current fees.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.80%, 1.60% and 0.60% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
C Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
C Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or may be unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities, which at times may be significant. The Fund may invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will assign the middle rating of the three; if only two of those three rating agencies rate the security, Seix will assign the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”). The Fund’s investment in non-U.S. issuers may at times be significant.

Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for purchase and sale, the Subadviser attempts to identify securities that are expected to offer a comparably better investment return for a given level of risk. For example, short-term bonds generally have better returns than money market instruments with a fairly modest increase in risk and/or volatility. The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Subadviser analyzes, among other things, yields, market sectors and credit risk in an effort to identify attractive investments with attractive risk/reward trade-offs.

The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default and are more volatile than investment grade securities and are considered speculative. These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[3.85]%	[-2.34]%
([6/30/2009])	([9/30/2008])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
C Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014. Mr. Chad

Stephens, Managing Director and Portfolio Manager of Seix, has been a member of the management team for the Fund since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX ULTRA-SHORT BOND FUND

Summary Section

I Shares

Investment Objective

The Seix Ultra-Short Bond Fund (the “Fund”) seeks to maximize current income consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.22%
Other Expenses	0.13%

Total Annual Fund Operating Expenses	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration fixed income securities. These securities may include, but are not limited to,

U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign-corporate debt obligations, taxable-municipal debt securities, mortgage-backed and asset-backed securities, and repurchase agreements. The Fund’s investment in foreign issuers may at times be significant.

A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will assign the middle rating of the three; if only two of those three rating agencies rate the security, Seix will assign the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”).

Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may invest a portion of its assets in securities that are restricted as to resale.

The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Subadviser attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps,

including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as credit and interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[3.10]%	[-1.75]%
([6/30/2009])	([9/30/2008])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays 3-6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014. Mr. Chad Stephens, Managing Director and Portfolio Manager of Seix, has been a member of the management team for the Fund since 2006. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Summary Section

I Shares

Investment Objective

The Seix U.S. Government Securities Ultra-Short Bond Fund (the “Fund”) seeks to maximize current income consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.19%
Other Expenses	0.19%

Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.S. government securities. These securities may include, but are not limited to, U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements and other U.S. government securities. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting securities for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

The Fund may use U.S. Treasury securities futures as a vehicle to adjust duration and manage its interest rate exposure.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[2.14]%	[-0.23]%
([3/31/2009])	([6/31/2013])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays 3-6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014. Mr. Chad Stephens, Managing Director and Portfolio Manager of Seix, has been a member of the management team for the Fund since 2006. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2014.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

HIGH YIELD FUNDS

SEIX HIGH INCOME FUND

Summary Section

A Shares, R Shares, I Shares and IS Shares

Investment Objective

The Seix High Income Fund (the “Fund”) seeks high current income and, secondarily, total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	R Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		R Shares		I Shares		IS Shares
Management Fees	0.54%		0.54%		0.54%		0.54%
Distribution (12b-1) Fees	0.30%		0.50%		None		None
Other Expenses	[	]%	[	]%	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
R Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]
IS Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income-producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market corporate debt. The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by the Merrill Composite Rating or in unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and present greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The Subadviser seeks to identify securities that generally meet the following criteria: (i) industries that have sound fundamentals; (ii) companies that have good business prospects and increasing credit strength; and (iii) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default and are more volatile than investment grade securities and are considered speculative. These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 28, 2000. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. The performance shown below prior to July 31, 2009 is that of C Shares and has not been adjusted to reflect R Shares expenses, which are lower. If it had been, performance would have been higher. As of the fiscal year ended March 31, 2014, the Fund had not issued IS Shares. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the R Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s R Shares from year to year.*

Best Quarter	Worst Quarter
[17.94]%	[-22.06]%
([6/30/2009])	([12/31/2008])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
R Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
R Shares Returns After Taxes on Distributions*	[	]%	[	]%	[	]%
R Shares Returns After Taxes on Distributions and Sale of Fund Shares*	[	]%	[	]%	[	]%
Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

*	The average annual total return information shown above is that of C Shares not adjusted for the C Shares’ sales charge. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the R Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager of Seix, has co-managed the Fund since August 2011. Mr. James FitzPatrick, CFA, Managing Director, Portfolio Manager and Head of Leveraged Finance Trading of Seix, has co-managed the Fund since June 2013.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, R, I and IS Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
R Shares	None
I Shares	None
IS Shares	$2,500,000

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R, I or IS Shares.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX FLOATING RATE HIGH INCOME FUND

Summary Section

A Shares, C Shares, I Shares and IS Shares

Investment Objective

The Seix Floating Rate High Income Fund (the “Fund”) attempts to provide a high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	C Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		C Shares		I Shares		IS Shares
Management Fees	0.40%		0.40%		0.40%		[	]%
Distribution (12b-1) Fees	0.30%		1.00%		None		None
Other Expenses	[	]%	[	]%	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$	$	$	$
C Shares	$	$	$	$
I Shares	$	$	$	$
IS Shares	$	$	$	$

You would pay the following expenses if you did not redeem your Shares:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
C Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]
IS Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans and other floating rate debt securities. Equity securities may be obtained through a restructuring of a debt security held in the Fund and may also be retained in the Fund.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate, the most popular of which is the London Interbank Offered Rate (“LIBOR”) or are set at a specified floor, whichever is higher. LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates.

The Fund invests all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by the Merrill Composite Rating or Standard & Poor’s Financial Services LLC or in comparable unrated securities. The Fund may also invest up to 20% of its net assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed-rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated below investment grade or unrated securities that the Subadviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first- and second-lien senior floating rate loans and other floating rate debt securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default and are more volatile than investment grade securities and are considered speculative. These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed.

Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Senior Loan Risk: Economic and other market events may reduce the demand for certain senior loans held by the

Fund, which may adversely impact the net asset value of the Fund.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 1, 2006. Performance information for the A Shares and C Shares prior to their inception on May 8, 2006 and August 2, 2007, respectively, is that of the I Shares of the Fund. The performance of I Shares has not been adjusted to reflect the Fund’s A Share or C Share expenses. If it had been, the performance would have been lower. As of the fiscal year ended March 31, 2014, the Fund had not issued IS Shares. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com. The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[12.47]%	[-18.40]%
([6/30/2009])	([12/31/2008])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		Since Inception*
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
C Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%

Credit Suisse Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)**	[	]%	[	]%	[	]%

*	Since inception of the I Shares of the Fund on March 1, 2006. Benchmark return since February 28, 2006 (benchmark returns available only on a month end basis).
**	Index returns reflect the returns of the Credit Suisse First Boston Leveraged Loan Index, the Fund’s former benchmark index, through January 31, 2010 and the Credit Suisse Institutional Leveraged Loan Index thereafter.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. George Goudelias, Managing Director and Head of Leveraged Finance of Seix, has managed the Fund since its inception. Mr. Vincent Flanagan, Vice President and Portfolio Manager of Seix, has co-managed the Fund since 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, I and IS Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
IS Shares	2,500,000

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I or IS Shares.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX HIGH YIELD FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Seix High Yield Fund (the “Fund”) seeks high income and, secondarily, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		R Shares		I Shares
Management Fees	0.43%		0.43%		0.43%
Distribution (12b-1) Fees	0.25%		0.50%		None
Other Expenses	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
R Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. Equity securities may be obtained through a restructuring of a debt security held in the Fund and may also be retained in the Fund.

These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either the Merrill Composite Rating or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and present greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities.

The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market and attempts to identify lower-rated, higher yielding bonds offering above-average total return. Additionally, the Subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities that generally meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default and are more volatile than investment grade securities and are considered speculative. These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the I Shares of the Seix High Yield Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Shares performance shown below prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses. The performance of the predecessor fund’s I Shares has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, the performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[11.39[%	[-14.52]%
([6/30/2009])	([12/31/2008])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
R Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager of Seix, has co-managed the Fund since 2007. Mr. James FitzPatrick, CFA, Managing Director, Portfolio Manager and Head of Leveraged Finance Trading of Seix, has co-managed the Fund since 2013.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, R, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
R Shares	None
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R or I Shares.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

MUNICIPAL BOND FUNDS

SEIX GEORGIA TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Seix Georgia Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		I Shares
Management Fees	0.50%		0.50%
Distribution (12b-1) Fees	0.15%		None
Other Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and Georgia state income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the Fund’s average-weighted maturity or on the remaining maturities of individual securities. The Subadviser tries to diversify the Fund’s holdings within the State of Georgia. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

State Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of Georgia may subject the Fund to economic and government policies within the State.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[6.69]%	[-5.43]%
([9/30/2009])	([12/31/2010])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Chris Carter, CFA, Director and Portfolio Manager of Seix, has managed the Fund since August 2003.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal and Georgia income taxes. A portion of the Fund’s distributions may be subject to Georgia or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX HIGH GRADE MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Seix High Grade Municipal Bond Fund (the “Fund”) seeks to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	[None	]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		I Shares
Management Fees	0.50%		0.50%
Distribution (12b-1) Fees	0.15%		None
Other Expenses	[	]%	[	]%
Acquired Fund Fees and Expenses(1)	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements(2)	[	]%	[	]%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[	]%	[	]%

(1)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.80% and 0.65% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax. The Fund may invest its remaining assets in cash, cash equivalents and certain taxable debt securities. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, Seix Investment Advisors LLC (“Seix” or the “Subadviser”) tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[7.78]%	[-4.89]%
([9/30/2009])	([12/31/2010])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Ronald Schwartz, CFA, Managing Director and Senior Portfolio Manager of Seix, has managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income taxes, although such income may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may be subject to regular U.S. federal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Seix Investment Grade Tax-Exempt Bond Fund (the “Fund”) seeks to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		I Shares
Management Fees	0.49%		0.49%
Distribution (12b-1) Fees	0.30%		None
Other Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements(1)	[	]%	[—	]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[	]%	[	]%

(1)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.80% and 0.65% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade tax-exempt obligations, such as municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser anticipates that the Fund’s average-weighted maturity will range from 4 to 10 years but there is no limit on the maturities of individual securities. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[6.32]%	[-3.51]%
([9/30/2009])	([12/31/2010])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Ronald Schwartz, CFA, Managing Director and Senior Portfolio Manager of Seix, has managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income taxes. A portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Seix North Carolina Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		I Shares
Management Fees	0.50%		0.50%
Distribution (12b-1) Fees	0.15%		None
Other Expenses	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and North Carolina state income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the Fund’s average-weighted maturity or on the remaining maturities of individual securities. The Subadviser tries to diversify the Fund’s holdings within the State of North Carolina. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Non-Diversification Risk: The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

State Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of North Carolina may subject the Fund to economic and government policies of the State.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund’s predecessor. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[6.54]%	[-5.20]%
([9/30/2009])	([12/31/2010])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		Since Inception*
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

*	Since inception of the predecessor fund on January 8, 2004.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Chris Carter, CFA, Director and Portfolio Manager of Seix, has managed the Fund since March 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal and North Carolina income taxes. A portion of the Fund’s distributions may be subject to North Carolina or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX SHORT-TERM MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Seix Short-Term Municipal Bond Fund (the “Fund”) seeks to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		I Shares
Management Fees	0.35%		0.35%
Distribution (12b-1) Fees	0.15%		None
Other Expenses(1)	[	]%	[	]%
Acquired Fund Fees and Expenses(2)	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements(3)	[	]%	[	]%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[	]%	[	]%

(1)	Restated to reflect current fees.
(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
(3)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.68% and 0.48% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with the income exempt from regular U.S. federal income tax. The Fund will invest primarily in investment grade short-term municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The Fund may also invest a portion of its net assets in certain taxable debt securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets. The issues currently facing the national economy are negatively impacting the economic performance of many issuers of municipal securities. Municipal obligations may be more susceptible to downgrades or defaults during periods of economic stress, which could have an adverse effect on the market prices of municipal bonds and thus on the value of the Fund’s investments.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[6.09]%	[-4.71]%
([9/30/2009])	([12/31/2010])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Ronald Schwartz, CFA, Managing Director and Senior Portfolio Manager of Seix, and Ms. Dusty Self, Director and Portfolio Manager of Seix, have co-managed the Fund since November 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income taxes. A portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Seix Virginia Intermediate Municipal Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page [    ] of the Fund’s prospectus and Rights of Accumulation on page [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A Shares		I Shares
Management Fees	0.50%		0.50%
Distribution (12b-1) Fees	0.15%		None
Other Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. [The example reflects contractual fee waivers and reimbursements for the first year only]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
A Shares	$	[	]	$	[	]	$	[	]	$	[	]
I Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax and Virginia commonwealth income tax. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), tries to manage risk by buying investment grade securities. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued sectors and less in overvalued sectors. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser expects that the Fund’s average-weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

State Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of Virginia may subject the Fund to economic and government policies of the State.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
[4.47]%	[-3.37]%
([9/30/2009])	([12/31/2010])

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was [ ]%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)	1 Year		5 Years		10 Years
A Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns Before Taxes	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions	[	]%	[	]%	[	]%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Barclays U.S. Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Chris Carter, CFA, Director and Portfolio Manager of Seix, has managed the Fund since 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal and Virginia income taxes. A portion of the Fund’s distributions may be subject to Virginia or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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More Information

More Information About Principal Investment Strategies

Please see the section entitled “Principal Investment Strategies” in the “Summary Section” for each Fund for a complete discussion of each Fund’s principal investment strategies.

With respect to each Fund that is subject to Rule 35d-1 under the 1940 Act, except the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix Virginia Intermediate Municipal Bond Fund, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets in a particular type or category of securities is subject to 60 days prior notice to shareholders.

More Information About Principal Risks

Below Investment Grade Securities Risk

Seix Core Bond Fund

Seix Corporate Bond Fund

Seix High Income Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Seix Short-Term Bond Fund

Seix Total Return Bond Fund

Securities that are rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy or highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal.

Debt Securities Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Treasury Inflation Protected Securities (“TIPS”) can also exhibit such price movements as a result of changing inflation expectations and seasonal inflation patterns.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower-rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond.

Derivative Related Risks

Seix Core Bond Fund

Seix Corporate Bond Fund

Seix High Income Fund

Seix Limited Duration Fund

Seix U.S. Mortgage Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Seix Short-Term Bond Fund

Seix Total Return Bond Fund

Seix Ultra-Short Bond Fund

Seix U.S. Government Securities Ultra-Short Bond Fund

63

Derivatives Risks. A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices. Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks. These positions may be established for hedging, substitution of a position in the underlying asset or for speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Because leveraging is inherent in derivatives, the use of derivatives also involves the risk of leveraging. Risks involved with hedging and leveraging activities include:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a Fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease on the value of a Fund’s portfolio securities. To limit leveraging risk, a Fund observes asset segregation requirements to cover fully its future obligations. By setting aside assets equal only to its net obligations rather than the full notional amount under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Swap Risks. Each Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Floating Rate Loan Risk

Seix High Income Fund

Seix Limited Duration Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Seix Total Return Bond Fund

Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk. Many floating rate loans are rated below investment grade or are unrated. Therefore, a Fund relies heavily on the analytical ability of the Fund’s Subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity. The risk is greater for the Seix Floating Rate High Income Fund, because of its concentration in these types of instruments. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be collateralized fully which may cause the loan to decline significantly in value.

Seix currently serves as collateral manager to six collateralized loan obligation (“CLO”) funds that invest in bank loans. In addition to the CLO funds, Seix serves as subadviser to an unaffiliated registered fund and as investment manager to three unregistered funds that may invest in bank loans. As a result of multiple investment-oriented and associated relationships, there exists a

64

potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund. Seix, the Subadviser to the Seix Floating Rate High Income Fund, has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Securities and Companies Risk

Seix Core Bond Fund

Seix High Income Fund

Seix Limited Duration Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Seix Short-Term Bond Fund

Seix Total Return Bond Fund

Seix Ultra-Short Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

All of these risks are increased for investments in emerging markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. Emerging market countries are generally countries covered by the Bank of America Merrill Lynch Emerging Markets Diversified Corporate Index.

Mortgage-Backed and Asset-Backed Securities Risk

Seix Core Bond Fund

Seix High Income Fund

Seix Limited Duration Fund

Seix U.S. Mortgage Fund

Seix High Yield Fund

Seix Short-Term Bond Fund

Seix Total Return Bond Fund

Seix Ultra-Short Bond Fund

Seix U.S. Government Securities Ultra-Short Bond Fund

Mortgage- and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage- or asset-backed secured and unsecured cash-flow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers being unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If

65

unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Municipal Securities Risk

Seix Georgia Tax-Exempt Bond Fund

Seix High Grade Municipal Bond Fund

Seix Investment Grade Tax-Exempt Bond Fund

Seix North Carolina Tax-Exempt Bond Fund

Seix Short-Term Municipal Bond Fund

Seix Virginia Intermediate Municipal Bond Fund

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Non-Diversification Risk

Seix North Carolina Tax-Exempt Bond Fund

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Prepayment and Call Risk

Seix Core Bond Fund

Seix High Income Fund

Seix Limited Duration Fund

Seix U.S. Mortgage Fund

Seix High Yield Fund

Seix Short-Term Bond Fund

Seix Total Return Bond Fund

Seix Ultra-Short Bond Fund

Seix U.S. Government Securities Ultra-Short Bond Fund

A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Restricted Securities Risk

Seix Core Bond Fund

Seix Corporate Bond Fund

Seix High Income Fund

Seix Limited Duration Fund

Seix U.S. Mortgage Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Seix Short-Term Bond Fund

Seix Total Return Bond Fund

Seix Ultra-Short Bond Fund

Non-publicly traded securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other

66

investor protection requirements applicable to companies whose securities are publicly traded. The Fund’s investments in restricted securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected.

Senior Loan Risk

Seix Floating Rate High Income Fund

Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans may be leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

State Concentration Risk

Seix Georgia Tax-Exempt Bond Fund

Seix North Carolina Tax-Exempt Bond Fund

Seix Virginia Intermediate Municipal Bond Fund

To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

U.S. Government-Related Risks

Seix Core Bond Fund

Seix Corporate Bond Fund

Seix High Income Fund

Seix Limited Duration Fund

Seix U.S. Mortgage Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Seix Short-Term Bond Fund

Seix Total Return Bond Fund

Seix Ultra-Short Bond Fund

Seix U.S. Government Securities Ultra-Short Bond Fund

With respect to each Fund (except the Seix Corporate Bond Fund) U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

With respect to the Seix Corporate Bond Fund, obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government agencies debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The Adviser or Subadviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s or Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the

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types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment objective may be changed without shareholder approval. Shareholders will be given notice of any change in investment objective. Before investing, make sure that the Fund’s objective matches your own.

The Funds are not managed to achieve tax efficiency. Seix Georgia Tax-Exempt Bond, Seix High Grade Municipal Bond, Seix Investment Grade Tax-Exempt Bond, Seix North Carolina Tax-Exempt Bond, Seix Short-Term Municipal Bond and Seix Virginia Intermediate Municipal Bond Funds intend to distribute tax-exempt income.

MORE INFORMATION ABOUT INDICES

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Barclays U.S. Corporate Investment Grade Index covers U.S. dollar-denominated, investment grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

The Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

The Barclays 1-5 Year Municipal Bond Index is composed of tax-exempt bonds with maturities ranging between 1-6 years. The index has four main sectors: state and local general obligation bonds, insured bonds and pre-refunded bonds.

The Barclays U.S. Municipal Bond 1-15 Year Blend Index is composed of tax-exempt bonds with maturities ranging between 1-15 years.

The Barclays U.S. Aggregate Bond Index measures the U.S. dollar-denominated, investment grade and fixed-rate taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage (“ARM”) pass-throughs), asset-backed securities and commercial mortgage-backed securities sectors.

The Barclays U.S. Corporate High Yield Bond Index covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch, Inc. and Standard & Poor’s Financial Services LLC is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

The Barclays U.S. Government/Credit Bond Index is the non-securitized component of the Barclays U.S. Aggregate Index and includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-authority issues (agency, sovereign, supranational, and local authority debt), and U.S. dollar-denominated corporates.

The Barclays U.S. Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Barclays 1-3 Year Government/Credit Index is the 1-3 year component of the U.S. Government/Credit index and includes securities in the U.S. Government and Credit indices. The Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

The Barclays 1-3 Year U.S. Treasury Index is the 1-3 year component of the Barclays U.S. Treasury Index. It includes securities in the Treasury Index (public obligations of the U.S. Treasury) with a maturity from 1 up to (but not including) 3 years.

The Barclays 3-6 Month U.S. Treasury Bill Index is the 3-6 Months component of the Barclays U.S. Treasury Bills Index. It includes U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index, which contains only institutional loan facilities priced above 90, excluding TL and TLA facilities and loans that are rated CC or C or are in default. It is designed to more closely reflect the investment criteria of institutional investors. The Index reflects reinvestment of all distributions and changes and market prices.

The Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index tracks the performance of BB1 through B3 rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

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The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index tracks the monthly price-only and total return performance of a three-month U.S. Treasury bill, based on monthly average auction rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. Temporary defensive investments may limit a Fund’s ability to meet its investment objective. In addition, each Fund may shorten its average-weighted maturity to as little as 90 days. A Fund will do so only if the Adviser or its Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment objective.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their respective portfolio securities is available in the SAI. The Funds publicly disclose their portfolio holdings on its website at www.ridgeworth.com.

MANAGEMENT

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund-related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

(RIDGEWORTH LOGO)

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2015, the Adviser had approximately $[48.7] billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each Subadviser’s adherence to its investment style. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

In addition, for all the Funds except the Seix Total Return Bond Fund, under a manager of managers arrangement, the Adviser may enter into or materially modify a subadvisory agreement with an unaffiliated subadviser, subject to approval by the Board and certain other conditions, without approval from the applicable Fund’s shareholders. Any significant change in a Fund’s subadvisory arrangement will be communicated to shareholders.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2015, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Seix Core Bond Fund	[	]%
Seix Corporate Bond Fund	[	]%
Seix Georgia Tax-Exempt Bond Fund	[	]%
Seix High Grade Municipal Bond Fund	[	]%
Seix High Income Fund	[	]%
Seix Investment Grade Tax-Exempt Bond Fund	[	]%
Seix Limited Duration Fund	—
Seix U.S. Mortgage Securities Fund	[	]%
Seix North Carolina Tax-Exempt Bond Fund	[	]%
Seix Seix Floating Rate High Income Fund	[	]%

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Seix High Yield Fund	[	]%
Seix Short-Term Bond Fund	[	]%
Seix Short-Term Municipal Bond Fund	[	]%
Seix Total Return Bond Fund	[	]%
Seix Ultra-Short Bond Fund	[	]%
Seix U.S. Government Securities Ultra-Short Bond Fund	[	]%
Seix Virginia Intermediate Municipal Bond Fund	[	]%

The Adviser and each Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep total annual operating expenses of the following Funds from exceeding the applicable expense cap shown. If at any point before August 1, 2018, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

	Expense Limitation
Funds	A	C	R	I	IS
Seix Core Bond	0.75%	N/A	1.05%	0.50%	0.40%
Seix Corporate Bond	0.95%	1.65%	N/A	0.70%	N/A
Seix Georgia Tax-Exempt Bond	0.80%	N/A	N/A	0.65%	N/A
Seix High Grade Municipal Bond	0.80%	N/A	N/A	0.65%	N/A
Seix High Income	1.05%	N/A	1.50%	0.80%	0.70%
Intermediate Bond	0.75%	N/A	1.05%	0.50%	N/A
Seix Investment Grade Tax-Exempt Bond	0.80%	N/A	N/A	0.65%	N/A
Seix Limited Duration	N/A	N/A	N/A	0.35%	N/A
Seix U.S. Mortgage	0.90%	1.65%	N/A	0.70%	N/A
Seix North Carolina Tax-Exempt Bond	0.80%	N/A	N/A	0.65%	N/A
Seix Floating Rate High Income	1.00%	1.60%	N/A	0.70%	0.60%
Seix High Yield	0.90%	N/A	1.30%	0.65%	N/A
Seix Short-Term Bond	0.80%	1.60%	N/A	0.60%	N/A
Seix Short-Term Municipal Bond	0.68%	N/A	N/A	0.48%	N/A
Seix Total Return Bond	0.75%	N/A	1.10%	0.50%	0.40%
Seix Ultra-Short Bond	N/A	N/A	N/A	0.46%	N/A
Seix U.S. Government Securities	0.95%	1.70%	N/A	0.75%	N/A
Seix U.S. Government Securities Ultra-Short Bond	N/A	N/A	N/A	0.46%	N/A
SeixVirginia Intermediate Municipal Bond	0.80%	N/A	N/A	0.65%	N/A

The Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Seix U.S. Mortgage Fund and Seix Short-Term Bond Fund to the extent necessary to maintain a minimum annualized yield of 0.00% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $500 million	None — Full Fee
Next $500 million	5%
Next $4 billion	10%
Over $5 billion	15%

Based on average daily net assets as of [March 31, 2015], the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Seix High Income Fund	0.55%
Seix Investment Grade Tax-Exempt Bond Fund	0.50%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%
Seix Total Return Bond Fund	0.25%
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board’s approval of the continuance of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2015.

Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of their respective Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Board’s approval of the continuance of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2015.

Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

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(SEIX INVESTMENT ADVISORS LOGO)

Seix Investment Advisors LLC (“Seix”)

10 Mountainview Road, Suite C-200

Upper Saddle River, New Jersey 07458

www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined RidgeWorth as the institutional fixed income management division. As of June 30, 2015, Seix had approximately $[30.2] billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells assets for the Funds it subadvises under the supervision of the Adviser and the Board.

Seix utilizes a team management approach for the Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring.

The following individuals are primarily responsible for the day-to-day management of the following Funds:

Investment Grade Funds

Mr. Seth Antiles, Ph.D., Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2008. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Investment Grade Funds. Mr. Antiles joined Seix in 2005 as the Head of Emerging Markets. Prior to joining Seix, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has co-managed the Seix Total Return Bond Fund since 2007 and the Seix U.S. Mortgage Fund since 2009. Mr. Antiles has more than 21 years investment experience.

Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb, Mr. Antiles and Mr. Rieger on sector allocation for the Investment Grade Funds. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from 2006 to 2008, a private investor from 2003 through 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from 2002 to 2003. Mr. Keegan has co-managed the Seix Core Bond Fund, the Seix Corporate Bond Fund, the Seix U.S. Mortgage Fund and the Seix Total Return Bond Fund since 2008. Mr. Keegan has more than 32 years of investment experience.

Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including mortgage-backed and asset-backed securities held in the Investment Grade Funds. Prior to joining Seix in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has co-managed the Seix Core Bond Fund, the Seix U.S. Mortgage Fund, and the Seix Total Return Bond Fund since 2007. Mr. Rieger has more than 28 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2002. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Funds. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. Mr. Troisi has co-managed the Seix Total Return Bond Fund the Seix Core Bond Fund since 2004 and the Seix U.S. MortgageFund since 2007. He has more than 29 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2002. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has co-managed the Seix Total Return Bond Fund the Seix Core Bond Fund since 2004 and the Seix U.S. Mortgage Fund since 2007. Mr. Webb has more than 20 years of investment experience.

Short Duration Funds

Mr. Seth Antiles, Ph.D., Managing Director and Senior Portfolio Manager, has co-managed the Seix Limited Duration Fund since 2009. Mr. Antiles’s biography is set forth above.

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Mr. James F. Keegan, Chairman, Chief Investment Officer and Senior Portfolio Manager, has co-managed the Seix Limited Duration Fund since 2008 and the Seix Short-Term Bond Fund, the Seix Ultra-Short Bond Fund and the Seix U.S. Government Securities Ultra-Short Bond Fund since 2014. Mr. Keegan’s biography is set forth above.

Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has co-managed the Seix Limited Duration Fund since 2007 and the Seix Short-Term Bond Fund, the Seix Ultra-Short Bond Fund and the Seix U.S. Government Securities Ultra-Short Bond Fund since 2014. Mr. Rieger’s biography is set forth above.

Mr. Chad Stephens currently serves as Managing Director and Portfolio Manager of Seix. He has been associated with Seix or an affiliate since 2000. He has co-managed Seix the Ultra-Short Bond Fund and the Seix U.S. Government Securities Ultra-Short Fund since 2006 and the Short-Term Bond Fund since 2008. He has more than 25 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has co-managed the Seix Limited Duration Fund since inception and the Seix Short-Term Bond Fund, the Seix Ultra-Short Bond Fund and the Seix U.S. Government Securities Ultra-Short Bond Fund since 2014. Mr. Troisi’s biography is set forth above.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2002. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has co-managed the Seix Limited Duration Fund since 2007 and the Seix Short-Term Bond Fund and the Seix Ultra-Short Bond Fund since 2014. Mr. Webb’s biography is set forth above.

High Yield Funds

Mr. James FitzPatrick, CFA, currently serves as Managing Director, Portfolio Manager and Head of Leveraged Finance Trading of Seix. He has been associated with Seix, an affiliate or predecessor since 1997. Mr. FitzPatrick has co-managed the Seix High Income Fund and the Seix High Yield Fund since 2013. He has more than 19 years of investment experience.

Mr. Vincent Flanagan currently serves as Vice President, Portfolio Manager and Senior High Yield Analyst of Seix. He has been associated with Seix, an affiliate or predecessor since 2006. Mr. Flanagan has co-managed the Seix Floating Rate High Income Fund since 2011. He has more than 18 years of investment experience.

Mr. George Goudelias currently serves as Managing Director, Senior Portfolio Manager and Head of Leveraged Finance of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Goudelias has managed the Seix Floating Rate High Income Fund since its inception. He has more than 29 years of investment experience.

Mr. Michael Kirkpatrick currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Kirkpatrick has co-managed the Seix High Yield Fund since 2007 and the Seix High Income Fund since 2011. He has more than 24 years of investment experience.

Municipal Bond Funds

Mr. Chris Carter, CFA, currently serves as Director and Portfolio Manager of Seix. He has been associated with Seix or an affiliate since 2003. He has managed the Seix Georgia Tax-Exempt Bond Fund since 2003, the Seix Seix North Carolina Tax-Exempt Bond Fund since 2005 and the Seix Virginia Intermediate Municipal Bond Fund since 2011. He has more than 22 years of investment experience.

Mr. Ronald Schwartz, CFA, currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix or an affiliate since 2000. He has managed the Seix High Grade Municipal Bond Fund and the Seix Investment Grade Tax-Exempt Bond Fund since each Fund’s inception, and has co-managed the Seix Short-Term Municipal Bond Fund since 2011. He has more than 34 years of investment experience.

Ms. Dusty Self currently serves as Director and Portfolio Manager of Seix. She has been associated with Seix or an affiliate since 1992. She has co-managed the Seix Short-Term Municipal Bond Fund since 2011. She has more than 21 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares, R Shares, I Shares and IS Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

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If your I Shares or IS Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares or IS Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also, generally, have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.

Shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Funds or its transfer agent, and the Funds can redeem shares you own in any of the Funds or in another identically registered RidgeWorth Funds account as reimbursement.

Purchasing R Shares

R Shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others. R Shares require an agreement with the Funds prior to investment. The intermediary may charge a fee for its services. Please consult your intermediary to find out about how to purchase R Shares of the Funds.

R Shares may also be purchased by shareholders of the Seix Total Return Bond Fund who owned C Shares in the applicable Fund on February 12, 2009 and by shareholders of the Seix Core Bond Fund, the Seix High Income Fund, and the Seix High Yield Fund who owned C Shares in the applicable Fund on July 31, 2009.

Purchasing I Shares

Effective June 30, 2011, the Limited Duration Fund is open solely to (i) clients of Seix Investment Advisors LLC, the Fund’s Subadviser, and its affiliates, and (ii) such other investors as RidgeWorth Investments, shall approve in its discretion. All shareholders of the Limited Duration Fund as of June 30, 2011, however, can continue to hold and purchase additional shares.

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they act as fiduciary, agent, investment adviser, or custodian. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees; or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet

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the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of RidgeWorth Funds, the Adviser and Subadvisers to the RidgeWorth Funds.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

Purchasing IS Shares

IS Shares are offered to the following investors, provided that these investors do not require the Fund or an affiliate of the Fund (including the Fund’s Adviser and any affiliate of the Adviser) to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to IS Shares:

•	qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby IS Shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator);

•	bank and trust companies;

•	insurance companies;

•	registered investment companies;

•	non-qualified deferred compensation plans; and

•	other institutional investors that:

•	meet a $2,500,000 minimum initial investment requirement; and

•	hold interests in the Fund through a single plan level account held directly through the Fund and not traded through an intermediary.

Such availability will be subject to management’s determination of the eligibility of investment in IS Shares.

The $2,500,000 minimum initial investment amount may be waived subject to management’s discretion, and/or purchased by or through:

•	certain registered open-end investment companies whose shares are distributed by the Distributor;

•	accounts held by, or for the benefit of, an affiliate of the Fund; or

•	investments made in connection with certain reorganizations as approved by the Adviser.

If the value of your account falls below the minimum initial investment requirements for IS Shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption, as applicable. You will be notified prior to any such conversions or redemptions.

In-Kind Purchases — A Shares, C Shares, R Shares, I Shares and IS Shares

Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares, R Shares, I Shares and IS Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open, even if the NYSE is closed. Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m. Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m. Eastern Time, it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.

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The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase, sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows your financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including your financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares, R Shares, I Shares and IS Shares

The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating the NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available, or a Fund reasonably believes that market prices or amortized cost valuation methods are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is, therefore, subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board.

Minimum/Maximum Purchases — A Shares, C Shares, R Shares, I Shares and IS Shares

To purchase shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
R Shares	No minimum
I Shares	No minimum
IS Shares	$2,500,000

Purchases of C Shares of the Seix U.S. Mortgage Fund or the Seix Short-Term Bond Fund requested in an amount of $250,000 or more will be converted to A Shares of that Fund. Purchases of C Shares of any other Fund requested in an amount of $1,000,000 or more will be converted to A Shares of that Fund. No fees will be incurred as a result of these conversions.

Your subsequent investments must be made in amounts of at least $1,000. The Funds reserve the right to waive and/or reduce the minimum investment amounts for certain A and C Share purchases.

For investors who qualify to purchase R Shares and I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of the Funds, Adviser and the Subadvisers may also purchase I Shares. There is no minimum investment.

Systematic Investment Plan — A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically

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through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years. Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.

Customer Identification

Foreign Investors

To purchase A Shares, C Shares, R Shares and IS Shares of the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, and Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established at the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established at the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under U.S. federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Sales Charges — A Shares and C Shares

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment.

For the Funds listed below, the immediately following table applies:

Investment Grade Funds

Seix Core Bond Fund

Seix Corporate Bond Fund

Seix Total Return Bond Fund

High Yield Funds

Seix High Income Fund

Seix High Yield Fund

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Municipal Bond Funds

Seix Georgia Tax-Exempt Bond Fund

Seix High Grade Municipal Bond Fund

Seix Investment Grade Tax-Exempt Bond Fund

Seix North Carolina Tax-Exempt Bond Fund

Seix Virginia Intermediate Municipal Bond Fund

If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

*	RidgeWorth Distributors LLC (the “Distributor”) may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.50%.

For the Funds listed below, the immediately following table applies:

Investment Grade Funds

Seix U.S. Mortgage Fund

High Yield Funds

Seix Floating Rate High Income Fund

Municipal Bond Funds

Seix Short-Term Municipal Bond Fund

Short Duration Funds

Seix Short-Term Bond Fund

If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	2.50%	2.56%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.50%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 0.50% if you redeem any of these A Shares within two years of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (i) the NAV of the shares at the time of purchase or (ii) the NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge may be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•	by employees, and members of their immediate family (spouse/domestic partner, mother, father, mother-in-law, father-in-law, and children, including step-children, under the age of 21 years), of the Adviser and its affiliates;

•	through financial intermediaries or institutions; retirement plans, plan administrators or record-keepers; asset allocation, or wrap programs or self-directed investment brokerage accounts; that, under the terms of their respective agreements with the Distributor or otherwise, agree to either (i) not charge the front-end sales charge, or (ii) do not receive compensation derived from the front-end sales charge, but may or may not charge a transaction fee to their customers; or

•	by Trustees and officers of the RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at the NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the “Taxes” section of the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

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Reduced Sales Charges — A Shares

Rights of Accumulation. You may take into account your accumulated holdings in all share classes of RidgeWorth Funds to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the Funds’ SAI for details.

Letter of Intent. A Letter of Intent allows you to purchase A Shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse/domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (i) the NAV of the shares at the time of purchase, or (ii) the NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. You never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code Code of 1986, as amended (the “Internal Revenue Code”))
•	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

•	You die or become disabled after the account is opened;

•	Redemption must be made within 1 year of such death/disability;

•	The Funds must be notified in writing of such death/disability at time of redemption request; and

•	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) of the Internal Revenue Code).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

•	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period. The 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount.

•	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge. In the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment.

•	To qualify for the CDSC waiver under the Systematic Withdrawal Plan, a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1⁄2 under any retirement plan qualified under Sections 401, 408 or 403(b) of the Internal Revenue Code or resulting from the tax free return of an excess distribution to an IRA. Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

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•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.

The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.

Offering Price of Fund Shares — A Shares, C Shares, R Shares, I Shares and IS Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares, R Shares, I Shares and IS Shares is simply the next calculated NAV.

You can also obtain information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

How to Sell Your Fund Shares

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling R Shares

Please consult your intermediary to find out about how to sell your R Shares of the Funds.

Selling I Shares and IS Shares

You may sell your I Shares and IS Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares and IS Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

Signature Authentication – A Shares, C Shares, R Shares, I Shares and IS Shares

This section describes the Funds’ Medallion Signature Guarantee and Signature Validation Program (SVP) policies. If you purchased your shares through a financial institution or intermediary, the below policies may not apply. Please contact your financial institution or intermediary for additional information on their signature authentication policy.

For certain financial and non-financial transactions, the Funds require proof that your signature is authentic and you have the authority to provide the instruction(s) contained in the request. This verification can be provided by either a Medallion Signature Guarantee Stamp for financial transactions or an SVP Stamp for non-financial transactions.

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Both types of stamps can be obtained from a financial institution such as a domestic bank, trust company, broker/dealer, clearing agency, savings association, or other financial institution that participates in the Medallion Signature Guarantee Program or SVP. Please visit www.ridgeworth.com for a Letter of Instruction Form that you can provide to your financial institution to obtain the appropriate stamp. Please note a notarized signature is not an acceptable substitute for a Medallion Signature Guarantee or an SVP Stamp. The Funds reserve the right, at their sole discretion, to waive such requirements for a specific request.

Financial Transactions

An original document containing a Medallion Signature Guarantee is required for certain types of financial transactions. Examples include:

•	Redemption proceeds payable or sent to any person, address, or bank account other than the one currently on record.

•	Redemption requests sent to an address or bank account of record that has been changed within the last 30 days.

•	Registration or ownership changes to your account. Ownership changes may include but are not limited to, certain types of transfers, gifting shares, beneficial inheritance, and loan collateral agreements.

Non-Financial Transactions

For certain non-financial transactions, the Funds will accept an original document containing an SVP Stamp. In the event an SVP Stamp is not used by the financial institution, you should request that it use its Medallion Signature Guarantee in lieu of the SVP Stamp. Examples include:

•	Changing your name.

•	Requests to add or change banking information that the Funds have on file.

•	Updates to authorized signers on your account.

Sale Price of Fund Shares — A Shares, C Shares, R Shares, I Shares and IS Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account.

Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.” Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.

Receiving Your Money — A Shares, C Shares, R Shares, I Shares and IS Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your sale proceeds can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Each Fund tries to manage large redemptions of positions in the Fund. However, a large redemption by a shareholder holding a significant investment in a Fund may have an adverse impact on the remaining shareholders in the Fund. For example, such a redemption may cause the Fund to (i) utilize outside sources of liquidity, which may be more costly, or (ii) liquidate securities that otherwise would not have been sold, potentially impacting the Fund’s performance and generating capital gains distributions.

Redemptions In-Kind — A Shares, C Shares, R Shares, I Shares and IS Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains recognized in the redemption or in the sale of the securities distributed to you.

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Involuntary Sales of Your Shares — A Shares, C Shares, R Shares, I Shares and IS Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
R Shares	No minimums
I Shares	No minimums
IS Shares	$2,500,000

The Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Shareholders should contact their financial intermediary regarding minimum investment requirements.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares, R Shares, I Shares and IS Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Funds’ SAI.

Exchanging or Converting Your Shares

Exchanging Your Shares — A Shares, C Shares, R Shares, I Shares and IS Shares

You may exchange your Fund shares for the same class of shares of any other RidgeWorth Fund. Your sales price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

Cross Class Conversions

You may convert your shares for shares of a different class of the same Fund based on the NAV of each class next calculated after the Fund receives your exchange request in proper form. If you have held your current shares for less than one year, your financial intermediary may assess any applicable CDSC on your shares when you make the conversion.

Instructions for Exchanging and Converting Shares

You may exchange or convert your shares on any Business Day by contacting the Funds at 1-888-784-3863 or the financial institution or intermediary through which your shares are held.

Exchanges into the State Street Liquid Reserves Fund — Investment Class

At any time, you may exchange your A, C or I Shares of a Fund for shares of the State Street Institutional Liquid Reserves Fund–Investment Class. Further, qualifying shares of the State Street Institutional Liquid Reserves Fund–Investment Class may be exchanged for A, C or I Shares of any Fund. You should read the State Street Institutional Liquid Reserves Fund–Investment Class prospectus prior to investing in that mutual fund. You can obtain a prospectus State Street Institutional Liquid Reserves Fund–Investment Class by calling 1-888-784-3863 or by visiting our website at www.ridgeworth.com. Qualifying exchanges between the Funds’ A and C Shares and the State Street Institutional Liquid Reserves Fund–Investment Class are eligible for exchange into the Funds’ A and/or C Shares without the imposition of the applicable front-end sales charge and/or CDSC.

If you purchased shares though a financial institution or intermediary please contact your financial institution or intermediary regarding the availability of this exchange privilege.

Notes on Exchanges and Conversions

You must meet investor eligibility requirements applicable to the share class into which you are exchanging. The Funds may accept investments of smaller amounts at its discretion. The Funds will treat any cross class conversion between classes of shares of the same Fund as a tax-free event. An exchange between the same classes of shares of different Funds generally is treated as a taxable event.

For the purpose of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (i) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

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Systematic Exchange Plan — A Shares and C Shares

For investors who qualify, a systematic exchange feature may be added to your account. Shareholders should contact their financial intermediary for more information about how to take advantage of this feature and the minimum investment requirements.

Telephone Transactions — A Shares, C Shares, R Shares, I Shares and IS Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Restrictions on shareholders from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer; and

•	Reserving the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together eliminate, the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy.

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The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading affected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

DISTRIBUTION OF FUND SHARES

Distribution of Fund Shares Generally

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries (such as brokers, banks, financial advisers and retirement plan service providers) to compensate them for providing distribution-related or shareholder services, for marketing expenses they incur, for travel and lodging in connection with educational events or to pay for the opportunity to have them distribute the Funds.

The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Distribution Plan – A Shares, C Shares and R Shares

The A Shares, C Shares and R Shares of each Fund have adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Broker-dealers who initiate and are responsible for selling C Shares may receive an initial payment at the time of sale of 1.00% and annual 12b-1 payout effective in the 13th month of 1.00%. Through the distribution plan, the Funds’ Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor. For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.

	Maximum Fee	Current Approved Fee
Investment Grade Funds
Seix Core Bond Fund	0.25%	0.25%
Seix Corporate Bond Fund	0.35%	0.30%
Seix U.S. Mortgage Fund	0.23%	0.20%
Seix Total Return Bond Fund	0.25%	0.25%

High Yield Funds
Seix High Income Fund	0.30%	0.30%
Seix Floating Rate High Income Fund	0.35%	0.30%
Seix High Yield Fund	0.25%	0.25%

Municipal Bond Funds
Seix Georgia Tax-Exempt Bond Fund	0.18%	0.15%
Seix High Grade Municipal Bond Fund	0.18%	0.15%
Seix Investment Grade Tax-Exempt Bond Fund	0.35%	0.30%
Seix North Carolina Tax-Exempt Bond Fund	0.15%	0.15%
Seix Short-Term Municipal Bond Fund	0.15%	0.15%
Seix Virginia Intermediate Municipal Bond Fund	0.15%	0.15%

Short Duration Funds
Seix Short-Term Bond Fund	0.23%	0.20%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of a Fund’s C Shares.

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The R Shares maximum distribution and service fee is 0.50% of the average daily net assets of a Fund’s R Shares.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

SHAREHOLDER SERVICING PLANS

With respect to the A Shares and I Shares of certain of the Funds, the A Shares and I Shares Shareholder Servicing Plan permits the A Shares and I Shares of that Fund to pay financial intermediaries for shareholder support services they provide, at a rate of up to 0.20% of the average daily net assets of each of the A Shares and I Shares of that Fund. The R Shares Shareholder Servicing Plan permits R Shares for certain of the Funds to pay specified benefit plans or other financial service firms for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of each of the R Shares of that Fund. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Shareholders of the Funds are entitled to receive dividends declared starting on the next business day after a purchase is received in good order.

Shareholders of the Funds are entitled to receive dividends declared on the day their shares are redeemed.

401(k) plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of a Fund on the date the dividend or distribution is allocated by the 401(k) plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the applicable Fund on the date the dividend or distribution is allocated.

HOUSEHOLD MAILINGS

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-784-3863 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

TAXES

Please consult your tax advisor regarding your specific questions about U.S. federal, state, local, and foreign tax considerations relating to any investment in any Fund.

Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Funds’ SAI.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them in additional shares.

Income distributions are generally taxable as ordinary income. Capital gains distributions (i.e., distributions of the excess of net long-term capital gain over net short-term capital loss, if any) are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are generally taxable to noncorporate shareholders at rates of up to 20%. Distributions from a Fund’s net short-term capital gains are generally taxable as ordinary income. A high portfolio turnover rate and the use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains.

If a Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, you will be taxed on the dividend as if you received it in the year in which it was declared.

If you invest in a Fund shortly before a capital gain distribution, generally you will pay a higher price per share and, unless you are exempt from tax, you will pay taxes on the amount of the distribution.

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Distributions from a Fund and capital gains on a disposition of Fund shares are subject to a 3.8% U.S. federal Medicare contribution tax on all or a portion of the “net investment income” of individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. “Net investment income” for this purpose does not include exempt-interest dividends (described below).

Each Fund in which you invest will inform you shortly after the close of each calendar year of the amounts of your distributions that may qualify as ordinary income dividends, exempt-interest dividends, and capital gain distributions.

You must provide your social security number or other taxpayer identification number to a Fund along with any certifications required by the Internal Revenue Service. If you do not, or if it is otherwise legally required to do so, a Fund will apply “backup withholding” tax on your dividends (including exempt-interest dividends) and other distributions, sale proceeds and any other payments to you that are subject to backup withholding. The backup withholding rate is 28%.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your tax advisor or plan administrator regarding the tax rules governing your retirement or savings plan.

The Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund intend to distribute exempt-interest dividends. Exempt-interest dividends are distributions from a Fund’s tax-exempt interest income and are exempt from regular federal income tax. A portion of exempt-interest dividends may be a tax preference item for purposes of the federal alternative minimum tax applicable to individuals. Exempt-interest dividends distributed to corporate shareholders may result in increased liability under the federal alternative minimum tax applicable to corporations. Each of these Funds may invest a portion of its assets in securities that generate taxable income for federal income tax purposes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state-specific Funds may receive distributions that are exempt from a particular state’s income tax, such distributions may be taxable in other states where the shareholder files tax returns.

Except for the Funds that expect to distribute exempt-interest dividends (described above), the Funds expect to distribute primarily ordinary income dividends.

The Seix Core Bond Fund, the Seix Short-Term Bond Fund, the Seix Ultra-Short Bond Fund and the Seix U.S. Government Securities Ultra-Short Bond Fund expect that some portion of their distributions will be so derived. Subject to certain limitations, dividends paid from interest earned on direct obligations of the U.S. Government (but generally not to distributions of gain from the sale of such obligations) may be, in some states, exempt from certain state and local taxes.

Certain Funds may be able to pass along a tax credit for foreign income taxes they pay. In such event, the applicable Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by                     . The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Funds’ Annual Reports to Shareholders for such periods. The 2015 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

[To Be Filed By Amendment]

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Investment Adviser:

RidgeWorth Investments

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

www.ridgeworth.com

Investment Subadviser:

Seix Investment Advisors LLC

One Maynard Drive, Suite 3200

Park Ridge, NJ 07656

www.seixadvisors.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):

The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:

These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:

Shareholder Services

1-888-784-3863

Mail:

RidgeWorth Funds

P.O. Box 8053

Boston, MA 02266-8053

Website:

www.ridgeworth.com

SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management LLC

RFPRO-FI-0815

STATEMENT OF ADDITIONAL INFORMATION

RIDGEWORTH FUNDS

[August 1, 2015]

Investment Adviser:

RIDGEWORTH INVESTMENTS

(the “Adviser”)

This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of RidgeWorth Funds (the “Trust”) and should be read in conjunction with the Trust’s current prospectuses dated [August 1, 2015] as such prospectuses may be supplemented from time to time (each, a “Prospectus” and collectively, the “Prospectuses”). This SAI relates to each class of the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

	A Shares	C Shares	R Shares	I Shares	IS Shares
Taxable Fixed Income Funds
Seix Core Bond Fund	STGIX		SCIGX	STIGX	[	]
Seix Corporate Bond Fund	SAINX	STIFX		STICX
Seix High Income Fund	SAHIX		STHIX	STHTX	STHZX
Seix Limited Duration Fund				SAMLX
Seix U.S.Mortgage Fund	SLTMX	SCLFX		SLMTX
Seix Floating Rate High Income Fund	SFRAX	SFRCX		SAMBX	SFR2X
Seix High Yield Fund	HYPSX		HYLSX	SAMHX
Seix Short-Term Bond Fund	STSBX	SCBSX		SSBTX
Seix Total Return Bond Fund	CBPSX		SCBLX	SAMFX	SAMZX
Seix U.S. Government Securities Ultra-Short Bond Fund				SIGVX
Seix Ultra-Short Bond Fund				SISSX
Tax-Exempt Fixed Income Funds
Seix Georgia Tax-Exempt Bond Fund	SGTEX			SGATX
Seix High Grade Municipal Bond Fund	SFLTX			SCFTX
Seix Investment Grade Tax-Exempt Bond Fund	SISIX			STTBX
Seix North Carolina Tax-Exempt Bond Fund	SNCIX			CNCFX
Seix Short-Term Municipal Bond Fund	SMMAX			CMDTX
Seix Virginia Intermediate Municipal Bond Fund	CVIAX			CRVTX

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds are collectively referred to herein as the “Fixed Income Funds.”

This SAI is incorporated by reference into the Trust’s Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. A Prospectus may be obtained by writing to the Trust or calling toll-free 1-888-784-3863.

THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (“shares”) and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except the North Carolina Tax-Exempt Bond Fund, is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

DESCRIPTION OF PERMITTED INVESTMENTS

The Funds’ respective investment objectives and principal investment strategies are described in the Prospectuses. The following information supplements, and should be read in conjunction with, the Prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds’ applicable Prospectus. The Funds’ investment subadviser (the “Subadviser”) will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds’ stated investment policies:

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) (collectively, “Depositary Receipts”). Depositary Receipts are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a “depositary”). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary.

Depositary Receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. Securities issued by foreign companies incorporated outside of the United States, but whose securities are publicly traded in the United States, directly or through sponsored and unsponsored ADRs or GDRs, are not defined as “Foreign Securities.”

Acquisitional/equipment lines (delayed-draw term loans). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment or to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.

Asset-Backed Securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans or manufactured housing.

These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets.

Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund’s industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

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Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

For purposes of calculating Annual Fund Operating Expenses in a Fund’s Prospectus, direct or indirect fees associated with investing in structured products such as asset-backed securities are not included.

Bank Obligations. A Fund may invest in obligations issued by banks and other savings institutions.

Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks.

These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions, which might affect the payment of principal or interest on the securities held by a Fund.

Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.

The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when a Subadviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

•	Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

•	Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds are not prohibited from investing in bank obligations issued by clients of the Funds’ administrator or distributor or their respective parent or affiliated companies. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. A Fund will not purchase obligations issued by the Adviser, Subadviser, or their affiliates.

Below Investment Grade Securities. High yield securities may be subject to greater levels of credit or default risk than higher-rated securities.

The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy or highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal.

Borrowing. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.

If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage.

Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Investment

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strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

Collateralized Debt Obligations. Collateralized Debt Obligations (“CDOs”) are securitized interests in pools of assets. Assets called collateral usually comprise loans or debt instruments.

A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral.

Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk.

If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.

Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Commercial Paper. Commercial paper is the term used to designate unsecured short term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Contingent Capital Securities. Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level.

Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening a Fund’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities.

Convertible Bonds. Convertible bonds are bonds, which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation.

Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature.

In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments.

Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as “busted” convertibles, and the associated risk more closely approximates that of similar debt without the conversion feature.

Corporate Issues. Corporate issues refer to debt instruments issued by private corporations or other business entities. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate issues. Corporate issues may also be issued by master limited partnerships and real estate investment trusts (“REITs”).

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In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (“senior”) debt securities have a higher priority than lower ranking (“subordinated”) securities. The credit risks of corporate issues may vary widely among issuers. A Fund will buy corporate issues subject to any quality constraints. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that in general is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer (the “Reference Instrument”).

The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument.

Upon maturity of the CLN, the Note Purchaser will receive a payment equal to:

(i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a “Restructuring Event”) or

(ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred.

Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a Restructuring Event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.

In addition to being subject to the risks relating to the Reference Instrument, the purchaser of a CLN may be subject to the credit risk of the Note Issuer. Also, there may not be a secondary market for the CLN even though such a market exists for the Reference Instrument.

Custodial Receipts. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian.

For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond.

Note, because a “separate security” is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

Debt Securities. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

Derivatives. A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices.

Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks.

These positions may be established for hedging, substitution of a position in the underlying asset or for speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position.

Because leveraging is inherent in derivatives, the use of derivatives also involves the risk of leveraging. Risks involved with hedging and leveraging activities include:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

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•	A Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities.

In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease on the value of a Fund’s portfolio securities.

To limit leveraging risk, a Fund observes asset segregation requirements to cover fully its future obligations. By setting aside assets equal only to its net obligations rather than the full notional amount under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

To the extent a Fund invests in derivatives subject to regulation by the Commodity Futures Trading Commission (“CFTC”), such as futures and options on futures, it will do so in accordance with Regulation 4.5 under the Commodity Exchange Act (“CEA”).

The Trust, on behalf of the Funds, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA and the regulations of the CFTC promulgated thereunder with respect to the Funds’ operations. The Trust is not subject to registration or regulation as a CPO and does not intend to operate in a manner that would trigger CFTC regulation.

If a Fund were to operate subject to CFTC regulation, it may incur additional expenses.

Dollar Rolls. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls.

A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction.

Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a

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Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations. A Fund may also cover the transaction by means of an offsetting transaction or by other means permitted under the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder.

Emerging Markets. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equipment Trust Certificates (“ETCs”). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market.

Equity securities are described in more detail below:

•	Commodity Equity Securities. Commodity equity securities represent equity securities of companies that principally engage in the energy, metals, and agriculture group of industries.

These companies may include, for example, integrated oil companies; companies engaged in the exploration and production of oil and gas; companies primarily involved in the production and mining of coal, related products, and other consumable fuels; fertilizer and agricultural chemicals companies; producers of aluminum and related products; companies engaged in producing or extracting metals and minerals; producers of gold, precious metals and minerals, and related products; producers of iron and steel; manufacturers of timber and related wood and paper products; and producers of agricultural products, including crop growers, owners of plantations, and companies that produce and process foods.

Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.

Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.

When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.

Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Mid-Cap Issuers. Generally, capitalization or market capitalization is a measure of a company’s size (the price of a company’s stock multiplied by the number of shares outstanding).

Investing in equity securities of small and mid-cap companies often involves greater risk than is customarily associated with investments in larger capitalization companies.

This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.

Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•	Equity-Linked Securities. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions.

The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall.

Trading prices of the underlying common stock will be influenced by the issuer’s operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market

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segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting.

In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities.

The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities.

Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

•	PERCS. Preferred Equity Redemption Cumulative Stock (“PERCS”) technically is preferred stock with some characteristics of common stock.

PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors’ capital gains are capped, usually at 30%.

Commonly, PERCS may be redeemed by the issuer at any time or if the issuer’s common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS.

In exchange for having the cap on capital gains and giving the issuer the option to redeem the

PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

•	ELKS. Equity-Linked Securities (“ELKS”) differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer’s common stock.

ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer’s common stock, or the average closing price per share of the issuer’s common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity.

Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

•	LYONS. Liquid Yield Option Notes (“LYONs”) differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer’s common stock.

LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value.

The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs.

Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer’s common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates.

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The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield.

A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

Eurodollar and Yankee Dollar Obligations. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by U.S. and non-U.S. corporations or other entities.

Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities.

Eurodollar and Yankee Dollar obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk.

Additionally, Eurodollar and Yankee Dollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders.

Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

Exchange-Traded Funds (“ETFs”). ETFs are investment companies whose shares are bought and sold on a securities exchange.

An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), iShares® and VIPERs®.

A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also “Investment Company Shares” below).

Fixed Income Securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers.

Coupons may be fixed or adjustable, based on a pre-set formula.

The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund’s net asset value.

Floating Rate Instruments. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as the London Interbank Offered Rate or “LIBOR”).

Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus.

The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

Floating Rate Loans. Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk.

Many floating rate loans are rated below investment grade or are unrated. Therefore, a Fund relies heavily on the analytical ability of the Fund’s Subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured.

Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity.

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The risk is greater for the Seix Floating Rate High Income Fund, because of its concentration in these types of instruments.

Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security.

Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be collateralized fully which may cause the loan to decline significantly in value.

One lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Investing in certain types of floating rate loans, such as revolving credit facilities and unfunded loans, creates a future obligation for a Fund. To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to fully cover any future obligations.

Seix Investment Advisors LLC (“Seix”) currently serves as collateral manager to six collateralized loan obligation (“CLO”) funds that invest in bank loans. The trustees and custodians of the CLO funds are not affiliated entities of the Adviser or Seix.

In addition to the CLO funds, the Seix serves as Subadviser to an unaffiliated registered fund and as investment manager to two unregistered funds that invest in bank loans. The custodian and adviser for the unaffiliated registered fund are not affiliated entities of the Adviser or Seix.

The custodians and administrators for the two unregistered funds are not affiliated entities of the Adviser or Seix.

There are no trustees for the unregistered funds. Only the offshore entities that are a part of one of the unregistered funds have independent boards of directors that are not affiliated entities of the Adviser or Seix.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund.

Seix has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Currency. A Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs.

A Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a foreign currency forward contract (“forward contract”).

A forward contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Forward contracts are considered “derivatives” - financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

A forward contract “locks in” the exchange rate between the currency it will deliver and the currency it will receive at the maturity of the contract. A Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. In addition, the Fund may enter into forward contracts to gain exposure to foreign markets.

At or before settlement of a forward contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of a Fund into the currency. A Fund may close out a forward contract by purchasing or selling an offsetting contract, in which case it will realize a gain or a loss.

A Fund may invest in a combination of forward contracts and U.S. dollar-denominated instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate.

For example, the combination of U.S. dollar-denominated money market instruments with “long” forward contracts creates a position

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economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, a Fund may invest in forward contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging).

Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Each Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.

If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.

If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

A Fund may also enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

When a Fund purchases or sells a forward contract, under applicable U.S. federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions.

For example, with respect to forward contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value.

With respect to forward contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value.

By setting aside or delivering assets equal to only its net obligation under “cash-settled” forward contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts.

A Fund may otherwise cover the transaction by means of an offsetting transaction or by other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

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The Funds reserve the right to modify their asset segregation policies in the future.

Foreign Securities. Foreign securities may include U.S. dollar-denominated obligations or securities of foreign issuers denominated in other currencies.

Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation:

European Certificates of Deposit

European Time Deposits

European Bankers’ Acceptances

Canadian Time Deposits

Europaper and Yankee Certificates of Deposit; and

investments in Canadian Commercial Paper and foreign securities.

These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers.

These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

These investments may also entail higher custodial fees and sales commissions than domestic investments.

Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.

Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Securities issued by foreign companies incorporated outside of the United States, but whose securities are publicly traded in the United States, directly or through sponsored and unsponsored ADRs or GDRs, are not defined as “Foreign Securities.”

In making investment decisions for the Funds, a Subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”).

Of course, a Subadviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund’s investment objective and policies.

During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities.

The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund’s investments in one foreign market represented in its portfolio may offset potential gains from the Fund’s investments in another country’s markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of

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payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.

A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.

To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.

The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.

Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

Forward Roll Transactions. To enhance current income, each Fund may enter into forward roll transactions with respect to mortgage-related securities.

In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price.

The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold.

During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments,

together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold.

Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.

An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the CFTC.

A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, under applicable federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions.

For example, with respect to futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value.

With respect to futures contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value.

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By setting aside or delivering assets equal to only its net obligation under “cash-settled” futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts.

The Funds reserve the right to modify their asset segregation policies in the future.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract.

In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.

A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.

In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract.

The Fund may also cover its sale of a call option by taking positions in instruments with prices, which are expected to move relatively consistently with the call option.

A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.

A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following:

(i) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates,

(ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures,

(iii) there may not be a liquid secondary market for a futures contract or option,

(iv) trading restrictions or limitations may be imposed by an exchange, and

(v) government regulations may restrict trading in futures contracts and options on futures.

In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Guaranteed Investment Contracts (“GICs”). A GIC is a general obligation of the issuing insurance company and not a separate account.

The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

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As such, GICs are generally subject to the same risks as other illiquid securities. (See “Illiquid Securities” below.)

Hedging Techniques. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures.

There are risks associated with hedging activities, including:

(i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;

(ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures;

(iii) there may not be a liquid secondary market for a futures contract or option; and

(iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

High Yield Securities. High yield securities, commonly referred to as junk bonds, are debt obligations which are rated below investment grade, i.e., below BBB- by Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”) and Fitch, Inc. (“Fitch”), or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds may involve greater risk of default than investments in investment grade securities (e.g., securities rated BBB- or higher by S&P and Fitch or Baa3 or higher by Moody’s) due to changes in the issuer’s creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued.

Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”).

Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition.

Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund.

Under the supervision of the Board, the Fund’s Subadviser determines the liquidity of a Fund’s investments.

In determining the liquidity of a Fund’s investments, the Fund’s Subadviser may consider various factors, including:

(i) the frequency and volume of trades and quotations,

(ii) the number of dealers and prospective purchasers in the marketplace,

(iii) dealer undertakings to make a market, and

(iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

A Fund is not permitted to invest more than 15% of its net assets in illiquid securities.

Initial Public Offerings. A Fund may invest in a company’s securities at the time of a company’s initial public offering (“IPO”).

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Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter.

As a result, a Fund’s Adviser or Subadviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Fund.

Inverse Floaters. Municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index is known as an “Inverse Floater.”

A Fund’s investment in Inverse Floaters may involve greater risk than an investment in a fixed rate bond.

Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the Inverse Floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond.

Inverse Floaters have varying degrees of liquidity, and the market for these securities is relatively volatile.

These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Investment Company Shares. A Fund may invest in the securities of other investment companies (mutual funds) to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund’s investment objectives.

Notwithstanding these restrictions, each Fund may invest any amount, pursuant to Rule 12d1-1 of the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 of the 1940 Act.

A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund.

Under Section 12(d)(1) of the 1940 Act, a Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

However, a Fund may exceed these limits if (i) the ETF or the Fund has received an order for exemptive relief from the 3%, 5%, or 10% limitations from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange Traded Funds” above.)

The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded.

Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to iShares® Funds, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund and Vanguard Trust and procedures approved by the Board, each Fund may invest in iShares® Funds, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund and Vanguard Trust in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as may be amended, and any other applicable investment limitations.

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund nor the iShares® Funds makes any representations regarding the advisability of investing in the Funds.

Investment Grade Obligations. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, or Aaa, Aa, A or Baa by Moody’s or determined to be of equivalent quality by the Subadviser).

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Securities rated BBB or Baa represents the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate.

Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation.

A Fund may hold unrated securities if its Subadviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer’s capacity to repay its obligation remains unchanged.

Large-Capitalization Companies. Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole.

Companies with large-capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.

Accordingly the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Leveraged Buyouts. A Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions (“LBOs”).

An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company.

Equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO limited partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds.

Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

Master Limited Partnerships. Master limited partnerships (“MLPs”) are limited partnerships in which ownership units are publicly traded.

MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of industries, or in credit-related investments.

Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example:

(i) holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership.

(ii) there may be fewer corporate protections afforded investors in an MLP than investors in a corporation.

(iii) conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments.

(iv) MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region.

(v) MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.

(vi) Investments held by MLPs may be illiquid.

(vii) MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

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The Funds may also hold investments in limited liability companies (LLCs) that have many of the same characteristics and are subject to many of the same risks as master limited partnerships.

Distributions attributable to gain from the sale of MLP securities may be taxed as ordinary income.

Medium-Term Notes. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

Money Market Securities. Money market securities include:

(i) short-term U.S. government securities;

(ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury;

(iii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P or Moody’s, or determined by the Subadviser to be of comparable quality at the time of purchase;

(iv) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and

(v) repurchase agreements involving such securities.

Each of these money market securities are described in this SAI. For a description of ratings, see Appendix A to this SAI.

Mortgage-Backed Securities. A Fund may invest in mortgage-backed and asset-backed securities.

Mortgage-backed securities (“MBS”) are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial and reverse mortgage loans or other asset-backed securities (the “Underlying Assets”).

Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”), Federal Home Loan

Mortgage Corporation (“FHLMC” or “Freddie Mac”), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities.

The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, but are considered to be of high quality since such entities are considered to be instrumentalities of the United States.

In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities.

In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates.

Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly.

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The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways.

In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full.

An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or other underlying obligations, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict.

A reverse mortgage is a special type of home loan that lets a homeowner convert a portion of the equity in his or her home into cash.

The equity built up over years of home mortgage payments can be paid to the borrower. But unlike a traditional home equity loan or second mortgage, no repayment is required until the borrower no longer uses the home as his or her principal residence.

A reverse mortgage derives its name from the pattern of payments that is typically the reverse of a traditional mortgage loan used to buy a home.

The three basic types of reverse mortgages are single purpose reverse mortgages, Federal Housing Administration (“FHA”) insured reverse mortgages and proprietary reverse mortgages.

Single purpose reverse mortgages are offered only by some state and local government agencies and nonprofit organizations.

FHA insured reverse mortgages, also known as Home Equity Conversion Mortgages, are the oldest and most popular reverse mortgage product and are insured by the federal government through FHA, a part of the U.S. Department of Housing and Urban Development.

Proprietary reverse mortgages are private loans that are typically backed by the companies that originate them.

The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality.

Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities.

Cash flows from the mortgage pass-through securities are allocated to various tranches (a “tranche” is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment.

The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.

REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of

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the two highest categories by S&P or Moody’s. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests, or “residual” interests.

Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.

Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier.

Planned Amortization Class CMOs (“PAC Bonds”) generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest only” security (“IO”) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Delegated Underwriting and Servicing (“DUS”) bonds are pools of multifamily housing loans issued by Fannie Mae. DUS bonds have significant call protection in the form of prepayment penalties.

The most common structures at the time of issuance are seven-year balloons with 6.5 years of prepayment protection and 10-year balloons with 9.5 years of prepayment protection.

Borrowers must pay a prepayment penalty to prepay the loan during the specified prepayment protection period. In the event of default there is no penalty passed on to the investor.

Municipal Forwards. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but, normally less than one year after the commitment date.

Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See “When-Issued Securities and Forward Commitment Securities” for more information.

Municipal Lease Obligations. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities where the lease obligation is secured by the leased property and subject to renewal or termination by the issuer. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

Municipal Securities. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge).

Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility’s user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of

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expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

A Fund’s investments in any of the notes described above will be limited to those obligations:

(i) where both principal and interest are backed by the full faith and credit of the United States,

(ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody’s,

(iii) which are rated SP-2 at the time of investment by S&P, or

(iv) which, if not rated by S&P or Moody’s, are in the Subadviser’s judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.

Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Subadviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of a Fund’s Subadviser.

A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from U.S. federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking.

The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions.

Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low-income housing.

The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above.

The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Subadviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Subadviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.”

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised.

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A Fund will limit its put transactions to those with institutions that the Subadviser believe present minimum credit risks, and the Subadviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available.

In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer.

Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity.

A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities.

Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put.

There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, a Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments that are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest.

Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks.

The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

A Fund may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements).

A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities.

Participation interests may have fixed, variable or floating rates of interest and may include a demand feature.

A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund’s investment limitations restricting its purchases of illiquid securities.

A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

State and local government revenues are highly correlated with current economic conditions. During periods of very weak economic activity, certain municipalities may experience some fiscal difficulty which could lead to rating downgrades and/or delays in paying principal and interest on their outstanding debt.

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Opinions relating to the validity of municipal securities and to the exemption of interest thereon from U.S. federal income tax are rendered by bond counsel to the respective issuers at the time of issuance.

Neither a Fund nor its Subadviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

Special Considerations Relating to Municipal Obligations of Designated States

As described in the applicable Prospectus, except for investments in temporary investments, the Tax-Exempt and Municipal Bond Funds invest substantially all of their net assets (at least 80%) in municipal bonds (“Municipal Obligations”) that are exempt from U.S. federal and applicable state tax.

Each Municipal Bond Fund may also invest up to 20% of its net assets in Municipal Obligations which are subject to the Alternative Minimum Tax (“AMT”). Each Tax-Exempt and Municipal Bond Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its relevant state.

Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the relevant states in which each of the Tax-Exempt and Municipal Bond Funds invests. This information was obtained from official statements of the respective states as well as from other publicly available official documents and sources.

The Tax-Exempt and Municipal Bond Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary.

•	Factors Pertaining to Georgia

The State of Georgia ended May 2014 with General Fund revenue collections for the fiscal year to date ahead of 2013 levels by 4.5%. During fiscal year 2013, the State saw the unassigned General Fund balance increase to $798 million. Continued conservative budgeting of funds left a total General Fund balance of $4.1 billion, giving the State ample resources to draw on.

Current projections for fiscal year 2014 anticipate 3.4% growth in revenues for the State’s General

Fund. In the governor’s proposed 2014 budget, expenditure containment together with the growth in General Fund revenues is anticipated to enable the state to maintain a structurally balanced budget position.

Georgia continues to maintain moderate debt ratios. Moody’s calculates Georgia’s net tax supported debt per capita at $1,064, ranking Georgia 25th among states. Comparing net tax supported debt to personal income, Moody’s calculates Georgia’s ratio at 2.9% compared to the state average of 3.2%. The State’s unemployment rate for April 2014 was 7.0%, above the national average of 6.3% as of the same period.

Georgia’s general obligation debt continues to carry “Aaa/AAA/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

•	Factors Pertaining to North Carolina

The State of North Carolina ended fiscal year 2013 with General Fund revenue collections 2% greater than General Fund collections during 2012. Because of conservative budgeting practices, the State improved its unassigned fund balance by $240 million ending the year with a balance of $158 million. The overall fund balance was $1.27 billion at year end showing adequate financial resources. As of June 2014, revised fiscal year 2014 General Fund revenue projections expect revenues to grow 3.6% vs. 2013 levels with a budgetary surplus expected at the end of the fiscal year.

North Carolina continues to maintain conservative debt ratios though recent State capital needs have pushed the debt burden into higher territory. Moody’s calculates North Carolina’s net tax supported debt per capita at $806, ranking North Carolina 17th among states. Comparing net tax supported debt to personal income, Moody’s calculates North Carolina’s ratio at 2.1% compared to the state average of 3.2%. The State’s unemployment rate for February 2014 was 6.4%, below the national average of 6.7% as of the same period. Per capita personal income remains below average for the State at 87% of the national average.

North Carolina’s general obligation debt carries “Aaa/AAA/AAA” ratings from Moody’s, S&P,

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and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

•	Factors Pertaining to Virginia

The Commonwealth of Virginia’s economy and employment have grown at a pace exceeding the nation in most years. The State’s unemployment rate of 5.0% for January 2014 is well below the national rate of 6.7%. Virginia continues to benefit from a diverse economy, higher than average governmental employment and defense related spending, though the latter is currently pressured.

This is especially true for the Northern Virginia suburbs of Washington DC and in the Hampton Roads region, an area with significant military installations. Per capita personal income remains among the highest in the southeast at 110.6% of national averages.

For fiscal year 2013, Virginia’s General Fund revenues were 5.3% higher than those in 2012. The State’s General Fund balance increased to $585 million during the year. According to Moody’s, the State is slightly behind track for its fiscal year 2014 revenue estimate of 1.0% with collections up 0.8% as of February 2014.

Virginia has, historically, maintained low debt ratios; however, the minimal issuance of general obligation debt has been offset by significant growth in appropriation backed debt issued by various State authorities. Moody’s calculates Virginia’s net tax supported debt per capita at $1,302, ranking Virginia 31st among the 50 states. Comparing net tax supported debt to personal income, Moody’s calculates Virginia’s ratio at 2.7% compared to the state average of 3.2%.

Virginia’s general obligation debt carries “Aaa/AAA/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

Options. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period.

A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.

The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.

Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.

OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

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The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it purchases or writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund’s custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open.

A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

A Fund may trade put and call options on securities, securities indices or currencies, as its Subadviser determines is appropriate in seeking the Fund’s investment objective.

For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.

A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value.

When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.

When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund’s use of options, including the following:

(i) the success of a hedging strategy may depend on the Subadviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;

(ii) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them;

(iii) there may not be a liquid secondary market for options; and

(iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Pay-In-Kind Securities. Pay-In-Kind securities are debt obligations or preferred stocks that pay interest or dividends in the form of additional debt obligations or preferred stock.

Preferred Stock. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

Real Estate Investment Trusts. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code.

The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level U.S. federal income tax and making the REIT a pass-through vehicle for U.S. federal income tax purposes.

A REIT primarily invests in real estate and real estate mortgages. If a corporation, trust or association meets the REIT requirements, it will be taxed only on its undistributed income and capital gains.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

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REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types.

Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline.

During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.

By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation.

In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a lender or lessor and may incur substantial costs associated with protecting its investments.

Repurchase Agreements. A Fund may enter into repurchase agreements with financial institutions.

Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Subadviser.

The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s net assets.

The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Subadviser, liquidity or other considerations so warrant.

Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Restricted Securities. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”) and, therefore, are not publicly traded securities.

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These securities will be considered illiquid and subject to a Fund’s limitation on the purchase of illiquid securities (no more than 15% of net assets) unless the Adviser or Subadviser determines on an ongoing basis that the securities are liquid in accordance with guidelines adopted by the Board.

Restricted securities include securities that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in such securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities.

More generally, non-publicly traded securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.

Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded.

A Fund’s investments in illiquid securities are subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected. (See “Illiquid Securities” above; see also Rule 144A Securities.)

Reverse Repurchase Agreements. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest).

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Also, in the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.

Revolving Credit Facilities (“Revolvers”). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest.

These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its obligations to fund Revolvers.

A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments.

Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund’s limitation on illiquid investments.

Securities Lending. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.

These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral).

No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC.

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Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily.

Any gain or loss in the market price of the securities loaned that may occur during the term of the loan would be for the account of the Fund.

A Fund may pay a portion of the interest earned from the investment of collateral or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned:

(i) the Fund must receive from the borrower at least 100% cash collateral or equivalent securities of the type discussed in the preceding;

(ii) the borrower must increase such collateral whenever the market value of the securities increases above the level of such collateral;

(iii) the Fund must be able to terminate the loan on demand;

(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest, or other distributions on the loaned securities and any increase in market value;

(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the Fund’s custodian); and

(vi) voting rights on the loaned securities may pass to the borrower; provided, however, that in the event where a matter is presented for a vote on an issuer’s proxy which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities.

Please refer to Appendix B-1: Proxy Voting Policy: Securities Lending Program for additional information with respect to the Funds’ policies for what constitutes a “material effect” with respect to the practice of recalling securities on loan for the sole purpose of voting proxies for such securities.

There is a risk that the Fund may not be able to recall the security in sufficient time to vote on material proxy matters; however, the Fund will make a best faith effort where it has been determined that the outcome of such vote would have a “material effect” on a Fund or its investment.

In addition, as a general practice, the Funds will not recall loans solely to receive income payments. See “Taxes” section of this SAI for information on the security lending program’s impact on treatment of income which could increase a Fund’s tax obligation which is subsequently passed on to its shareholders.

Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board-approved procedures reasonably designed to ensure that the foregoing criteria will be met.

Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Senior Loans

Structure of Senior Loans. A senior floating rate loan (“Senior Loan”) is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior fixed rate loans, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in a Senior Loan. Such loan interests may be acquired from U.S. or foreign

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commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

A Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor.

Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

A Fund may invest up to 10% of its total assets in “Participations.” Loan Participations are interests in loans to corporations, which loans are administered by the lending bank or agent for a syndicate of lending banks. In a Loan Participation, the borrower corporation is the underlying issuer of the loan, but a Fund derives its rights in the loan participation from the intermediary bank. Because the intermediary bank does not guarantee a Loan Participation, it is subject to the credit risks associated with the underlying corporate borrower.

Participations by a Fund in a Loan Investor’s portion of a Senior Loan typically will result in a Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower.

In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation.

As a result, a Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation.

In the event of the insolvency of the Loan Investor selling a Participation, a Fund may be treated as a general creditor of such Loan Investor. The selling

Loan Investors with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries.

Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.

In the event of bankruptcy or insolvency of the corporate borrower, a Loan Participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller.

In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower.

Under the terms of a Loan Participation, a Fund may be regarded as a creditor of the seller of the loan participation (rather than of the underlying corporate borrower), so that a Fund may also be subject to the risk that the seller of the loan participation may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by a Fund may be regarded as illiquid.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to:

(i) working capital assets, such as accounts receivable and inventory;

(ii) tangible fixed assets, such as real property, buildings and equipment;

(iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or

(iv) security interests in shares of stock of subsidiaries or affiliates.

In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries.

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Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.

Certain Fees Paid to a Fund. In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees.

These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, prepayment penalty, and assignment fees.

When a Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee.

On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan.

In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower.

Other fees received by a Fund may include amendment fees. A Fund may have to pay an assignment to the Agent when it purchases or sells a Senior Loan via assignment.

Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”).

Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt.

In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and typically includes the proceeds from asset dispositions or sales of securities.

A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, have the right to call the outstanding Senior Loan.

The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions, which are Loan Investors.

A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to a Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the borrower, a Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower.

The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance.

The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the Loan Investors.

The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis.

With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Fund and the other Loan Investors pursuant to the applicable Loan Agreement.

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A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings.

A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above.

The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among others.

As such, prepayments cannot be predicted with accuracy.

Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.

Prepayments generally will not materially affect a Fund’s performance because a Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on a Fund’s yield.

Other Information Regarding Senior Loans. From time to time a Subadviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Fund or may be intermediate participants with respect to Senior

Loans in which a Fund owns interests. Such banks may also act as Agents for Senior Loans held by a Fund.

A Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring.

Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for a Fund.

A Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated.

A Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value.

Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be under-collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral.

In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.

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If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower.

If a court requires interest to be refunded, it could negatively affect a Fund’s performance.

Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation.

For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital.

There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in loan collateral.

If a Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or a Fund could also have to refund interest.

A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Fund’s purchase of a Senior Loan.

A Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Subadviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Short Sales. A Fund may engage in short sales that are either “uncovered” or “against the box.”

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund.

Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan.

To borrow the security, a Fund is required to pay a premium or daily interest, which will increase the total cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, a Fund will:

(a) earmark or maintain in a segregated account cash or liquid securities at such a level that

(i) the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and

(ii) the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the current market value of the security sold short, or

(b) otherwise cover a Fund’s short positions.

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Uncovered short sales incur a higher level of risk because to cover the short sale, the security may have to be purchased in the open market at a much higher price.

Short-Term Obligations. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

Small- and Mid-Capitalization Companies. Small- and mid-capitalization companies may be either established or newer companies.

Small-capitalization companies may offer greater opportunities for gain, but also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years.

Small-capitalization company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk.

Smaller sized companies may have more limited access to resources, product lines, and financial resources.

Small- and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

Standby Commitments and Puts. A Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date.

Such a right is generally denoted as a “standby commitment” or a “put.”

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities.

The Funds reserve the right to engage in put transactions.

The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Subadviser believes present minimal credit risks, and the Subadviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace.

It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available.

In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other general unsecured creditors) of the writer.

Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities. For example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases (such as to maintain portfolio liquidity). A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable.

Therefore, the put would have value only to a Fund.

Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security.

The maturity of the underlying security will generally be different from that of the put.

There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

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Structured Investments. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act.

A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective.

For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities.

A Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Subadviser in accordance with credit-risk guidelines established by the Board.

Structured Notes. Structured Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500® Index.

In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Subadviser wishes to accept while avoiding or reducing certain other risks.

Supranational Agency Obligations. Supranational Agency Obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the “World Bank”), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

Swap Agreements. A Fund may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year.

In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include:

(i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,”

(ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and

(iii) interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties.

One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

A Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund’s investment objective and strategies.

The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans.

The Loan Credit Default Swap Index (“LCDX”) is a specialized index of loan-only credit default swaps covering 100 individual companies that have unsecured debt trading in the broad secondary markets.

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Investments in SAMI and LCDX increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments.

The liquidity of the market for SAMI and LCDX is subject to liquidity in the secured loan and credit derivatives markets. The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations.

A Fund will not enter into any swap agreement unless the Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.

The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make.

If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of any payments that such Fund is contractually entitled to receive.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Fund’s custodian.

In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their respective Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

For purposes of each of the Fund’s requirements under Rule 12d3-1 (where, for example, a Fund is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) and Section 5b-1 where, for example, a diversified Fund is prohibited from owning more than 5% of its total assets in any one issuer with respect to 75% of a Fund’s total assets, both counterparty exposure and reference entity exposure will be reviewed where appropriate.

The mark-to-market value will be used to measure the Fund’s counterparty exposure. With respect to reference entity exposure, the notional value of the swap will be used when protection is sold on the underlying reference entity.

The mark-to-market value will be used when protection is bought on the underlying reference entity.

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Should the Fund acquire an interest in a swap that is traded on a centralized exchange, the Fund will not consider the counterparty to be an issuer for these purposes if it is determined that counterparty risk has been eliminated through use of the centralized exchange. Further, the Fund will use the same approach described above for Section 5b-1 to satisfy the Fund’s Subchapter M quarter-end requirements under the Internal Revenue Code. Exposure may be adjusted by appropriate offsets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market.

The Subadviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

Tax Credit Bonds (“Build America Bonds”). Build America Bonds are taxable bonds issued by federal and state local governments that allow a new direct federal payment subsidy.

At the election of the state and local governments, the Treasury Department will make a direct payment to the state or local governmental issuer in an amount equal to 35% of the interest payment on the Build America Bonds. As a result, state and local governments will have lower net borrowing costs.

This will also make Build America Bonds attractive to a broader group of investors that typically invest in traditional state and local tax-exempt bonds, where interest rates have historically been 20% lower than taxable interest rates.

Taxable Municipal Securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax.

Taxable municipal securities include “private activity bonds” that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions.

Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing.

The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility’s user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates.

The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.

Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.

An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity.

There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Trust Preferred Securities. Trust preferred securities are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.

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U.S. Government Securities. Examples of types of U.S. government obligations in which a Fund may invest include:

U.S. Treasury obligations and

the obligations of U.S. government agencies such as:

Federal Home Loan Banks,

Federal Farm Credit Banks,

Federal Land Banks,

the Federal Housing Administration,

Farmers Home Administration,

Export-Import Bank of the United States,

Small Business Administration,

Fannie Mae,

GNMA,

General Services Administration,

Student Loan Marketing Association (“SLMA”),

Central Bank for Cooperatives,

Freddie Mac,

Federal Intermediate Credit Banks,

Maritime Administration,

and other similar agencies.

Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

SLMA can issue debt as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.

In April 2011, S&P changed its outlook on U.S. treasury securities from “stable” to “negative,” indicating the possibility of a downgrade from its current AAA rating of these securities. A downgrade of the ratings on U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy.

U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

•	FDIC-Backed Bonds. FDIC-Backed Bonds are senior unsecured debt obligations issued by banks,

thrifts and some holding companies that participate in the FDIC’s Temporary Liquidity Guaranty Program (“TLGP”).

Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies, in exchange for a fee to the FDIC.

This guarantee does not extend to shares of the Portfolio itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPs”) and Treasury Receipts (“TRs”).

•	Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank.

The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

•	Treasury Inflation Protected Notes (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index.

A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment.

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Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

•	Zero Coupon Obligations. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

•	U.S. Government Zero Coupon Securities. STRIPS (Separate Trading of Registered Interest and Principal of Securities) and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their un-matured interest coupons.

Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.

Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.

Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See “Mortgage-Backed Securities.”

•	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity.

Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund’s shares.

Variable and Floating Rate Instruments. Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices.

The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.

There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Variable Rate Master Demand Notes. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower.

Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index.

Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded.

The quality of the note or the underlying credit must, in the opinion of the Subadviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Subadviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Variable rate master demand notes may or may not be backed by bank letters of credit.

Warrant. A Warrant is a financial instrument that gives the holder the right, but not the obligation, to purchase a specified amount of an asset at a specified price during a specified period of time.

A warrant may give its holder the right to buy shares of stock, bonds, currencies, or commodities.

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Index Warrants, a type of warrant, allow investors to take a direct position in a commodity, index, currency or economic variable. An example of an Index Warrant is a GDP Warrant, which is a bond that allows investors to invest directly in a country’s economic growth.

A GDP Warrant creates long term securities that would be indexed on the economic growth of a country, or rather an economic zone (for example Euroland). Those securities would have two main purposes: (i) to give those countries or other issuers another source of financing, and a new financial management tool; and (ii) to give investors a hybrid asset which has some feature(s) of an equity security (variable return and/or capital, based on economic performances) while basically being a bond (it is a debt).

In the case of a GDP Warrant, the index would be the Gross Domestic Product (GDP). Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment.

The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof.

Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

When-Issued Securities, Delayed Delivery and Forward Commitment Securities. When-Issued, Delayed Delivery and Forward Commitment Securities are securities with settlement dates in excess of normal settlement periods.

Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.

Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments.

If the Fund is fully or almost fully invested when forward commitment, when-issued or delayed-delivery purchases are outstanding, such purchases may result in a form of leverage.

A Fund intends to engage in forward commitment, when-issued and delayed-delivery purchases to increase its portfolio’s financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund’s exposure to changes in interest rates and will increase the volatility of its returns. A Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery.

Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities for any securities with settlement dates in excess of normal settlement periods.

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INVESTMENT LIMITATIONS

Except with respect to a Fund’s fundamental policy relating to borrowing and non-fundamental policy relating to liquidity, if a percentage limitation stated in the fundamental and non-fundamental policies below is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value will not result in a violation of such restriction.

Fundamental Policies

Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

In addition to the 80% investment policy of each of the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix Virginia Intermediate Municipal Bond Fund, the following investment limitations are fundamental policies of all of the Funds.

No Fund may:

1. With respect to 75% of each Fund’s total assets (50% in the case of the Seix North Carolina Tax-Exempt Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry or group of industries.

6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

Non-Fundamental Policies

The following investment policies are non-fundamental policies of the Funds and may be changed by the Board without shareholder approval:

1. With respect to each Fund that is subject to Rule 35d-1 under the 1940 Act, except the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix Virginia Intermediate Municipal Bond Fund, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets in a particular type or category of securities is subject to 60 days prior notice to shareholders.

2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

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3.	THE ADVISER

General. RidgeWorth Investments serves as investment adviser to the Funds.

RidgeWorth Investments is the trade name of RidgeWorth Capital Management LLC, a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

With respect to the Funds in this SAI, the Adviser oversees the Subadviser to ensure compliance with the respective Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style.

The Board supervises the Adviser with respect to its processes and policies and procedures that are applicable to the Adviser’s management of the Funds.

The principal business address of the Adviser is 3333 Piedmont Road, NE, Suite 1500, Atlanta, Georgia 30305.

The Adviser is indirectly owned in part by certain investment funds (the “LY Funds”) that are advised by an affiliate of Lightyear Capital LLC.

Advisory Agreement with the Trust. The Adviser serves as the investment adviser to each Fund pursuant to an agreement (the “Advisory Agreement”) with the Trust.

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After the initial term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage commissions, and litigation and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the administrator will bear the amount of such excess.

The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund’s inability to qualify as a RIC under provisions of the Internal Revenue Code.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee at the specified annual rate of each Fund’s average daily net assets as listed in the table that follows. Each Fund allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

The advisory fees for the Funds are as shown in the table on the following page.

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Fund	Fee
Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40%
Seix Georgia Tax-Exempt Bond Fund	0.50%
Seix High Grade Municipal Bond Fund	0.50%

Seix High Income Fund	0.55%
Seix Limited Duration Fund	0.10%
Seix U.S. MortgageFund	0.40%
Seix North Carolina Tax-Exempt Bond Fund	0.50%

Fund	Fee
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%
Seix Short-Term Bond Fund	0.40%
Seix Short-Term Municipal Bond Fund	0.35%
Seix Total Return Bond Fund	0.25%
Seix Ultra-Short Bond Fund	0.22%
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20%
Seix Virginia Intermediate Municipal Bond Fund	0.50%

The above fees are also subject to the following breakpoint discounts:

Fixed Income Funds:

First $500 million = none — no discount from full fee

Next $500 million = 5% discount from full fee

Next $4 billion = 10% discount from full fee

Over $5 billion = 15% discount from full fee

As discussed in the Prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the following advisory fees:

			Fees Paid ($)				Fees Waived ($)
Fund	2015		2014	2013	2015		2014	2013
Seix Core Bond Fund	[	]	726,308	1,226,891	[	]	—	1,227
Seix Corporate Bond Fund	[	]	241,714	339,706	[	]	—	10,691
Seix Georgia Tax-Exempt Bond Fund	[	]	675,650	794,935	[	]	—	—
Seix High Grade Municipal Bond Fund	[	]	294,671	292,802	[	]	9,150	17,205
Seix High Income Fund	[	]	4,783,322	4,501,376	[	]	—	85,675
Seix Investment Grade Tax-Exempt Bond Fund	[	]	3,869,508	5,000,743	[	]	—	53,503
Seix Limited Duration Fund	[	]	7,186	11,275	[	]	—	3,221
Seix U.S. Mortgage Fund	[	]	68,760	131,812	[	]	51,363	49,640
Seix North Carolina Tax-Exempt Bond Fund	[	]	229,364	275,644	[	]	—	—
Seix Floating Rate High Income Fund	[	]	31,631,285	17,354,737	[	]	—	—
Seix High Yield Fund	[	]	7,071,344	8,759,327	[	]	—	—
Seix Short-Term Bond Fund	[	]	246,437	932,940	[	]	—	2,491
Seix Total Return Bond Fund	[	]	2,946,100	3,020,044	[	]	—	134,555
Seix Ultra-Short Bond Fund	[	]	281,939	254,171	[	]	—	—
Seix U.S. Government Securities Ultra-Short Bond Fund	[	]	4,058,773	4,304,921	[	]	—	—
Seix Virginia Intermediate Municipal Bond Fund	[	]	715,780	823,891	[	]	—	—

Fund Services Agreement. The Adviser provides certain services required by the Funds, including:

(i) review and approval of shareholder reports filed with the SEC,

(ii) oversight and management of the Trust’s primary service providers,

(iii) due diligence reviews of the Trust’s primary service providers,

(iv) coordination and negotiation of all contracts and related pricing relating to the Trust’s primary service providers,

(v) coordination, performance of due diligence, and providing of information to the Independent

43

Trustees relating to their review and selection of prospective primary service providers to the Trust, including contract negotiations, and

(vi) the coordination of quarterly and special board meetings.

As compensation for providing such services, each Fund pays an annual fee to the Adviser, representing a previously agreed upon portion of the salaries, bonuses and benefits related to the primary employees responsible for delivering such services (the “Services Fee”).

For the fiscal year ended March 31, 2015, the Trust paid a Services Fee of $[        ] to the Adviser.

Compliance Service Fees. The Adviser provides services to the Trust to ensure compliance with applicable laws and regulations.

The Adviser has designated a dedicated compliance staff and, prior to October 2010 and effective April 2011, an employee to serve as Chief Compliance Officer (“CCO”) to the Funds.

For the fiscal year ended March 31, 2015, the Adviser received an annual fee totaling approximately $[        ] for these services.

Foreside Compliance Services (“FCS”) provided CCO Support Services pursuant to a CCO Support Services Agreement through May 31, 2012, and provides an Anti-Money Laundering Officer and Identity Theft Prevention Officer to the Trust under an AML Services Agreement.

For the fiscal year ended March 31, 2015, FCS received $[        ]for these services.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provided a Principal Financial Officer (“PFO”) and Treasurer to the Trust under a PFO/Treasurer Services Agreement until November 30, 2012.

For the period April 1, 2012 through November 30, 2012, FMS received $78,633 for these services.

Neither FMS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FMS are also officers of the Trust.

Manager of Managers Arrangement. Pursuant to an exemptive order from the SEC and subject to certain conditions, including Board approval, the Adviser may hire an unaffiliated subadviser for certain funds or materially amend an agreement with a Fund’s unaffiliated subadviser without obtaining shareholder approval.

Within 90 days of retaining a new subadviser, shareholders of the applicable Fund will receive notification of the change. This manager of managers arrangement enables the Funds to operate with greater efficiency and without incurring the expense and delay associated with obtaining shareholder approval of subadvisory agreements. The arrangement does not permit investment advisory fees paid by a Fund to be increased or change the Adviser’s obligations under the Advisory Agreement without shareholder approval. The Adviser has ultimate responsibility, subject to oversight by the Board, to oversee the subadvisers and recommend their hiring, termination, and replacement.

44

THE SUBADVISER

The Subadviser is a professional investment management firm registered with the SEC under the Advisers Act. The Subadviser is a wholly owned subsidiary of the Adviser.

Seix Investment Advisors LLC (“Seix”) serves as the subadviser to:

Seix Core Bond Fund,

Seix Corporate Bond Fund,

Seix Georgia Tax-Exempt Bond Fund,

Seix High Grade Municipal Bond Fund,

Seix High Income Fund,

Seix Investment Grade Tax-Exempt Bond Fund,

Seix Limited Duration Fund,

Seix U.S. Mortgage Fund,

Seix North Carolina Tax-Exempt Bond Fund,

Seix Floating Rate High Income Fund,

Seix High Yield Fund,

Seix Short-Term Bond Fund,

Seix Short-Term Municipal Bond Fund,

Seix Total Return Bond Fund,

Seix Ultra-Short Bond Fund,

Seix U.S. Government Securities Ultra-Short Bond Fund and

Seix Virginia Intermediate Municipal Bond Fund,

pursuant to an Investment Subadvisory Agreement between the Adviser and Seix.

For its investment subadvisory services, Seix is entitled to receive an annual fee paid by the Adviser equal to 50% of the net advisory fee paid by each applicable Fund to the Adviser.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, Seix received the following subadvisory fees from the Adviser and for the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, waived the following fees:

							Fees Paid or Waived ($)
	2014		2014		2014	2014	2013	2013
Fund	(Paid)		(Waived)		(Paid)	(Waived)	(Paid)	(Waived)
Seix Core Bond Fund	[	]	[	]	435,785	—	736,135	—
Seix Corporate Bond Fund	[	]	[	]	145,028	—	203,823	—
Seix Georgia Tax-Exempt Bond Fund*	[	]	[	]	270,260	—	317,974	—
Seix High Grade Municipal Bond Fund*	[	]	[	]	117,869	3,660	117,121	2,504
Seix High Income Fund	[	]	[	]	2,869,993	—	2,700,825	—
Seix Investment Grade Tax-Exempt Bond Fund*	[	]	[	]	1,547,803	—	2,000,297	—
Seix Limited Duration Fund	[	]	[	]	4,311	—	6,765	—
Seix U.S. Mortgage Fund	[	]	[	]	41,256	30,818	79,087	26,902
Seix North Carolina Tax-Exempt Bond Fund*	[	]	[	]	91,746	—	110,258	—
Seix Floating Rate High Income Fund	[	]	[	]	18,978,771	—	10,412,842	—
Seix High Yield Fund	[	]	[	]	4,242,807	—	5,255,596	—
Seix Short-Term Bond Fund*	[	]	[	]	98,575	—	373,176	—
Seix Short-Term Municipal Bond Fund*	[	]	[	]	32,739	8,625	16,091	14,325
Seix Total Return Bond Fund	[	]	[	]	1,767,660	—	1,812,027	—
Seix U.S. Government Securities Ultra-Short Bond Fund*	[	]	[	]	1,623,509	—	1,721,968	—
Seix Ultra-Short Bond Fund*	[	]	[	]	112,776	—	101,668	—
Seix Virginia Intermediate Municipal Bond Fund*	[	]	[	]	286,312	—	329,557	—

*	Amounts paid to a prior subadviser. Seix serves as subadviser to each Fund effective May 30, 2014.

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The Subadviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.

Investment Subadvisory Agreements. The Adviser and the Subadviser have entered into an investment subadvisory agreement (the “Investment Subadvisory Agreement”) under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the respective Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

After an initial two-year term, the continuance of the Investment Subadvisory Agreement must be specifically approved at least annually by (i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Investment Subadvisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

The Investment Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by:

(i) the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of that Fund,

(ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or

(iii) the Subadviser on 90 days written notice to the Adviser.

The Investment Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE PORTFOLIO MANAGERS

Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds (“portfolio managers”). All information is as of March 31, 2015, unless it is noted otherwise

Management of Other Accounts. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

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	Total Assets in Accounts (in millions) ($) and Number of Accounts			Other Accounts with Performance-Based Fees
Portfolio Manager	Registered Investment Companies[1]	Other Pooled Investment Vehicles	Other Accounts	Number & Category	Total Assets (in millions) ($)
Seth Antiles
Chris Carter
James FitzPatrick
Vincent Flanagan
George Goudelias
James Keegan
Michael Kirkpatrick
Michael Rieger
Ron Schwartz
Dusty Self
Chad Stephens
Perry Troisi
Adrien Webb

[1]	Includes the RidgeWorth Funds

CLO	Collateralized Loan Obligation
SMA	Separately Managed Account

Potential Conflicts of Interest in Managing Multiple Accounts. A portfolio manager’s management of both a Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest.

If a Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund.

Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund.

In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold.

The Subadviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Subadviser believes is fair and equitable.

Portfolio Manager Compensation Structure.

Portfolio Managers of the Adviser and the Subadviser. Portfolio manager compensation generally consists of base salary, bonus, and various employee benefits and may also include long-term stock awards, retention bonuses, or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance.

A portfolio manager’s base salary is determined by the individual’s experience, responsibilities within the firm, performance in the role, and market rate for the position.

Each portfolio manager’s bonus may be structured differently but generally incorporates an evaluation of the Fund’s investment performance.

Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing a Fund’s pre-tax total return to the returns of the Fund’s peer group and benchmark over multi-year periods.

Where portfolio managers are responsible for multiple Funds or other managed accounts, each is weighted based on its size and relative strategic importance to the Adviser and/or Subadviser.

Other subjective factors that may be considered in the calculation of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually.

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In addition, certain portfolio managers may participate in the Adviser’s long-term stock plan or receive a retention bonus/incentive guarantee for a fixed period when the Adviser and/or Subadviser deem it necessary to recruit or retain the employee.

All full-time employees of the Adviser and Subadviser, including the Funds’ portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. Certain portfolio managers may also be eligible for additional benefits upon reaching specified compensation levels of eligibility and approval by management.

Securities Ownership of Portfolio Managers. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager. The information is as of March 31, 2015.

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned ($)
Seth Antiles

Chris Carter

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Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned ($)
James FitzPatrick

Vincent Flanagan

George Goudelias

James Keegan

Michael Kirkpatrick

Michael Rieger

Ron Schwartz

Dusty Self

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned ($)
Chad Stephens

Perry Troisi

Adrien Webb

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THE ADMINISTRATOR

General. State Street Bank and Trust Company serves as administrator (the “Administrator”) of the Trust. The Administrator, a Massachusetts trust company, has its principal business offices at 100 Huntington Avenue, Boston, MA 02116. The Administrator provides administration services to other investment companies.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an Administration Agreement dated August 30, 2010. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, and certain supplemental services in connection with the Trust’s obligations under the Sarbanes-Oxley Act of 2002.

The Administration Agreement provides that it shall remain in effect until November 1, 2017, and shall continue in effect for successive one-year periods, unless terminated by either party on not less than 90 days written notice to the other party.

Under the Administration Agreement, the Administrator is entitled to receive an asset-based fee, which is calculated daily and paid monthly at an annual rate based on the average daily net assets of the Trust for administration services as follows:

0.011% on the first $25 billion of net assets,

0.0040% on the next $40 billion of net assets and

0.0025% on net assets thereafter.

There is a minimum annual charge of $45,000 per fund.

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Subject to a relationship waiver of $15,000, the following table shows administrative fees paid by the

Funds for the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013:

	Fees Paid ($)
Fund	2015		2014	2013
Seix Core Bond Fund	[	]	28,313	44,718
Seix Corporate Bond Fund	[	]	5,907	7,728
Seix Georgia Tax-Exempt Bond Fund	[	]	13,274	14,008
Seix High Grade Municipal Bond Fund	[	]	5,783	5,169
Seix High Income Fund	[	]	87,126	73,967
Seix Investment Grade Tax-Exempt Bond Fund	[	]	77,525	93,545
Seix Limited Duration Fund	[	]	738	1,026
Seix U.S. Mortgage Fund	[	]	1,429	2,399
Seix North Carolina Tax-Exempt Bond Fund	[	]	4,493	4,855
Seix Floating Rate High Income Fund	[	]	770,505	382,363
Seix High Yield Fund	[	]	163,746	189,231
Seix Short-Term Bond Fund	[	]	6,397	21,225
Seix Total Return Bond Fund	[	]	119,837	114,561
Seix Ultra-Short Bond Fund	[	]	12,580	10,513
Seix U.S. Government Securities Ultra-Short Bond Fund	[	]	212,959	210,054
Seix Virginia Intermediate Municipal Bond Fund	[	]	14,092	14,506

THE DISTRIBUTOR

The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement whereby the Distributor acts as statutory underwriter for the Trust’s shares.

The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. Under the terms of the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust.

In addition, each of A, C and R Shares of the respective Funds has a distribution and service plan (the “A Shares Plan,” “C Shares Plan” and “R Shares Plan,” respectively).

Under the terms of the Distribution Agreement, the Trust is responsible for all compensation paid to the Distributor for distribution services as authorized under each Fund’s distribution plan.

To the extent the Trust is not authorized to make such payments or has insufficient funds under the distribution plan to pay the Distributor, the Adviser, pursuant to a Distribution Services Agreement with the Distributor, shall compensate the Distributor for any distribution services.

The continuance of a distribution agreement must be specifically approved at least annually (i) by the vote of the trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the trustees who are not parties to such distribution agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

A distribution agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the trustees, the Distributor, or, with respect to any fund, by a majority of the outstanding shares of that fund, upon 60 days written notice by either party. The Distributor has no obligation to sell any specific quantity of Fund shares.

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For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Distributor received and reallowed sales loads on the sale of A Shares of each of the Funds, as shown in the following table (amounts designated as “—  ” are $0 or have been rounded to $0):

	Aggregate Sales Charges Payable to Distributor ($)				Amount Reallowed by Distributor[1] ($)
Fund	2015		2014	2013	2015		2014	2013
Seix Core Bond Fund	[	]	277	13,853	[	]	59	2,286
Seix Corporate Bond Fund	[	]	—	8,023	[	]	—	1,260
Seix Georgia Tax-Exempt Bond Fund	[	]	946	6,567	[	]	146	1,209
Seix High Grade Municipal Bond Fund	[	]	34,226	63,884	[	]	6,367	12,165
Seix High Income Fund	[	]	72,310	174,467	[	]	11,846	28,187
Seix Investment Grade Tax-Exempt Bond Fund	[	]	5,981	49,088	[	]	983	7,174
Seix U.S. Mortgage Fund	[	]	180	—	[	]	20	—
Seix North Carolina Tax-Exempt Bond Fund	[	]	—	181	[	]	—	28
Seix Floating Rate High Income Fund	[	]	281,970	114,736	[	]	26,993	10,024
Seix High Yield Fund	[	]	14,502	88,324	[	]	2,803	15,017
Seix Short-Term Bond Fund			4,575	253	[	]	640	28
Seix Total Return Bond Fund			1,395	108,275	[	]	224	19,250
Seix Virginia Intermediate Municipal Bond Fund			4,701	8,207	[	]	793	1,552

[1]	Reflects amounts reallowed by the Distributor for allowable distribution-related expenditures and services.

52

Each of the:

Seix Core Bond Fund,

Seix Corporate Bond Fund,

Seix High Income Fund,

,

Seix Limited Duration Fund,

Seix High Yield Fund,

Seix Total Return Bond Fund,

Seix U.S. Government Securities Ultra-Short Bond Fund,

Seix Ultra-Short Bond Fund,

Seix Georgia Tax-Exempt Bond Fund,

Seix High Grade Municipal Bond Fund,

Seix Investment Grade Tax-Exempt Bond Fund,

Seix North Carolina Tax-Exempt Bond Fund and

Seix Virginia Intermediate Municipal Bond Fund

pays the following amount (reallowance) of front-end sales charge to Dealers as a percentage of the offering price of A Shares:

Less than $50,000	More than $50,000 but less than $100,000	More than $100,000 but less than $250,000	More than $250,000 but than less $500,000	More than $500,000 but less than $1,000,000	$1,000,000 and over[1]
4.00%	3.75%	2.75%	2.00%	1.75%	0.00%

[1]	While investments of more than $1,000,000 are not subject to a front-end sales charge, dealers may receive commissions ranging from 0.25% to 0.50% on such purchases. Merrill Lynch receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. Dealer commissions on investments of over $1,000,000 are paid on a tiered basis as follows:

Trade Amount	Payout to Dealer
$1,000,000 – $2,999,999	0.50%
$3,000,000 – $49,999,999	0.25%
$50,000,000 and above	0.25%

Each of the:

Seix U.S. Mortgage Fund,

Seix Floating Rate High Income Fund,

Seix Short-Term Bond Fund and

Seix Short-Term Municipal Bond Fund

pays the following amount (reallowance) of front-end sales charge to Dealers as a percentage of the offering price of A Shares:

Less than $50,000	More than $50,000 but less than $100,000	More than $100,000 but less than $250,000	More than $250,000 but than less $500,000	More than $500,000 but less than $1,000,000	$1,000,000 and over[1]
2.25%	2.00%	1.75%	1.50%	1.25%	0.00%

[1]	While investments of more than $1,000,000 are not subject to a front-end sales charge, dealers may receive commissions ranging from 0.25% to 0.50% on such purchases. Merrill Lynch receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. Dealer commissions on investments of over $1,000,000 are paid on a tiered basis as follows:

Trade Amount	Payout to Dealer
$1,000,000 – $2,999,999	0.50%
$3,000,000 – $49,999,999	0.25%
$50,000,000 and above	0.25%

53

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Distributor received and reallowed sales loads on the sale of C Shares of each of the Funds, as shown in the following table (amounts designated as “—” are $0 or have been rounded to $0):

	Aggregate Sales Charges Payable to Distributor ($)			Amount Reallowed by Distributor ($)
Fund	2015	2014	2013	2015	2014	2013
Seix Corporate Bond Fund		477	9,638	—	—	—
Seix Georgia Tax-Exempt Bond Fund		—	—	—	—	—
Seix High Grade Municipal Bond Fund		—	—	—	—	—
Seix High Income Fund		—	—	—	—	—
Seix Investment Grade Tax-Exempt Bond Fund		—	—	—	—	—
Seix U.S. Mortgage S Fund		1,005	1,818	—	—	—
Seix North Carolina Tax-Exempt Bond Fund		—	—	—	—	—
Seix Floating Rate High Income Fund		484,483	146,757	—	—	—
Seix Short-Term Bond Fund		747	1,434	—	—	—
Seix Short-Term Municipal Bond Fund		—	—	—	—	—
Seix Virginia Intermediate Municipal Bond Fund		—	—	—	—	—

[For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Distributor did not receive and reallow any sales loads on the sale of R Shares of each of the Funds.]

54

A Shares, C Shares and R Shares Distribution Plans

The Distribution Agreement and the A Shares Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of shares of each Fund and (b) the shareholders servicing of A Shares of each Fund. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing:

Fund	Maximum A Shares Plan Distribution and Service Fee	Current A Shares Plan Distribution and Service Fee[1]	Maximum Amount of A Shares Plan Distribution and Service Fee Payable for Shareholder Services[2]
Seix Core Bond Fund	0.25%	0.25%	0.25%
Seix Corporate Bond Fund	0.35%	0.30%	0.25%
Seix Georgia Tax-Exempt Bond Fund	0.18%	0.15%	0.15%
Seix High Grade Municipal Bond Fund	0.18%	0.15%	0.15%
Seix High Income Fund	0.30%	0.30%	0.25%
Seix Investment Grade Tax-Exempt Bond Fund	0.35%	0.30%	0.25%
Seix U.S. Mortgage Fund	0.23%	0.20%	0.15%
Seix North Carolina Tax-Exempt Bond Fund	0.15%	0.15%	0.15%
Seix Floating Rate High Income Fund	0.35%	0.30%	0.25%
Seix High Yield Fund	0.25%	0.25%	0.25%
Seix Short-Term Bond Fund	0.23%	0.20%	0.15%
Seix Total Return Bond Fund	0.25%	0.25%	0.25%
Seix Virginia Intermediate Municipal Bond Fund	0.15%	0.15%	0.15%

[1]	The Board has currently approved the implementation of only the amounts shown in the column above. Payments under the A Shares Plan may not exceed the amounts shown above unless the Board approves the implementation of higher amounts.
[2]	Up to the amounts specified may be used to provide compensation for personnel, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.

In addition, the Distribution Agreement and the C Shares Plan adopted by the Trust provide that C Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distribution Agreement and the R Shares Plan provide that R Shares will pay the Distributor a fee of up to 0.25% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers that provide administrative and/or distribution services to each Fund. In addition, C Shares and R Shares are subject to a service fee of up to 0.25% of the average daily net assets of the C Shares and R Shares of each applicable Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information to C Shares or R Shares shareholders or their customers who beneficially own C Shares or R Shares.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

55

The Trust has adopted the A Shares Plan, C Shares Plan and R Shares Plan, in each case, in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Shares Plan, C Shares Plan and the R Shares Plan must be approved annually by a majority of the Trustees and by a majority of the disinterested Trustees. Distribution related expenditures under the A Shares Plan, C Shares Plan and R Shares Plan may support the distribution of any class or combination of classes of Shares of a Fund. The A Shares Plan, C Shares Plan and R Shares Plan require that quarterly written reports of amounts spent under the A Shares Plan, C Shares Plan and R Shares Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Shares Plan, C Shares Plan and R Shares Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees and of the disinterested Trustees.

There is no sales charge on purchases of C Shares or R Shares, but C Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement, the C Shares Plan and R Shares Plan, the C Shares and R Shares are subject to an ongoing distribution and service fee calculated on each Fund’s aggregate average daily net assets attributable to its C Shares or R Shares.

The following amounts paid to the Distributor by the Funds (including when they were Predecessor Funds, if applicable) under each Plan during the fiscal year ended March 31, 2015 were used as set forth below (no amounts were paid as to Sales Personnel or Interest Carrying or Other Financing Charges):

Fund	Advertising	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or Other Financing Charges	Other Marketing Expenses

Seix Core Bond Fund

Seix Corporate Bond Fund

Seix Georgia Tax-Exempt Bond Fund

Seix High Grade Municipal Bond Fund

Seix High Income Fund

Seix Intermediate Bond Fund

Seix Investment Grade Tax-Exempt Bond Fund

Seix Limited Duration Fund

Seix U.S. Mortgage Fund

Seix North Carolina Tax-Exempt Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Seix Short-Term Bond Fund

Seix Short-Term Municipal Bond Fund

Seix Total Return Bond Fund

56

Fund	Advertising	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or Other Financing Charges	Other Marketing Expenses

Seix U.S. Government Securities Ultra-Short Bond Fund

Seix Ultra-Short Bond Fund

Seix Virginia Intermediate Municipal Bond Fund

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the following amounts as compensation to broker-dealers pursuant to the A Shares Plan:

Amount Paid ($)
Fund	2014	2013	2012
Seix Core Bond Fund
Seix Corporate Bond Fund
Seix Georgia Tax-Exempt Bond Fund
Seix High Grade Municipal Bond Fund
Seix High Income Fund
Seix Investment Grade Tax-Exempt Bond Fund
Seix Limited Duration Fund
Seix U.S. Mortgage Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Seix Short-Term Bond Fund
Seix Short-Term Municipal Bond Fund
Seix Total Return Bond Fund
Seix Ultra-Short Bond Fund
Seix U.S. Government Securities Ultra-Short Bond Fund
Seix Virginia Intermediate Municipal Bond Fund

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the amounts shown below as compensation to broker-dealers pursuant to the C Shares Plan. C Shares of the Seix Total Return Bond Fund converted to R Shares effective February 13, 2009. C Shares of the Seix Core Bond Fund, Seix High Income Fund and Seix High Yield Fund converted to R Shares effective August 1, 2009.

Amount Paid ($)
Fund	2014	2013	2012
Seix Core Bond Fund
Seix Corporate Bond Fund
Seix Georgia Tax-Exempt Bond Fund
Seix High Grade Municipal Bond Fund
Seix High Income Fund
Seix Investment Grade Tax-Exempt Bond Fund
Seix Limited Duration Fund
Seix U.S. Mortgage Fund
Seix North Carolina Tax-Exempt Bond Fund

57

Amount Paid ($)
Fund	2014	2013	2012
Seix Floating Rate High Income Fund
Seix High Yield Fund
Seix Short-Term Bond Fund
Seix Short-Term Municipal Bond Fund
Seix Total Return Bond Fund
Seix Ultra-Short Bond Fund
Ultra-Short Bond Fund
Seix Virginia Intermediate Municipal Bond Fund

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the amounts shown below as compensation to broker-dealers pursuant to the R Shares Plan:

Amount Paid ($)
Fund	2014	2013	2012
Seix Core Bond Fund
Seix Corporate Bond Fund
Seix Georgia Tax-Exempt Bond Fund
Seix High Grade Municipal Bond Fund
Seix High Income Fund
Seix Investment Grade Tax-Exempt Bond Fund
Seix Limited Duration Fund
Seix U.S. Mortgage Fund
Seix North Carolina Tax-Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Seix Short-Term Bond Fund
Seix Short-Term Municipal Bond Fund
Seix Total Return Bond Fund
Seix Ultra-Short Bond Fund

Seix Ultra-Short Bond Fund
Seix Virginia Intermediate Municipal Bond Fund

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares, C Shares and R Shares purchased prior to August 1, 2005, unless otherwise agreed upon by the Distributor and such broker-dealer:

Fund	Annual Payout 12b-1 Effective Immediately (A Shares)[1]	Initial Payment - At Time Of Sale (C Shares)	Annual Payout 12b-1 Effective in the 13th Month (C Shares)[2]	Annual Payout 12b-1 Effective Immediately (R Shares)
Seix Core Bond Fund	0.25%	—	—	0.50%
Seix Corporate Bond Fund	0.25%	1.00%	1.00%	—
Seix Georgia Tax-Exempt Bond Fund	0.15%	—	—	—
Seix High Grade Municipal Bond Fund	0.15%	—	—	—
Seix High Income Fund	0.25%	—	—	0.50%
Seix Intermediate Bond Fund	0.25%	—	—	0.50%
Seix Investment Grade Tax-Exempt Bond Fund	0.25%	—	—	—
Seix U.S. Mortgage Fund	0.15%	1.00%	1.00%	—
Seix North Carolina Tax-Exempt Bond Fund	0.15%	—	—	—
Seix Floating Rate High Income Fund	0.25%	1.00%	1.00%	—
Seix High Yield Fund	0.25%	—	—	0.50%
Seix Short-Term Bond Fund	0.15%	1.00%	1.00%	—
Seix Short-Term Municipal Bond Fund	0.15%	—	—	—

58

Fund	Annual Payout 12b-1 Effective Immediately (A Shares)[1]	Initial Payment - At Time Of Sale (C Shares)	Annual Payout 12b-1 Effective in the 13th Month (C Shares)[2]	Annual Payout 12b-1 Effective Immediately (R Shares)
Seix Total Return Bond Fund	0.25%	—	—	0.50%
Seix U.S. Government Securities Ultra-Short Bond Fund	—	—	—	—
Seix Virginia Intermediate Municipal Bond Fund	0.15%	—	—	—

[1]	Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 1.50% depending on Fund and breakpoints (outlined in prospectus).
[2]	The C Shares Contingent Deferred Sales Charge (“CDSC”) will be waived for certain retirement plan providers (“Intermediary”) with whom the Trust has entered into an administrative arrangement under which the Intermediary agrees to provide certain recordkeeping or administrative services. Under such arrangements, the Trust will not pay an upfront commission. Rather, the Trust shall pay (or cause to be paid) asset-based compensation to the Intermediary of up to 1.00% annually of the average daily net assets of the plan assets invested in C Shares of the Funds (of which 0.25% consists of the Distribution Plan service fee). The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation due to them. Such broker-dealers may be eligible for an immediate 12b-1 payout.

Broker-dealers who initiate and are responsible for selling C Shares beginning August 1, 2005, may receive an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%.

Merrill Lynch may receive an additional 0.25% payment at the time of sale related to C Shares of certain Funds.

The Distributor uses fees it has received from both the distribution plan and from contingent deferred sales charges to make these upfront payments to broker-dealers. If, for any reason, there are insufficient fees available to the Distributor from the distribution plan and the contingent deferred sales charges, to make these payments, the Adviser will provide the Distributor prior to any such initial payment with funds that can, in turn, be used by the Distributor to make these upfront payments to broker-dealers.

Participation Payment Program and Other Payments. The Adviser, the Subadviser and their affiliates may make payments to certain intermediaries for participation payment programs or other marketing support, including, but not limited to, business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the intermediary’s preferred or recommended fund company list, sponsorships, and access to sales meetings, sales representatives and management representatives of the dealer. Participation payment programs generally refer to negotiated ongoing marketing support, rather than ad hoc marketing support payments. All of these payments are made to intermediaries that are registered as holders of record or dealers of record for accounts in a Fund. These payments are generally based on one or more of the following factors: average net assets of the Funds attributable to that intermediary, gross or net sales of the Funds attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. The Adviser, the Subadviser and their affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the intermediary.

For the 12 months ended June 30, 2015, the following firms have received participation payment program payments:

[AIG Advisor Group

Ameriprise Advisor Services, Inc.

Citigroup Global Markets, Inc.

Merrill Lynch Pierce Fenner & Smith, Inc.

Morgan Stanley Smith Barney, LLC

UBS Financial Services, Inc.

Wells Fargo Advisors, LLC]

Shareholder Servicing Plans

A and I Shares. The Trust has adopted a Shareholder Servicing Plan for the A Shares and I Shares of the Funds (the “A Shares and I Shares Servicing Plans”). Under the A Shares and I Shares Servicing Plans, the Funds may pay Intermediaries a fee of up to 0.40% of the average daily net assets attributable to the A Shares and I Shares for the Equity Funds and Allocation Strategies (except for Conservative Allocation Strategy) and a fee of up to 0.20% for the Fixed Income Funds and Conservative Allocation Strategy. Intermediaries may perform, or may compensate other service providers for performing, the following shareholder services:

59

(i) establishing and maintaining accounts and records relating to shareholders;

(ii) processing dividend and distribution payments from a Fund on behalf of shareholders;

(iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such intermediary;

(iv) arranging for bank wires;

(v) responding to shareholder inquiries relating to the services performed;

(vi) responding to routine inquiries from shareholders concerning their investment;

(vii) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to a Fund necessary for sub-accounting;

(viii) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders;

(ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors;

(x) assisting shareholders in changing dividend options, account designations and addresses;

(xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and

(xii) providing such other similar services as a Fund or its shareholders may reasonably request to the extent the intermediary is permitted to do so under applicable statutes, rules and regulations.

60

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds made the following payments shown below:

	Amount Paid ($) (I Shares)				Amount Paid ($) (A Shares)
Fund	2015	2014	2013		2015	2014	2013
Seix Core Bond Fund	[ ]	233,508	259,981		[ ]	10,735	15,596
Seix Corporate Bond Fund	[ ]	9,807	17,192		[ ]	139	32
Seix Georgia Tax-Exempt Bond Fund	[ ]	2,415	1,589		[ ]	111	225
Seix High Grade Municipal Bond Fund	[ ]	11,931	10,028		[ ]	1,251	1,471
Seix High Income Fund	[ ]	1,051,955	640,881	[1]	[ ]	69,156	35,199	[1]
Seix Investment Grade Tax-Exempt Bond Fund	[ ]	612,480	761,583		[ ]	13,751	7,543
Seix Limited Duration Fund	[ ]	—	—		[ ]	—	—
Seix U.S. Mortgage Fund	[ ]	4,757	5,839		[ ]	507	570
Seix North Carolina Tax-Exempt Bond Fund	[ ]	569	364		[ ]	87	40
Seix Floating Rate High Income Fund	[ ]	6,731,249	3,340,000	[1]	[ ]	143,428	21,005	[1]
Seix High Yield Fund	[ ]	188,269	309,125		[ ]	12,543	8,516
Seix Short-Term Bond Fund	[ ]	9,112	7,375		[ ]	1,052	1,264
Seix Short-Term Municipal Bond Fund	[ ]	13,746	716		[ ]	772	29
Seix Total Return Bond Fund	[ ]	988,268	906,628		[ ]	55,749	56,553
Seix Ultra-Short Bond Fund	[ ]	16,334	3,545		[ ]		—
Seix U.S. Government Securities Ultra Short Bond Fund	[ ]	2,750,114	2,514,443		[ ]	—	—
Seix Virginia Intermediate Municipal Bond Fund	[ ]	2,485	2,197		[ ]	651	381

[1]	The amounts in the table above reflect a revision to the amounts reported in the 2013 Annual Report which contained a transposition error. The amounts as originally presented in the 2013 Annual Report were $204,602, $471,479, $822,418 and $2,538,587 for the Seix High Income Fund Class A and Class I and the Seix Floating Rate High Income Fund Class A and Class I, respectively.

R Shares. The Trust has adopted a Shareholder Servicing Plan for the R Shares of certain of the Funds (the “R Shares Servicing Plan”). Under the R Shares Servicing Plan, the Funds may pay Intermediaries a fee of up to 0.25% of the average daily net assets attributable to the R Shares. Intermediaries may perform, or may compensate other service providers for performing, the following shareholder services: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from a Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such intermediary; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investment; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to a Fund necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as a Fund or its shareholders may reasonably request to the extent the intermediary is permitted to do so under applicable statutes, rules and regulations.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds made the following payments shown below:

	Amount Paid ($)
Fund	2015	2014	2013
Seix Core Bond Fund	[ ]	469	836
Seix High Income Fund	[ ]	16,383	16,455
Seix High Yield Fund	[ ]	—	182
Seix Total Return Bond Fund	[ ]	182,344	106,621

The Transfer Agent

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169, serves as the transfer agent and dividend paying agent to the Trust.

The Custodian

State Street Bank and Trust Company (“State Street Bank”), 200 Clarendon Street, P.O. Box 642, Boston, MA, 02117-0642 serves as the fund accounting agent and custodian for the Trust pursuant to a Custodian Agreement dated August 30, 2010.

State Street Bank is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank is paid on the basis of net assets and transaction costs of the Funds.

State Street Bank also serves as the custodian and fund accounting agent for the collateral reinvestment account in which collateral on behalf of the Funds’ securities lending program is maintained.

Independent Registered Public Accounting Firm

[                    ] serves as the Trust’s independent registered public accounting firm.

Legal Counsel

Morgan, Lewis & Bockius LLP, located at 2020 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

Trustees of the Trust

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board of Trustees of the Trust pursuant to the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds.

The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Subadviser, Distributor and Administrator.

The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers.

Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds.

The Funds and their service providers employ a variety of processes, procedures and controls to identify those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.

Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser and Subadviser, as applicable, are responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund, as well as proposed investment limitations for the Fund.

Additionally, the Adviser and Subadviser provide the Board with an overview of, among other things, their investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s CCO, personnel of the Adviser, Subadviser, and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Subadviser, and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreements with the Adviser and Subadviser, the Board meets with the Adviser and Subadviser to review the advisory services.

Among other things, the Board regularly considers the Adviser’s and Subadviser’s adherence to the Funds’ investment restrictions and compliance with various policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds’ investments, including, for example, reports on the Adviser’s and Subadviser’s use of derivatives in managing the Funds, if any, as well as reports on the Funds’ investments in ETFs, if any.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance issues and Fund, Adviser and Subadviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s written policies and procedures and those of its service providers, including the Adviser and Subadviser.

The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks relating to the valuation and liquidity of portfolio securities and its Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available.

Each year, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls.

Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods.

The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From the Trustees review of these reports and discussions with the Adviser, Subadviser, Funds’ President, Funds’ Chief Financial Officer, Chief Compliance Officer, independent registered public accounting firm and other service providers, the Board and its Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.

Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser, Subadviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls.

As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board of Trustees, all of whom except Ashi Parikh are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”).

Dr. Sidney E. Harris serves as Chairman of the Board. In his role as Chairman of the Board, Dr. Harris, among other things, presides over board meetings; presides over executive sessions of the Independent Trustees; oversees the development of agendas for board meetings; facilitates communication between the Independent Trustees and management and among the Independent Trustees; serves as a key point person for dealings between the Independent Trustees and management; and has such other responsibilities as the Board or Independent Trustees determine from time to time.

The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, including, among other things, the amount of assets under management in the Trust, the number of Funds (and classes of shares) overseen by the Board, the Trust’s policies and procedures as well as those of its service providers, and the experience and qualifications of its members.

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The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from fund management.

The Board of Trustees has two standing committees, the Audit Committee and Governance and Nominating Committee, each of which are chaired by an Independent Trustee and composed entirely of Independent Trustees. In addition, the Board oversees the Funds’ Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305.

Name (month/year of birth)	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
INDEPENDENT TRUSTEE

Tim E. Bentsen (August 1953)	Trustee	Indefinite; since 2012	Lecturer-J.M. Tull School of Accounting, Terry College of Business at University of Georgia (2013-Present); Retired. Audit Partner and Account Executive (1993- 2012); Lead Area Managing Partner (2005-2009); Atlanta Office Managing Partner (2003-2009), KPMG LLP.	[32]	Synovus Financial Corp.

Jeffrey M. Biggar (February 1950)	Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	[32]	Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)

George C. Guynn (December 1942)	Trustee	Indefinite; since 2008	Retired. President and CEO, Federal Reserve Bank of Atlanta (1996-2006).	[32]	Genuine Parts Company; Oxford Industries; Acuity Brands, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)

Name (month/year of birth)	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
INDEPENDENT TRUSTEE

Sidney E. Harris (July 1949)	Trustee	Indefinite; since 2004	Adjunct Professor (since May 2014), Professor (1997 – April 2014), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	[32]	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)

Connie D. McDaniel (April 1958)	Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	[32]	Total System Services, Inc.

INTERESTED TRUSTEE

Ashi S. Parikh* (February 1966)	Trustee	Indefinite; since 2013	Chief Executive Officer and Chief Investment Officer, RidgeWorth Investments (2010-present); President and Chief Investment Officer (2008-2010).	[32]	None

*	Mr. Parikh is an “interested person” of the Trust, as defined in the 1940 Act, because he is an employee of the Adviser.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders.

The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Bentsen should serve as Trustee because of his business, accounting and auditing experience, his knowledge of the financial services industry and his leadership roles as a Lead Area Managing Partner and Office Managing Partner with KPMG LLP provide him with management and executive experience valuable to the Board in fulfilling its oversight responsibilities.

The Board has concluded that Mr. Biggar should serve as Trustee because of the experience he gained in a variety of roles with different financial and banking institutions, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2007.

The Board has concluded that Mr. Guynn should serve as Trustee because of his experience as a former President and Chief Executive Officer of the Federal Reserve Bank of Atlanta, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2008.

The Board has concluded that Dr. Harris should serve as Trustee because of his background in business, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Funds since 2004.

The Board has concluded that Ms. McDaniel should serve as Trustee because of her business, financial and auditing experience, her knowledge of the financial services industry, and the experience she has gained serving as a Trustee of the Trust since 2005.

The Board has concluded that Mr. Parikh should serve as Trustee because of his experience as CEO and CIO of the Adviser and his knowledge of the financial services industry generally and of mutual funds, including the Trust, specifically, all of which provides him with management and executive experience valuable to the Board in fulfilling its oversight responsibilities.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.

Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Committees. The Board has established the following committees:

Audit Committee. The Board’s Audit Committee is composed exclusively of independent Trustees of the Trust.

The Audit Committee operates under a written charter approved by the Board.

The principal responsibilities of the Audit Committee include:

(i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship;

(ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent registered public accounting firm to the Trust and certain other affiliated entities;

(iii) serving as a channel of communication between the independent registered public accounting firm and the Trustees;

(iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms’ opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit,

(v) reviewing reports submitted to the Committee by any internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports;

(vi) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements;

(vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls;

(viii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and

(ix) other audit related matters.

Messrs. Bentsen, Biggar, Harris and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed fiscal year.

Governance and Nominating Committee. The Board’s Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust.

The Governance and Nominating Committee operates under a written charter approved by the Board.

The purposes of the Governance and Nominating Committee are:

(i) to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent Trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable;

(ii) to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board;

(iii) to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board;

(iv) to review as necessary the committees established by the Board and to make recommendations to the Board;

(v) to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees;

(vi) to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees;

(vii) to make recommendations regarding any self-assessment conducted by the Board; and

(viii) to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative.

While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders.

A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees.

Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee.

Ms. McDaniel and Messrs. Bentsen, Biggar, Guynn and Harris currently serve as members of the Governance and Nominating Committee.

The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met two times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of December 31, 2013. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”).

Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All Investment Companies Overseen by Trustee in Family of Investment Companies

Tim E. Bentsen

Jeffrey M. Biggar

George C. Guynn

Sidney E. Harris

Connie D. McDaniel

Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All Investment Companies Overseen by Trustee in Family of Investment Companies
Ashi S. Parikh

As of June 30, 2015, the Trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

Board Compensation. Effective January 1, 2015, each Independent Trustee (except for the Chair of the Board and the Chairs of each Committee) is entitled to receive:

(i) an annual retainer fee of $92,900,

(ii) a quarterly meeting fee of $6,900, and

(iii) a special interim meeting (being a meeting that occurs between regularly scheduled meetings with limited materials for review and a modest time commitment) fee of $4,000.

For the Chairs of each Committee, the annual retainer fee, quarterly meeting fee, and special interim meeting fee are $103,500, $6,900 and $4,000, respectively.

For the Chair of the Board, the annual retainer fee, quarterly meeting fee, and special interim meeting fee are $116,200, $8,700 and $5,000, respectively.

Each Trustee who is a member of the Audit Committee and/or Governance and Nominating Committee (except for the Chair of the Committee), all of whom are Independent Trustees, receives a meeting fee of $3,500. The Chair of each Committee receives a meeting fee of $5,500.

Prior to January 1, 2015, each Independent Trustee (except for the Chair of the Board and the Chairs of each Committee) is entitled to receive:

(i) an annual retainer fee of $92,900,

(ii) a quarterly meeting fee of $6,900, and

(iii) a special interim meeting (being a meeting that occurs between regularly scheduled meetings with limited materials for review and a modest time commitment) fee of $4,000.

For the Chairs of each Committee, the annual retainer fee, quarterly meeting fee, and special interim meeting fee are $102,200, $6,900 and $4,000, respectively.

For the Chair of the Board, the annual retainer fee, quarterly meeting fee, and special interim meeting fee are $116,200, $8,700 and $5,000, respectively.

Each Trustee who is a member of the Audit Committee and/or Governance and Nominating Committee (except for the Chair of the Committee), all of whom are Independent Trustees, receives a meeting fee of $3,500. The Chair of each Committee receives a meeting fee of $5,200.

The aggregate compensation paid to each Trustee is allocated on a pro rata basis among each Fund based on the relative net assets of each Fund. The Funds also reimburse the Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2015.

Name of Trustee	Aggregate Compensation from the Trust ($)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust ($)
Tim E. Bentsen		N/A	N/A
Jeffrey M. Biggar		N/A	N/A
George C. Guynn		N/A	N/A
Sidney E. Harris		N/A	N/A
Warren Y. Jobe*		N/A	N/A
Connie McDaniel		N/A	N/A
Ashi S. Parikh*	0	N/A	N/A	0

*	Mr. Jobe ended his tenure as a Trustee effective May 12, 2015.
**	Mr. Parikh is an Interested Trustee and therefore does not receive any compensation from the Trust.

Trust Officers

The officers of the Trust, their business addresses, their ages, and their principal occupations for the last five years are set forth below. The officers of the Trust who are employees of the Administrator may also serve as officers to one or more mutual funds for which the Administrator or its affiliates act as administrator or transfer agent.

None of the officers receive compensation from the Trust for their services.

Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

Name, Address and (month/year of birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Julia R. Short (November 1972)	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).

Joseph M. O’Donnell (November 1954)	Executive Vice President and Chief Compliance Officer	One year; since 2011	Managing Director,
RidgeWorth Investments
(since 2011); Executive
Vice President and Chief
Compliance Officer, ING
Funds (2004–2011); Senior
Vice President and Chief
Compliance Officer, ING
Investments, LLC (2006–
2008 and October 2009–
2011); and Senior Vice
President and Investment
Advisor Chief Compliance
Officer, Directed Services
LLC (2006–2008 and 2009–
2011).

Denise R. Lewis (October 1963)	Treasurer and Chief Financial Officer	One year; since 2012	Director of Fund Administration, RidgeWorth Investments (since 2012); Vice President of Fund Analysis and Reporting, ING Investments Management, LLC (2006– 2012).

Benjamin H. Lowe (March 1978)	Assistant Treasurer	One year; since 2012	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005– 2011).

Name, Address and (month/year of birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
James Bacik State Street Bank and Trust Co. 1 Iron Street Boston, MA 02110 (May 1975)	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).*

Patrick J. Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 (January 1964)	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2013	Director, Foreside Compliance Services, LLC (October 2008 – present).

Karen Jacoppo-Wood State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 (December 1966)	Secretary and Chief Legal Officer	One year; since November 2014	Vice President and Senior Counsel, State Street Bank and Trust Company (since 2014); Vice President, RMR Advisors, Inc./ RMR Funds (2007–2014).

Timothy J. Burdick State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 (October 1986)	Assistant Secretary	One year; since May 2014	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (since 2011); Student, Northeastern University School of Law (2008–2011).*

*	During the period indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his current title.
#	During the period indicated the Officer held various positions at Citi Fund Services, Inc. and has provided his final title

Purchasing and Redeeming Shares

Purchases and redemptions of shares of the Equity Funds and Fixed Income Funds may be made on any day the New York Stock Exchange (“NYSE”) is open for business.

The Trust reserves the right to open the Fixed Income Funds when the principal bond markets are open for business even if the NYSE is closed.

Shares of each Fund are offered and redeemed on a continuous basis.

Currently, the NYSE is closed on the days the following holidays are observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Currently, the Fed and the principal bond markets are closed on the same days that the NYSE is closed except for Good Friday. In addition, the Fed and the principal bond markets are closed on the days that Columbus Day and Veterans Day are observed.

It is currently the Trust’s policy to pay for all redemptions in cash; however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash.

Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period.

The Board of Trustees has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust’s investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.

The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or State Street Bank are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees, Officers or employees of the Adviser and its affiliates. “Immediate Family” means a spouse/domestic partner, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under.

Currently, the front-end sales charge is waived on A Shares purchased by Trustees, Officers, employees of the Adviser, and its affiliates and their respective immediate family members.

At the close of business on April 20, 2012, the following shareholders may no longer purchase shares of the Small Cap Value Equity Fund:

•	Financial institutions and intermediaries that maintain omnibus account arrangements with the Small Cap Value Equity Fund may not purchase shares of the Small Cap Value Equity Fund for their clients who do not own shares of the Small Cap Value Equity Fund at the close of business on April 20, 2012. It is the financial institutions’ and intermediaries’ responsibility to enforce this requirement.

•	If a shareholder’s account in the Fund is closed after April 20, 2012, additional investments in the Small Cap Value Equity Fund will not be accepted, unless the investor meets one of the criteria below.

The Small Cap Value Equity Fund will, however, permit the following purchases of its shares after April 20, 2012:

•	Qualified or non-qualified retirement plans (for example, 401(k), profit sharing, pension and defined benefit, and deferred compensation plans) invested in the Small Cap Value Equity Fund as of April 20, 2012 may continue to open new plan participant accounts within such plans.

•	Investments by or through an investment manager, broker-dealer or bank utilizing a model-driven program that has established existing accounts in the Small Cap Value Equity Fund by the close of business on April 20, 2012.

•	Investors who signed a Letter of Intent and Mutual Fund Programs that sign a Letter of Understanding with the Small Cap Value Equity Fund by April 20, 2012 may continue to purchase shares of the Fund after that date.

•	Investments by other series of RidgeWorth Funds that are (or may in the future be) permitted to invest in the Small Cap Value Equity Fund.

Rights of Accumulation. In calculating the appropriate sales charge rate, rights of accumulation allow you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for:

•	your individual account(s),

•	your spouse’s/domestic partner’s account(s),

•	joint account(s) with your spouse/domestic partner, and

•	your minor children’s trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation.

To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction.

You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse/domestic partner and/or children (and provide the children’s ages).

A financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

Letter of Intent. A Letter of Intent allows you to purchase A Shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time.

Reinvested dividends or capital gain distributions do not apply toward these combined purchases.

To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow the following amounts for the following Funds, of the total amount you intend to purchase:

•	4.75% for the following Funds: Seix Core Bond Fund, Seix Corporate Bond Fund, Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix High Income Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix High Yield Fund, Seix Total Return Bond Fund, and Seix Virginia Intermediate Municipal Bond Fund; and

•	2.50% for the following Funds: Seix U.S. Mortgage Fund, Seix Floating Rate High Income Fund, Seix Short-Term Bond Fund and Seix Short Term Municipal Bond Fund.

Determination of Net Asset Value

General Policy. Each of the Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except securities traded on NASDAQ), including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security’s principal exchange is normally open at that time).

If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price, or if such prices are not available, the security will be valued at fair value as determined in good faith by the Board. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents.

Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Board.

The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time) as provided by an independent pricing service approved by the Board.

Use of Third-Party Pricing Agents. Pursuant to contracts with the Trust’s Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator. If a security price cannot be obtained from an independent pricing service, the Trust’s accounting agent will seek to obtain a bid price from at least one independent broker.

Investments in other investment companies are valued at their respective daily net asset values.

Amortized Cost Method of Valuation. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.

While this method provides certainty in valuation, it may result in periods during which a security’s value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.

Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

Taxes

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors.

No attempt is made to present a comprehensive explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust’s prospectuses is not intended as a substitute for careful tax planning.

U.S. Federal Income Tax. This discussion of federal income tax considerations is based on the Internal Revenue Code and the regulations issued thereunder, in effect on the date of this SAI.

New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a RIC under the Internal Revenue Code, each Fund must distribute annually to its shareholders (the “Distribution Requirement”) at least the sum of 90% of its net tax exempt interest income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain) computed without regard to the dividends-paid deduction and also must meet several additional requirements.

Among these requirements are the following:

(i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “90% Income Test”),

(ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and

(iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of the Fund’s assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers engaged in the same or similar businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its net tax-exempt interest income plus its annual investment company taxable income (computed without regard to the dividends-paid deduction) and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax).

The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the U.S. federal excise tax applicable to RICs but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund meets the Distribution Requirement, but chooses to retain some portion of its taxable income or gains, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained.

A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who

(i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated,

(ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and

(iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

For purposes of the 90% Income Test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships other than certain publicly traded partnerships or trusts that have not elected to be classified as corporations under the “check-the-box” regulations) will generally pass through to the Fund. Consequently, in order to qualify as a RIC, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.

If a Fund fails to satisfy the 90% Income Test or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.

Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period.

If a Fund fails to maintain qualification for treatment as a RIC for a tax year, and the relief provisions are not available, that Fund will be subject to U.S. federal income tax on its taxable income and gains at corporate rates, without any deduction for distributions paid to shareholders, and distributions to shareholders (including any dividends attributable to tax-exempt interest income or net capital gains) will be taxed as ordinary income to the extent of that Fund’s current and accumulated earnings and profits.

In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income may be available to individual shareholders.

To requalify for treatment as a RIC in a subsequent taxable year, a Fund that loses its RIC status would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any years in which the Fund failed to qualify for tax treatment as a RIC.

If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares.

A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.

Distributions of net short-term capital gains are generally taxable to shareholders as ordinary income. Distributions from any net capital gains (i.e., distributions of the excess of net long-term capital gain over net short-term capital loss) are taxable to non-corporate shareholders as long-term capital gains regardless of how long they have held their shares in the Fund.

Long-term capital gains are generally taxed to non-corporate shareholders at rates of up to 20%.

Other dividends, other than exempt-interest dividends, are taxable either as ordinary income or as “qualified dividend income”, which is taxable to non-corporate shareholders at U.S. federal income tax rates of up to 20%.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or certain other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States).

In general, a Fund may report its distributions to shareholders as qualified dividend income to the extent it receives qualified dividend income from its investments.

If 95% or more of a Fund’s gross income (calculated without taking into account net capital gains derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the distributing Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

A Fund’s participation in loans of securities may affect the amount, timing and character of distributions to shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to qualified dividend income.

In addition, such income will also not be qualifying dividends eligible for the dividends received deduction for corporate investors. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by a Fund and therefore cannot be passed through to shareholders.

Distributions from a Fund and gain realized on the sale or exchange of Fund shares are subject to a 3.8% U.S. federal Medicare contribution tax on all or a portion of the “net investment income” of individuals with income exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases).

This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. “Net investment income” for this purpose does not include exempt-interest dividends (described below).

At the time of an investor’s purchase of a Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in that Fund’s investments or to undistributed capital gains of the Fund.

Consequently, subsequent distributions by that Fund with respect to these shares from such appreciation or gains may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gains, respectively, actually earned during the shareholder’s period of investment in the Fund.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.

Each Fund in which you invest will inform you shortly after the close of each calendar year of the amount of your ordinary income dividends, exempt-interest dividends, qualified dividend income, and capital gain distributions.

If a Fund’s distributions for a taxable year exceed its earnings and profits, all or a portion of the distributions made for that taxable year may be re-characterized as a return of capital to shareholders.

A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in its shares in a Fund (with any such distribution in excess of that basis treated as gain from the sale of Fund shares) and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k) plan, similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares will constitute unrelated business taxable income (“UBTI”). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Sale, Redemption or Exchange of Fund Shares

Sales and redemptions of Fund shares are generally taxable transactions for U.S. federal, state and local income tax purposes. The Funds will treat any conversion between classes of shares of the same Fund as a tax-free event.

By contrast, the Funds will treat an exchange between classes of shares of different Funds as a taxable event.

Please consult your tax advisor regarding specific questions about federal, state and local income taxes.

In general, if Fund shares are sold or redeemed, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if held for a year or less.

If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if a shareholder sells shares that have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain distributions (including any amounts credited to the shareholder as undistributed capital gain). Second, any loss recognized by a shareholder upon the sale or redemption of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.

Losses on sales of shares in a tax-exempt fixed income fund generally will not be disallowed under the second rule, but a loss on a sale of shares in an Allocation Strategy may be disallowed if the Allocation Strategy distributes exempt-interest dividends.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Upon a redemption of a Fund’s shares, the Fund is generally required to report the gross proceeds paid in the redemption.

Upon a redemption of a Fund’s shares purchased on or after January 1, 2012, the Fund (or its administrative agent) is required to report to the Internal Revenue Service (“IRS”) and furnish to the shareholder cost basis information and indicate whether these shares had a short-term or long-term holding period.

For purposes of calculating and reporting basis, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will be treated as held in separate accounts. If a shareholder has a different basis for different shares of a Fund acquired on or after January 1, 2012, in the same account (e.g., if a shareholder purchased Fund shares in the same account at different times for different prices), the Fund will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method.

For each sale of a Fund’s shares a Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, each Fund will use the average basis method as the default cost basis method.

The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors prior to redeeming shares to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them.

Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in the same Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of Fund shares.

A “wash-sale” transaction may be explained as where an investor sells a losing security to claim a capital loss, only to repurchase it again for a bargain. Wash sales are a method investors employ to try and recognize a tax loss without actually changing their position.

In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886.

A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.

The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

In certain cases, a Fund will be required to withhold, at the applicable “backup withholding” rate, an amount from any distributions (including exempt-interest dividends) and any proceeds of redemptions, exchanges, or repurchases of Fund shares to shareholders, and to remit such amount to the IRS if the shareholder:

(i)	has failed to provide a correct taxpayer identification number,

(ii)	is subject to backup withholding by the IRS, or

(iii)	has failed to provide the Fund with certain certifications that are required by the IRS, or

(iv)	has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

The backup withholding rate is 28%.

Tax-Exempt Fixed Income Funds

If, at the close of each quarter of its taxable year, a Fund qualifies as a RIC and at least 50% of the value of the Fund’s total assets consists of obligations the interest on which is excludable from gross income under section 103(a) of the Internal Revenue Code (e.g., bonds issued by U.S. states and municipalities), such Fund may pay “exempt-interest dividends” to its shareholders.

That part of such Fund’s net investment income which is attributable to interest from tax-exempt obligations and which is distributed to shareholders will be reported by the Fund as an “exempt-interest dividend” under the Internal Revenue Code.

Exempt-interest dividends are excluded from a shareholder’s gross income under the Internal Revenue Code but are nevertheless required to be reported on the shareholder’s U.S. federal income tax return.

The percentage of income reported as exempt-interest dividends for a month may differ from the percentage of distributions consisting of tax-exempt interest during that month. An Allocation Strategy may be eligible to report distributions as exempt-interest dividends even if tax-exempt obligations do not comprise at least 50% of its assets.

As noted in their prospectuses, the Tax-Exempt Fixed Income Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder’s gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the “AMT”) imposed by Section 55 of the Internal Revenue Code.

The AMT may be imposed on exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the AMT for both corporate and non-corporate taxpayers.

Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will generally be included in the corporation’s “adjusted current earnings,” as defined in Section 56(g) of the Internal Revenue Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the AMT.

Bonds issued in 2009 or 2010 generally will not be treated as private activity bonds, and interest earned on such bonds (and exempt-interest dividends attributable to such interest) generally will not be treated as a tax preference item and generally will not result in or increase a corporate shareholder’s liability for the AMT.

Distributions of exempt-interest dividends by Tax-Exempt Fixed Income Funds (or any Allocation Strategy that distributes exempt-interest dividends) may have other U.S. federal income tax consequences to shareholders.

For example, interest on indebtedness incurred by shareholders to purchase or carry shares of such a Fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year.

The deduction otherwise allowable to property and casualty insurance companies for “losses incurred” will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year.

Certain foreign corporations engaged in a trade or business in the U.S. will be subject to a “branch profits tax” on their “dividend equivalent amount” for the taxable year, which will include exempt-interest dividends.

Certain Subchapter S corporations may also be subject to taxes on their “passive investment income,” which could include exempt-interest dividends.

Shareholders receiving Social Security or certain railroad retirement benefits may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving exempt-interest dividends paid by a Fund.

A Fund that distributes exempt-interest dividends may not be an appropriate investment for persons (including corporations and other business entities) who are “substantial users” (or persons related to such users) of facilities financed by industrial development or private activity bonds. A “substantial user” is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of such a Fund.

Issuers of tax-exempt bonds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Internal Revenue Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the U.S. federal income tax status of all distributions.

U.S. Tax Treatment of Foreign Shareholders.

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. Exempt-interest dividends and distributions of net capital gain are generally exempt from this 30% withholding tax.

If a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions other than exempt-interest dividends payable to such entities after July 1, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable to such entities after December 31, 2016.

A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

Taxation of Certain Investments

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or losses or capital gains or losses, accelerate the recognition of income to a Fund, and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period.

Because each Fund distributes substantially all of its net investment income to its shareholders, a Fund may have to sell Fund securities, or borrow cash, to distribute such imputed income. Such sales may happen at a time when the Adviser would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

In addition, in the case of any shares of a “passive foreign investment company” in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Each of the Funds intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent its disqualification as a RIC and minimize the imposition of income and excise taxes.

Net Capital Loss Carryforwards. The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains.

A Fund is permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 to offset its capital gains, if any, for up to eight years following the year of the loss.

Net capital losses recognized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Carryforwards of losses from taxable years that began after December 22, 2010 must be fully utilized before a Fund may utilize carryforwards of losses from taxable years that began on or before December 22, 2010. Under certain circumstances, a Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

As of March 31, 2015, the accumulated short-term and long-term capital loss carryforwards for the Fixed Income Funds from taxable years beginning after December 22, 2010 were as follows:

Fund	Short-Term ($)	Long-Term ($)	Total ($)
Seix Core Bond Fund
Seix Georgia Tax-Exempt Bond Fund
Seix High Grade Municipal Bond Fund
Seix U.S. Mortgage Fund[1]
Seix North Carolina Tax-Exempt Bond Fund
Seix Total Return Bond Fund
Seix U.S. Government Securities Ultra-Short Bond Fund
Seix Virginia Intermediate Municipal Bond Fund

[1]	Of the $89,069 of current year losses with no expiration date, $74,672 of pre-change losses are subject to limitations due to an ownership change on January 31, 2014. The remaining $14,397 of post-change losses are not limited.

As of March 31, 2015, the accumulated capital loss carryforwards and expiration dates for the Fixed Income Funds from taxable years beginning on or before December 22, 2010 were as follows:

Expires
Fund	[2015] ($)	2016 ($)	2017 ($)	2018 ($)	2019 ($)	Total ($)
Seix Georgia Tax-Exempt Bond Fund
Seix Limited Duration Fund[1]
Seix U.S. Mortgage Fund[2]
Seix Floating Rate High Income Fund
Seix Short-Term Bond Fund
Seix Ultra-Short Bond Fund
Seix U.S. Government Securities Ultra-Short Bond Fund

[1]	Of the $1,457,939 of capital loss carryforwards subject to limitations due to an ownership change on June 30, 2013, $598,615 was written off as capital loss carryforward lost unused, $28,642 was utilized, and the remaining $830,682, will expire in 2018 if not used.
[2]	Of the $12,251,718 of capital loss carryforwards subject to limitations due to an ownership change on January 31, 2014, $6,269,536 was written off as capital loss carryforward lost unused, $5,208,560 expired unused, and the remaining $773,622, will expire in 2016 if not used.

State Taxes. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for U.S. federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Subject to certain limitations, dividends that are attributable to interest earned on direct obligations of the U.S. government may be, in some states, exempt from certain state and local taxes.

Investments in GNMA and Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income may be different for corporations.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.

Foreign Taxes. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities.

Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Subject to certain limitations, dividends that are attributable to interest earned on direct obligations of the U.S. government may be, in some states, exempt from certain state and local taxes. Investments in

GNMA and Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income may be different for corporations.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.

Foreign Taxes. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

FUND TRANSACTIONS

Brokerage Transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser or Subadviser is responsible for placing the orders to execute transactions for a Fund.

In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.

Where possible, the Adviser or the Subadviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account.

On occasion, securities may be purchased directly from the issuer.

While the Adviser or the Subadviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Funds invest are traded primarily in the OTC market. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing fixed income portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

			Aggregate Dollar Amount of Brokerage Commissions Paid ($)
Fund	2015		2014	2013
Seix Core Bond Fund	[	]	0	0
Seix Corporate Bond Fund	[	]	0	0
Seix Georgia Tax-Exempt Bond Fund	[	]	0	0
Seix High Grade Municipal Bond Fund	[	]	0	0
Seix High Income Fund	[	]	0	16,543
Seix Investment Grade Tax-Exempt Bond Fund	[	]	0	0
Seix Limited Duration Fund	[	]	0	0
Seix U.S.l Mortgage Fund	[	]	0	0
Seix North Carolina Tax-Exempt Bond Fund	[	]	0	0
Seix Floating Rate High Income Fund	[	]	0	614
Seix High Yield Fund	[	]	0	0
Seix Short-Term Bond Fund	[	]	0	1,757
Seix Short-Term Municipal Bond Fund	[	]	0	0
Seix Total Return Bond Fund	[	]	0	0
Seix Ultra-Short Bond Fund	[	]	2,070	905
Seix U.S. Government Securities Ultra-Short Bond Fund	[	]	27,873	73,065
Seix Virginia Intermediate Municipal Bond Fund	[	]	0	0

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Adviser or Subadviser may select a broker based upon brokerage or research services provided to the Adviser or Subadviser.

The Adviser or Subadviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser or Subadviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer.

In addition to agency transactions, the Adviser or Subadviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.

Brokerage and research services include:

(i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities;

(ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and

(iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In the case of research services, the Adviser or Subadviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information, which assists in the valuation and pricing of investments.

Examples of research-oriented services for which the Adviser or Subadviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

The Adviser or Subadviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Subadviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser or Subadviser under the Advisory or Subadvisory Agreement. Any advisory or other fees paid to the Adviser or Subadviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or Subadviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or Subadviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service.

The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Subadviser will use its own funds to pay for the percentage of the service that is used for non-research purposes.

In making this good faith allocation, the Adviser or Subadviser faces a potential conflict of interest, but the Adviser or Subadviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Subadviser with research services.

FINRA (the Financial Industry Regulatory Authority) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Subadviser:

	Total Dollar Amount of Brokerage Commissions for Research Services ($)			Total Dollar Amount of Transactions Involving Brokerage Commissions For Research Services ($)
Fund	2015	2014	2013	2015	2014	2013
Seix Core Bond Fund		0	0		0	0
Seix Corporate Bond Fund		0	0		0	0
Seix Georgia Tax-Exempt Bond Fund		0	0		0	0
Seix High Grade Municipal Bond Fund		0	0		0	0
Seix High Income Fund		0	0		0	0
Seix Investment Grade Tax-Exempt Bond Fund		0	0		0	0
Seix Limited Duration Fund		0	0		0	0

Seix U.S. Mortgage Fund		0	0		0	0
Seix North Carolina Tax-Exempt Bond Fund		0	0		0	0
Seix Floating Rate High Income Fund		0	0		0	0
Seix High Yield Fund		0	0		0	0
Seix Short-Term Bond Fund		0	0		0	0
Seix Short-Term Municipal Bond Fund		0	0		0	0
Seix Total Return Bond Fund		0	0		0	0
Seix Ultra-Short Bond Fund		0	0		0	0
Seix U.S. Government Securities Ultra-Short Bond Fund		0	0		0	0
Seix Virginia Intermediate Municipal Bond Fund		0	0		0	0

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Subadviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC.

Under the 1940 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund if written procedures are in effect expressly permitting the affiliate to receive and retain such compensation.

These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

For those transactions not occurring on an exchange, the rules generally require that no more than two percent be charged if the sale is effected in connection with a secondary distribution or more than one percent of the purchase or sale price if the sale is effected otherwise. The Trustees, including those who are not “interested persons” of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

The following table shows the value of the aggregate holdings of securities by issuers’ of the Funds’ “regular” brokers or dealers (as defined in the 1940 Act) as of March 31, 2015:

Fund	Dollar Amount of Securities Held as of March 31, 2015
Seix Core Bond Fund
State Street Bank & Trust Co.
JPMorgan Chase & Co.
Citigroup, Inc.
Morgan Stanley
Goldman Sachs & Co.
HSBC USA, Inc.

Fund	Dollar Amount of Securities Held as of March 31, 2015
Seix Corporate Bond Fund
Wells Fargo & Co.
State Street Bank and Trust Company
Bank of America Corp.
Citigroup, Inc.
Goldman Sachs & Co.
JPMorgan Chase & Co.
Morgan Stanley

Seix High Income Fund
State Street Bank and Trust Company
JPMorgan Chase & Co.

Seix Limited Duration Fund
State Street Bank and Trust Company
Credit Suisse Group

Seix U.S. Mortgage Fund
State Street Bank and Trust Company
JPMorgan Chase & Co.

Seix Floating Rate High Income Fund
State Street Bank and Trust Company

Seix High Yield Fund
State Street Bank and Trust Company
JPMorgan Chase & Co.

Seix Short-Term Bond Fund
JPMorgan Chase & Co.
Citigroup, Inc.
UBS AG
Credit Suisse Group
Goldman Sachs & Co.
Morgan Stanley
State Street Bank & Trust Co.

Seix Total Return Bond Fund
JPMorgan Chase & Co.
Morgan Stanley
State Street Bank & Trust Co.
Bank of America Corp.
Citigroup, Inc.

Seix Ultra-Short Bond Fund
JPMorgan Chase & Co.
Bank of America Corp.
Citigroup, Inc.

Fund	Dollar Amount of Securities Held as of March 31, 2015
Morgan Stanley
Goldman Sachs & Co.
UBS AG
State Street Bank & Trust Co.
HSBC USA, Inc.
Credit Suisse Group

PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year.

Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate.

Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year.

The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover.

Each Fund’s portfolio turnover rate for the fiscal years ended March 31, 2015 and 2012 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser’s investment outlook.

	Turnover Rate (%)
Fund	2015		2014
Seix Core Bond Fund	[	]	208
Seix Corporate Bond Fund	[	]	143
Seix Georgia Tax-Exempt Bond Fund	[	]	67
Seix High Grade Municipal Bond Fund	[	]	227
Seix High Income Fund	[	]	110
Seix Investment Grade Tax-Exempt Bond Fund	[	]	104
Seix Limited Duration Fund	[	]	104
Seix U.S. Mortgage Fund	[	]	236
Seix North Carolina Tax-Exempt Bond Fund	[	]	77
Seix Floating Rate High Income Fund	[	]	47
Seix High Yield Fund	[	]	89
Seix Short-Term Bond Fund	[	]	79
Seix Short-Term Municipal Bond Fund	[	]	260
Seix Total Return Bond Fund	[	]	217
Seix U.S. Government Securities Ultra-Short Bond	[	]	36
Seox Ultra-Short Bond Fund	[	]	134
Seix Virginia Intermediate Municipal Bond Fund	[	]	65

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties.

These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other.

Pursuant to such procedures, the Board has authorized the Adviser’s CCO to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles and as further described below.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31).

Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders.

Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330. The Funds’ Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust’s website at www.ridgeworth.com.

The Trust’s website will provide portfolio holdings for each Fund on the 15th day of each month (or on the next business day should the 15th be other than a business day) as of the end of the most recent month. Information will remain available until updated.

Portfolio holdings for previous month-ends are available for each series of the Trust. To request this historical information without charge, call 1-888-784-3863, or write to the Trust at RidgeWorth Funds, P.O. Box 8053, Boston, MA 02266-8053.

In addition to information provided to shareholders and the general public, from time to time, rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds.

In most cases, the Trust’s Administrator provides portfolio holdings information to ratings agencies. Institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio, along with related performance attribution statistics.

The Trust believes that these third parties, which include affiliated persons, have legitimate objectives in requesting such portfolio holdings information.

The Trust may also disclose the portfolio holdings to broker-dealers in order to allow the Funds to potentially sell portfolio securities.

The Trust’s policies and procedures provide that the Adviser’s CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is by contractual agreement (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions.

The Trust requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds.

Specifically, the confidentiality agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities for their own benefit based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.

In addition, the Trust’s service providers, such as the custodian, securities lending agent, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds.

Financial printers, proxy voting service providers and pricing vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

The Funds operations are dependent on the services performed by these service providers. Persons employed by these service providers are not required to sign and return a confidentiality agreement if, in the course of normal business, the holdings information of the Funds is disclosed, based on the assumption that such persons generally are bound by confidentiality under their respective service agreements.

Likewise, certain “temporary insiders,” such as legal counsel and accountants, will not be asked to sign a confidentiality agreement, based on the assumption that they are subject to professional duties of confidentiality.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds’ portfolio holdings information.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of shares of the Funds, each of which represents an equal proportionate interest in that Fund with each other share.

Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights.

The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting.

Each Fund will vote separately on matters relating solely to it.

As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders.

Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.

The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.

However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the U.S. federal securities laws.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.

In addition, the Adviser, the Subadviser and Foreside Financial Group, LLC on behalf of its subsidiaries have each adopted Codes of Ethics pursuant to Rule 17j-1.

These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.

The Code of Ethics adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts, including securities that may be purchased or held by the Trust.

Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.

In addition, certain access persons of the Adviser and the Subadviser are generally prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings.

Certain access persons of the Adviser and Subadviser are required to obtain approval before investing in limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.

Information regarding how the Funds’ voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds’ proxy voting record, along with the Funds’ full proxy voting policies and procedures, is available on the Funds’ website at www.ridgeworth.com, without charge upon request by calling 1-888-784-3863, or by writing to the Funds at RidgeWorth Funds, P.O. Box 8053, Boston, MA 02266-8053. The Funds’ proxy voting record is also available on the SEC’s website at www.sec.gov.

FINANCIAL STATEMENTS

The financial statements for the Trust’s fiscal year ended March 31, 2015, including notes thereto and the reports of [        ]thereon, are incorporated into this SAI by reference from the 2015 Annual Report to Shareholders. Copies of the 2014 Annual Report will be provided without charge to each person receiving this SAI.

5% AND 25% SHAREHOLDERS

As of June 30, 2015, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. The nature of ownership for each position listed is “Record” unless otherwise indicated. The Trust believes that most of the shares of the Funds were held for the record owner’s fiduciary, agency or custodial customers. An asterisk (*) indicates a beneficial owner.

[To Be Filed By Amendment]

As of June 30, 2015, the following entities held of record more than 25% of the outstanding shares of a Fund. Persons holding more than 25% of the outstanding shares of a Fund may be deemed to have “control” (as that term is defined in the Investment Company Act) of the applicable Fund and may be able to affect or determine the outcome of matters presented for a vote of the shareholders of the applicable Fund.

[To Be Filed By Amendment]

APPENDIX A

INVESTMENT RATINGS

A rating is generally assigned to a fixed income security at the time of issuance by a credit rating agency designated as a nationally recognized statistical rating organization (“NRSRO”) by the SEC. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.

Fixed income securities which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such securities. Investors should note that the assignment of a rating to a security by an NRSRO may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments or on the likelihood of default.

The descriptions below relate to general long-term and short-term obligations of an issuer.

Standard & Poor’s (“S&P”)

Short-Term Municipal Obligations

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Variable Rate Demand Notes and Tender Option Bonds

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Short-Term Obligations

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S& P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Underlying Rating): This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P maintains surveillance of an issue with a published SPUR.

Long-Term Obligations

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc.

U.S. Municipal Short-Term Debt and Demand Obligations

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: Denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: Denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Variable Rate Demand Obligations (VRDOs)

In the case of VRDOs, a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: Denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: Denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: Denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: Denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Variable Rate Demand Notes and Tender Option Bonds

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP)

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Long-Term Obligations

Moody’s long-term obligation ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings

Short-Term Debt Obligations

F1: Highest short-term credit quality - Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality - Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality - The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality - Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk - Default is a real possibility.

RD: Restricted default - Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default - Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Long-Term Debt Obligations

AAA: Highest credit quality - ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality - ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality - ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality - ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative-‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative - ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk - Default is a real possibility.

CC: Very high levels of credit risk - Default of some kind appears probable.

C: Exceptionally high levels of credit risk- Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD: Restricted default - ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.

D: Default - ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

APPENDIX B

(RIDGEWORTH LOGO)

RIDGEWORTH CAPITAL MANAGEMENT LLC

PROXY DISCLOSURE TO THE RIDGEWORTH

FUNDS SHAREHOLDERS

Dear Shareholders:

Under SEC Rule 206(4)-6, investment advisers have fiduciary obligations to their clients if the advisers have authority to vote their clients’ proxies. Under our standard contractual agreements, RidgeWorth Capital Management LLC. (“RidgeWorth” or the “Firm”) is authorized to vote proxies on behalf of discretionary accounts and on behalf of the RidgeWorth Funds.

The rule requires an investment adviser that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser: 1) votes proxies in the best interests of clients, 2) discloses information about those policies and procedures, 3) discloses how clients may obtain information regarding individual security proxy votes cast on their behalf, and 4) maintains appropriate records relating to actual proxy voting.

The Firm has a Proxy Committee (“Committee”) that is responsible for establishing policies and procedures reasonably designed to enable the Firm to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds, and ensure compliance with all of the requirements. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

The Firm contracted with Glass Lewis & Co. (“Glass Lewis”) due to its excellent research tools, advanced technical capabilities and the large scale system support required to accommodate an adviser of our size. Glass Lewis will act as The Firm’s agent to provide certain administrative, clerical, functional recordkeeping, and support services related to the Firm’s proxy voting processes/procedures, which include, but are not limited to:

1. The collection of proxy material from our clients’ custodians.

2. The facilitation of proxy voting, reconciliation, and disclosure, in accordance with the Firm’s proxy policies and the Committee’s direction.

3. Recordkeeping and voting record retention.

The Firm has engaged Glass Lewis to assist with physical proxy voting matters, while the Firm retains the obligation to vote its clients’ proxies, to review all issues, and to actively review all information prior to determining each vote placed on behalf of its clients. The Firm will continue to utilize all available resources to make well-informed and qualified proxy vote decisions.

As reflected in the Firm’s proxy guidelines, the Committee will vote proxies in a manner deemed to be in the best economic interest of its clients, as a whole, as shareholders and beneficiaries of those actions.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, Board of Directors structure, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions. The Committee believes that it is in the best interest of shareholders to abstain from voting in countries that participate in share blocking, as share blocking limits the trading ability of the portfolio manager.

The Committee will consider client-specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, the Firm will communicate this information to Glass Lewis so those clients’ proxies will be voted accordingly. The Committee has reviewed Glass Lewis’ capabilities as agent for the administrative services above and is confident in its abilities to provide these services effectively. The Committee will monitor such capability on an ongoing basis.

An Independent, Objective Approach to Proxy Issues

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all of the Firm’s discretionary investment management clients.

The Firm maintains its own proxy guidelines for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. ERISA accounts will be voted in accordance with the Firm’s U.S. Domestic Proxy Guidelines, as such guidelines include ERISA-specific guidelines and requirements. Guidelines are available as described below.

The Firm provides and maintains the following standard proxy voting guidelines:

•	RidgeWorth U.S. Domestic Proxy Guidelines (applied to both ERISA- and Non-ERISA-related accounts and funds)

•	RidgeWorth Taft Hartley Proxy Guidelines

•	RidgeWorth Global/International Proxy Guidelines

Under the Firm’s Global/International Proxy Guidelines, the Committee generally votes in a manner similar to that recommended by Glass Lewis for an account’s international holdings including, to the extent permitted by law, international holdings in ERISA accounts. In this regard, the Committee has reviewed and will monitor Glass Lewis’ capabilities and conflict policies with respect to international securities proxy vote recommendations.

Exceptions to Policy

The Firm’s proxy policies, as outlined herein, generally will not be applied where the Firm has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs and funds.

In those situations, proxy votes cast by the subadvisor may be governed by the subadvisor’s proxy voting policies and procedures. However, currently all subadvisors to the RidgeWorth Funds have either adopted the same proxy guidelines as RidgeWorth or RidgeWorth votes the proxies on behalf of the subadvised funds.

Conflicts of Interest

Due to its diversified client base, numerous product lines, and affiliations, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. The Committee has outlined the following situations where a conflict of interest, deemed material for proxy purposes, exists:

1.	Common stock of public corporate issuers with which either the Firm or its affiliates or Lightyear Capital LLC or its affiliates, have a significant, ongoing, non-investment management relationship.

2.	An issuer with a director, officer or employee who presently serves as an independent director on the board of RidgeWorth Holdings LLC or Lightyear Capital LLC or its affiliates.

3.	An issuer having substantial and numerous banking, investment, or other financial relationships with the Firm or its affiliates

4.	A director or senior officer of the Firm or its affiliates or Lightyear Capital LLC serving on the board of a publicly held company.

5.	A direct common stock ownership position of five percent (5%) or greater, held by the Firm or its affiliates.

For these situations, the Committee has determined that the most fair and reasonable procedure to be followed in order to properly address all conflict concerns is to retain an independent fiduciary to vote the ballot items coded within the Firm’s proxy guidelines as case by case.

Additional conflicts of interests would be evaluated by the Committee on an individual basis. Although the Firm does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

Securities Lending Program

The Firm manages assets for several clients (including the RidgeWorth Funds) that engage in “securities lending” programs. In a typical securities lending program, clients or funds lend securities from their accounts/portfolios to approved broker-dealers against cash collateral. On behalf of clients and the RidgeWorth Funds, the Firm seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. On behalf of clients and the RidgeWorth Funds, the Firm will call loaned securities back to vote proxies, or to otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan when the adviser believes it is necessary to vote.

Additional Information

RidgeWorth clients:

The Firm follows different voting recommendations for different categories of clients such that votes cast on behalf of some clients may oppose votes cast on behalf of other clients. Extended summaries of the RidgeWorth Capital Management LLC U.S. Domestic Proxy Guidelines (applies to ERISA and non-ERISA accounts and funds,) Taft Hartley Proxy Guidelines (which votes per the general guidelines put forth by the AFL-CIO), Global/International Proxy Guidelines, and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please write to RidgeWorth Capital Management LLC, Attn: Proxy Voting Committee Administrator, 3333 Piedmont Road NE, Suite 1500, Atlanta, GA 30305, or contact us by telephone at 877-984-7321 or via e-mail at: pmp.operations@ridgeworth.com.

RidgeWorth Funds shareholders:

Although another investment adviser may subadvise some or all of these funds, all proxy votes are conducted by the Funds’ adviser, RidgeWorth, as the RidgeWorth Funds’ board has delegated voting authority to RidgeWorth and accordingly has adopted RidgeWorth’s proxy voting policies.

Shareholders of the RidgeWorth Funds may access fund-related proxy voting information by calling 1-888-784-3863 or by visiting www.ridgeworth.com.

RidgeWorth Capital Management LLC International Proxy Voting Guidelines

February 8, 2012

Following is a concise summary of general policies for voting global proxies. In addition, RidgeWorth has country- and market-specific policies, which are not captured below.

I. ELECTION OF DIRECTORS

Board of Directors

Boards are put in place to represent shareholders and protect their interests. RidgeWorth seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically include some independent directors (the percentage will vary by local market practice and regulations), boast a record of positive performance, have directors with diverse backgrounds, and appoint directors with a breadth and depth of experience.

Board Composition

When companies disclose sufficient relevant information, we look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member. Where the company does not disclose the names and backgrounds of director nominees with sufficient time in advance of the shareholder meeting to evaluate their independence and performance, we will consider recommending abstaining on the directors’ election.

We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the three-five years prior to the inquiry are usually considered to be “current” for purposes of this test.

In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 10-20% or more of the company’s voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will recommend voting against directors for the following reasons:

•	A director who attends less than 75% of the board and applicable committee meetings.

•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:

•	CFO who presently sits on the board.

•	Director who presently sits on an excessive number of boards.

•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

•	Director with an interlocking directorship.

Slate Elections

In some countries, companies elect their board members as a slate, whereby shareholders are unable to vote on the election of each individual director, but rather are limited to voting for or against the board as a whole. If significant issues exist concerning one or more of the nominees or in markets where directors are generally elected individually, we will recommend voting against the entire slate of directors.

Board Committee Composition

We believe that independent directors should serve on a company’s audit, compensation, nominating and governance committees. We will support boards with such a structure and encourage change where this is not the case.

Review of Risk Management Controls

We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.

Classified Boards

RidgeWorth favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.

II. FINANCIAL REPORTING

Accounts and Reports

Many countries require companies to submit the annual financial statements, director reports and independent auditors’ reports to shareholders at a general meeting. Shareholder approval of such a proposal does not discharge the board or management. We will usually recommend voting in favor of these proposals except when there are concerns about the integrity of the statements/reports. However, should the audited financial statements, auditor’s report and/or annual report not be published at the writing of our report, we will recommend that shareholders abstain from voting on this proposal.

Income Allocation (Distribution of Dividend)

In many countries, companies must submit the allocation of income for shareholder approval. We will generally recommend voting for such a proposal. However, we will give particular scrutiny to cases where the company’s dividend payout ratio is exceptionally low or excessively high relative to its peers and the company has not provided a satisfactory explanation.

Appointment of Auditors and Authority to Set Fees

We believe that role of the auditor is crucial in protecting shareholder value. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.

We generally support management’s recommendation regarding the selection of an auditor and support granting the board the authority to fix auditor fees except in cases where we believe the independence of an incumbent auditor or the integrity of the audit has been compromised.

However, we recommend voting against ratification of the auditor and/or authorizing the board to set auditor fees for the following reasons:

•	When audit fees added to audit-related fees total less than one-half of total fees.

•	When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.

•	When the company has poor disclosure or lack of transparency in financial statements.

•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.

•	When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

III. COMPENSATION

Compensation Report/Compensation Policy

We closely review companies’ remuneration practices and disclosure as outlined in company filings to evaluate management-submitted advisory compensation report and policy vote proposals. In evaluating these proposals, which can be binding or non-binding depending on the country, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of remuneration in comparison to company performance and that of its peers.

We will usually recommend voting against approval of the compensation report or policy when the following occur:

•	Gross disconnect between pay and performance;

•	Performance goals and metrics are inappropriate or insufficiently challenging;

•	Lack of disclosure regarding performance metrics and goals as well as the extent to which the performance metrics, targets and goals are implemented to enhance company performance and encourage prudent risk-taking;

•	Excessive discretion afforded to or exercised by management or the compensation committee to deviate from defined performance metrics and goals in making awards;

•	Ex gratia or other non-contractual payments have been made and the reasons for making the payments have not been fully explained or the explanation is unconvincing;

•	Guaranteed bonuses are established;

•	There is no clawback policy; or

•	Egregious or excessive bonuses, equity awards or severance payments.

Long Term Incentive Plans

RidgeWorth recognizes the value of equity-based incentive programs. When used appropriately, they can provide a vehicle for linking an employee’s pay to a company’s performance, thereby aligning their interests with those of shareholders. Tying a portion of an employee’s compensation to the performance of the Company provides an incentive to maximize share value. In addition, equity-based compensation is an effective way to attract, retain and motivate key employees.

In order to allow for meaningful shareholder review, we believe that incentive programs should generally include: (i) specific and appropriate performance goals; (ii) a maximum award pool; and (iii) a maximum award amount per employee. In addition, the payments made should be reasonable relative to the performance of the business and total compensation to those covered by the plan should be in line with compensation paid by the Company’s peers.

Performance-Based Equity Compensation

RidgeWorth believes in performance-based equity compensation plans for senior executives. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. While we do not believe that equity-based compensation plans for all employees need to be based on overall company performance, we do support such limitations for grants to senior executives (although even some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment).

Boards often argue that such a proposal would hinder them in attracting talent. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would still attract executives who believe in their ability to guide the company to achieve its targets. We generally recommend that shareholders vote in favor of performance-based option requirements.

There should be no retesting of performance conditions for all share- and option- based incentive schemes. We will generally recommend that shareholders vote against performance-based equity compensation plans that allow for re-testing.

Director Compensation

RidgeWorth believes that non-employee directors should receive appropriate types and levels of compensation for the time and effort they spend serving on the board and its committees. Director fees should be reasonable in order to retain and attract qualified individuals. In particular, we support compensation plans that include non performance-based equity awards, which help to align the interests of outside directors with those of shareholders.

RidgeWorth compares the costs of these plans to the plans of peer companies with similar market capitalizations in the same country to help inform its judgment on this issue.

Retirement Benefits for Directors

We will typically recommend voting against proposals to grant retirement benefits to non-executive directors. Such extended payments can impair the objectivity and independence of these board members. Directors should receive adequate compensation for their board service through initial and annual fees.

Limits on Executive Compensation

As a general rule, RidgeWorth believes that shareholders should not be involved in setting executive compensation. Such matters should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue. Further, we believe that companies whose pay-for-performance is in line with their peers should be granted the flexibility to compensate their executives in a manner that drives growth and profit.

However, RidgeWorth favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if a chief executive’s pay is capped at a low level rather than flexibly tied to the performance of the company.

IV.  GOVERNANCE STRUCTURE

Amendments to the Articles of Association

We will evaluate proposed amendments to a company’s

articles of association on a case-by-case basis. We are opposed to the practice of bundling several amendments under a single proposal because it prevents shareholders from evaluating each amendment on its own merits. In such cases, we will analyze each change individually and will recommend voting for the proposal only when we believe that the amendments on balance are in the best interests of shareholders.

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

RidgeWorth believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.

We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.

In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.

Supermajority Vote Requirements

RidgeWorth favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.

Increase in Authorized Shares

RidgeWorth believes that having adequate capital stock available for issuance is important to the operation of a company. We will generally support proposals when a company could reasonably use the requested shares for financing, stock splits and stock dividends. While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of large pools of unallocated shares available for any purpose.

In general, we will support proposals to increase authorized shares up to 100% of the number of shares currently authorized unless, after the increase the company would be left with less than 30% of its authorized shares outstanding.

Issuance of Shares

Issuing additional shares can dilute existing holders in some circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares requested are excessive, we typically recommend against the issuance. In the case of a private placement, we will also consider whether the company is offering a discount to its share price.

In general, we will support proposals to issue shares (with pre-emption rights) when the requested increase is the lesser of (i) the unissued ordinary share capital; or (ii) a sum equal to one-third of the issued ordinary share capital. This authority should not exceed five years. In some countries, if the proposal contains a figure greater than one-third, the company should explain the nature of the additional amounts.

We will also generally support proposals to suspend pre-emption rights for a maximum of 5-20% of the issued ordinary share capital of the company, depending on the country in which the company is located. This authority should not exceed five years, or less for some countries.

Repurchase of Shares

We will recommend voting in favor of a proposal to repurchase shares when the plan includes the following provisions: (i) a maximum number of shares which may be purchased (typically not more than 15% of the issued share capital); and (ii) a maximum price which may be paid for each share (as a percentage of the market price).

V. ENVIRONMENTAL AND SOCIAL RISK

We believe companies should actively evaluate risks to long-term shareholder value stemming from exposure to environmental and social risks and should incorporate this information into their overall business risk profile. In addition, we believe companies should consider their exposure to changes in environmental or social regulation with respect to their operations as well as related legal and reputational risks. Companies should disclose to shareholders both the nature and magnitude of such risks as well as steps they have taken or will take to mitigate those risks.

When we identify situations where shareholder value is at risk, we may recommend voting in favor of a reasonable and well-targeted shareholder proposal if we believe supporting the proposal will promote disclosure of and/or mitigate significant risk exposure. In limited cases where a company has failed to adequately mitigate risks stemming from environmental or social practices, we will recommend shareholders vote against: (i) ratification of board and/or management acts; (ii) approving a company’s accounts and reports and/or; (iii) directors (in egregious cases).

DOMESTIC PROXY VOTING POLICY UPDATED 1/17/2014

RIDGEWORTH CAPITAL MANAGEMENT LLC.

APPLIED TO ERISA AND NON-ERISA ACCOUNTS AND FUNDS

Number	Chapter	Section	Ballot Item / Proposal [F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
1.0.	Operational Items	Adjourn Meeting	To provide management with the authority to adjourn an annual or special meeting, except in cases where it does not benefit shareholders	F

1.1.	Operational Items	Amend Quorum Requirements	To reduce quorum requirements for shareholder meetings below a majority of the shares outstanding	A

1.2.	Operational Items	Amend Minor Bylaws	To make housekeeping changes (updates or corrections) to bylaw or charter, except in cases where there is an adverse effect on shareholder value	F

1.3.	Operational Items	Change Company Name	To change the corporate name	F

1.4.	Operational Items	Date, Time, or Location of Annual Meeting	Management proposals to change the date/time/location of the annual meeting	F

1.5.	Operational Items	Date, Time, or Location of Annual Meeting	Shareholder proposals To change the date/time/location of the annual meeting	A

1.6.	Operational Items	Auditors	To ratify auditors (except as described below)	F

1.6.a	Operational Items	Auditors	To ratify auditors if significant material restatement, the auditor’s contract contains certain provisions that require the company to use alternative dispute resolution, the audit contract has limited liability clauses or any other situation is identified that may impair the auditor’s ability to perform an independent audit (this can include: audit fees too low or too high, the auditor performs other work than the audit such as tax-shelter work, etc.).	A

1.7.	Operational Items	Auditors	Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services	A

1.8.	Operational Items	Auditors	Shareholder proposals to require audit firm rotation	A

1.9.	Operational Items	Transact Other Business	To approve other business when it appears as voting item	A

1.10.	Operational Items	Exclusive Forum Provision	To limit a shareholder’s choice of legal venue	C

2.0.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees are evaluated taking into consideration independence, performance, experience, and corporate governance.	C

2.1.	Board of Directors	Age Limits	To limit the tenure of outside directors either through term limits or mandatory retirement ages.	A

2.2.	Board of Directors	Board Size	To fix the board size or designate a range for the board size	F

2.3.	Board of Directors	Board Size	To give management the ability to alter the size of the board outside of a specified range without shareholder approval	A

2.4.	Board of Directors	Classification/ Declassification of the Board	Management and shareholder proposals to classify the board	C

2.5.	Board of Directors	Classification/ Declassification of the Board	Management and shareholder proposals to repeal classified boards and to elect all directors annually.	F

2.6.	Board of Directors	Cumulative Voting	To eliminate cumulative voting.	F

2.7.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting when a company has some form of majority voting in place, has not adopted anti takeover protections and has been responsive to shareholders.	A

2.8.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting when a company does not have any form of majority voting in place	F

2.9.	Board of Directors	Director and Officer Indemnification and Liability Protection	Proposals on director and officer indemnification and liability protection not particularly described below.	C

2.10.	Board of Directors	Director and Officer Indemnification and Liability Protection	To eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.	A

2.11.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	A

2.12.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.	F

2.13.	Board of Directors	Establish/ Amend Nominee Qualifications	To establish or amend director qualifications	A

2.14.	Board of Directors	Establish/ Amend Nominee Qualifications	Shareholder proposals requiring two candidates per board seat	A

2.15.	Board of Directors	Filling Vacancies/ Removal of Directors	To provide that directors may be removed only for cause.	A

2.16.	Board of Directors	Filling Vacancies/ Removal of Directors	To restore shareholder ability to remove directors with or without cause.	F

2.17.	Board of Directors	Filling Vacancies/ Removal of Directors	To provide that only continuing directors may elect replacements to fill board vacancies.	A

2.18.	Board of Directors	Filling Vacancies/ Removal of Directors	To permit shareholders to elect directors to fill board vacancies.	F

2.19.	Board of Directors	Independent Chairman (Separate Chairman/ CEO)	To recommend that the positions of chairman and CEO be combined.	C

2.20.	Board of Directors	Independent Chairman (Separate Chairman/ CEO)	To recommend that the positions of chairman and CEO be separate and distinct positions held by 2 different individuals.	A

2.21.	Board of Directors	Majority of Independent Directors/ Establishment of Committees	Shareholder proposals to require that a majority or more of directors be independent	F

2.22.	Board of Directors	Majority of Independent Directors/ Establishment of Committees	Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors	F

2.23.	Board of Directors	Proxy Access	Shareholder proposals asking for proxy access	C

2.24.	Board of Directors	Stock Ownership Requirements	Shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

2.25.	Board of Directors	Stock Ownership Requirements	Shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards)	A

2.26.	Board of Directors	Term Limits	Shareholder or management proposals to limit the tenure of outside directors	A

2.30.	Board of Directors	Majority Voting Standard	Shareholder proposals requesting a majority voting standard on election of directors	F

3. 0.	Proxy Contests	Voting for Director Nominees in Contested Elections	Votes in a contested election of directors	C

3.1.a	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

3.1.b	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (unless described above)	A

3.2.	Proxy Contests	Confidential Voting	Shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election	A

3.3.	Proxy Contests	Confidential Voting	Management proposals to adopt confidential voting.	A

4. 0.	Antitakeover Defenses and Voting Related Issues	Advance Notice Requirements for Shareholder Proposals/Nominations	Advance notice proposals	F

4.1.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board exclusive authority to amend the bylaws	F

4.2.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board the ability to amend the bylaws in addition to shareholders	F

4.3.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals that ask a company to submit its poison pill for shareholder ratification	C

4.4.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals asking that any future pill be put to a shareholder vote	F

4.5.a	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill	C

4.6.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To restrict or prohibit shareholder ability to take action by written consent	A

4.7.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To allow or make easier shareholder action by written consent	F

4.8.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To restrict or prohibit shareholder ability to call special meetings.	A

4.9.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To remove restrictions on the right of shareholders to act independently of management.	F

4.10.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To require a supermajority shareholder vote pertaining to issues other than election of directors.	A

4.11.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To lower supermajority vote requirements pertaining to issues other than election of directors.	F

5.0.	Mergers and Corporate Restructurings	Appraisal Rights	To restore, or provide shareholders with, rights of appraisal.	A

5.1.	Mergers and Corporate Restructurings	Asset Purchases	On asset purchase proposals	C

5.2.	Mergers and Corporate Restructurings	Asset Sales	Asset sales	C

5.3.	Mergers and Corporate Restructurings	Bundled Proposals	Bundled or “conditioned” proxy proposals	C

5.4.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, absent penalties or likely bankruptcy.	C

5.5.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.	F

5.6.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, absent likely bankruptcy.	C

5.7.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan where bankruptcy is likely if the transaction is not approved	F

5.8.	Mergers and Corporate Restructurings	Formation of Holding Company	To form a holding company	C

5.9.	Mergers and Corporate Restructurings	Going Private Transactions (LBOs and Minority Squeeze outs)	To make the company private rather than public	C

5.10.	Mergers and Corporate Restructurings	Joint Ventures	To form joint ventures	C

5.11.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is not likely	C

5.12.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is likely	F

5.13.	Mergers and Corporate Restructurings	Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition	To merge with or acquire another company	C

5.14.	Mergers and Corporate Restructurings	Private Placements/ Warrants/ Convertible Debentures	To issue a private placement security when bankruptcy is not likely	C

5.15.	Mergers and Corporate Restructurings	Private Placements/ Warrants/ Convertible Debentures	To issue a private placement security when bankruptcy is likely	F

5.16.	Mergers and Corporate Restructurings	Spin-offs	To spin off a unit or line of business	C

5.17.	Mergers and Corporate Restructurings	Value Maximization Proposals	To maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.	C

6.0.	State of Incorporation	Control Share Acquisition Provisions	To opt out of control share acquisition statutes	F

6.1.	State of Incorporation	Control Share Acquisition Provisions	To amend the charter to include control share acquisition provisions.	A

6.2.	State of Incorporation	Control Share Acquisition Provisions	To restore voting rights to the control shares.	F

6.3.	State of Incorporation	Control Share Cash out Provisions	To opt out of control share cash out statutes.	F

6.4.	State of Incorporation	Disgorgement Provisions	To opt out of state disgorgement provisions.	F

6.5.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions	C

6.6.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.	A

6.7.	State of Incorporation	Freeze Out	proposals to opt out of state freeze out provisions	F

6.8.	State of Incorporation	Greenmail	To adopt anti greenmail charter of bylaw amendments Or otherwise restrict a company’s ability to make greenmail payments.	F

6.9.	State of Incorporation	Greenmail	To adopt anti greenmail proposals when they are bundled with other charter or bylaw amendments.	F

6.10.	State of Incorporation	Reincorporation Proposals	To change a company’s state of incorporation	C

6.11.	State of Incorporation	Stakeholder Provisions	To consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.	A

6.12.	State of Incorporation	State Anti takeover Statutes	To opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions).	C

7.0.	Capital Structure	Adjustments to Par Value of Common Stock	Management proposals to reduce or eliminate the par value of common stock.	F

7.1.	Capital Structure	Common Stock Authorization	To increase the number of shares of common stock authorized for issuance	C

7.2.	Capital Structure	Common Stock Authorization	To increase the number of authorized shares of the class of stock that has superior voting rights.	C

7.3.	Capital Structure	Common Stock Authorization	To approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain	F

7.4.	Capital Structure	Dual-class Stock	Proposals to create a new class of common stock with superior voting rights	A

7.5.	Capital Structure	Dual-class Stock

To create a new class of nonvoting or sub-voting common stock if:

•       It is intended for financing purposes with minimal or no dilution to current shareholders

•       It is not designed to preserve the voting power of an insider or significant shareholder

F

7.6.	Capital Structure	Issue Stock for Use with Rights Plan	To increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).	A

7.7.	Capital Structure	Preemptive Rights	Shareholder proposals that seek preemptive rights	C

7.8.	Capital Structure	Preferred Stock	To authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).	A

7.9.	Capital Structure	Preferred Stock	To create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).	F

7.10.	Capital Structure	Preferred Stock	To authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable	F

7.11.	Capital Structure	Preferred Stock	To increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.	A

7.12.	Capital Structure	Preferred Stock	To increase the number of blank check preferred shares	A

7.13.	Capital Structure	Recapitalization	Recapitalizations (reclassifications of securities)	C

7.14.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced	F

7.15.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split to avoid delisting.	F

7.16.	Capital Structure	Reverse Stock Splits	To implement a reverse stock splits that do not proportionately reduce the number of shares authorized or considered “going dark” transactions.	C

7.17.	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms	F

7.17.a	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which derivatives may be utilized	C

7.18.	Capital Structure	Stock Distributions: Splits and Dividends	Management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance	F

7.19.	Capital Structure	Tracking Stock	To authorize the creation of tracking stock	C

7.20.	Capital Structure	Business Development Companies	To approve BDC to see shares of common stock at a price below Net Asset Value	C

7.21.	Capital Structure	Real Estate Investment Trusts	To approve preferred stock issuance at REITs	C

8.0.	Executive and Director Compensation	Executive Compensation	Executive compensation plans or plan amendments.	C

8.1.	Executive and Director Compensation	Director Compensation	Plans for director compensation	C

8.5.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans .	C

8.6.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking additional disclosure of executive and director pay information,	A

8.7.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.	A

8.8.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals requiring director fees be paid in stock only	A

8.9.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals to put option re-pricings to a shareholder vote	F

8.10.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	For all other shareholder proposals regarding executive and director pay	C

8.11	Executive and Director Compensation	Performance-Based Stock Options	Shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options).	C

8.26.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification	C

8.27.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Proposals to ratify or cancel golden parachutes.	C

8.28.	Executive and Director Compensation	Pension Plan Income Accounting	Shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation	F

8.29.	Executive and Director Compensation	Supplemental Executive Retirement Plans (SERPs)	Shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote	A

8.31.	Executive and Director Compensation	Equity Based Compensation Plans	Management proposals for equity plans	C

8.32	Executive and Director Compensation	Transferable Stock Options	Management and shareholder proposals for new on-going Transferable Stock option plans if the total cost of the company’s equity plans is less than the company’s allowable cap.	F

9.0.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	To phase out the use of animals in product testing	A

9.1.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	Report on animal welfare	A

9.2.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	Adopt animal welfare policy	A

9.3.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Pricing	To implement price restraints on pharmaceutical products	A

9.4.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Reimportation

Proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation or proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation

A

9.5.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Genetically Modified Foods	To voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.	A

9.6.	Social and Environmental Issues	Genetically Modified Foods	A report on the feasibility of labeling products containing GE ingredients	A

9.7.	Social and Environmental Issues	Genetically Modified Foods	A report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds	A

9.8.	Social and Environmental Issues	Genetically Modified Foods	Report on the health and environmental effects of genetically modified organisms (GMOs)	A

9.9.	Social and Environmental Issues	Genetically Modified Foods	To completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients	A

9.10.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Handguns	Reports on a company’s policies aimed at curtailing gun violence in the United States	A

9.11.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: HIV/AIDS	Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations	A

9.12.	Social and Environmental Issues	HIV/AIDS	To establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries	A

9.13.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Predatory Lending	Reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight,	A

9.14.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Tobacco	Proposals seeking stronger product warnings	A

9.15.	Social and Environmental Issues	Tobacco	Proposals asking that the company’s operating facilities be smoke-free	A

9.16.	Social and Environmental Issues	Tobacco	Proposals dealing with product placement in stores or advertising to youth.	A

9.17.	Social and Environmental Issues	Tobacco	Proposals asking the company to cease production of tobacco-related products or cease selling products to tobacco companies.	A

9.18.	Social and Environmental Issues	Tobacco	Proposals to spin-off tobacco-related businesses:	A

9.19.	Social and Environmental Issues	Tobacco	Proposals prohibiting investment in tobacco equities.	A

9.20.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Toxic Chemicals	Proposals requesting that a company discloses its policies related to toxic chemicals, proposals requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, or proposals requiring that a company reformulate its products within a certain timeframe.	A

9.21.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Arctic National Wildlife Refuge	Requests for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR)	A

9.22.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: CERES Principles	Proposals to adopt the CERES Principles	A

9.23.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Environmental-Economic Risk Report	Proposals requests reports assessing economic risks of environmental pollution or climate change or reports outlining potential environmental damage from operations in protected regions, including wildlife refuges.	A

9.24.	Social and Environmental Issues	Environmental Reports	Proposals for reports disclosing the company’s environmental policies.	A

9.25.	Social and Environmental Issues	Nuclear Safety	Proposals requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods	A

9.26.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Global Warming	Proposals to make reports on the level of greenhouse gas emissions from the company’s operations and products.	A

9.27.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Recycling	Proposals to adopt a comprehensive recycling strategy	A

9.28.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Renewable Energy	Proposals to invest in renewable energy sources.	A

9.29.	Social and Environmental Issues	Renewable Energy	Requests for reports on the feasibility of developing renewable energy sources	A

9.30.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Sustainability Report	Proposals to make report on its policies and practices related to social, environmental, and economic sustainability	A

9.31.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Efficiency Report	Report on energy efficiency	A

9.32.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Kyoto Protocol	Proposals requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets	A

9.33.	Social and Environmental Issues	LAND USE	Proposals that request the disclosure of detailed information on a company’s policies related to land use or development	A

9.34.	Social and Environmental Issues	CAFOs	Proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs)	A

9.35.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Charitable/ Political Contributions	Proposals to affirm political nonpartisanship in the workplace	A

9.36.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to report or publish in newspapers the company’s political and/or charitable contributions	A

9.37.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to prohibit the company from making political contributions	A

9.38.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to restrict the company from making charitable contributions	A

9.39.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to publish a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company	A

9.40.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals seeking greater disclosure of lobbying expenses and political contributions and expenditures	C

9.41.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Link Executive Compensation to Social Performance	Proposals to review ways of linking executive compensation to social factors	A

9.42.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: China Principles	Proposals to implement the China Principles.	A

9.43.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: Country-specific human rights reports	Proposals to make reports detailing the company’s operations in a particular country and steps to protect human rights	A

9.44.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: International Codes of Conduct/Vendor Standards	Proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring	A

9.45.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: MacBride Principles	Proposals to endorse or increase activity on the MacBride Principles.	A

9.46.	Social and Environmental Issues	MILITARY BUSINESS: Foreign Military Sales/Offsets	Proposals to make reports on foreign military sales or offsets.	A

9.47.	Social and Environmental Issues	MILITARY BUSINESS: Landmines and Cluster Bombs	Proposals asking the company to renounce future involvement in antipersonnel landmine production	A

9.48.	Social and Environmental Issues	MILITARY BUSINESS: Nuclear Weapons	Proposals asking the company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts	A

9.49.	Social and Environmental Issues	MILITARY BUSINESS: Operations in Nations Sponsoring Terrorism (Iran)	Proposals asking the company to appoint a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran,	A

9.50.	Social and Environmental Issues	MILITARY BUSINESS: Spaced-Based Weaponization	Proposals asking the company to make reports on a company’s involvement in spaced-based weaponization	A

9.51.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Requests for reports on the company’s efforts to diversify the board	A

9.52.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Proposals asking the company to increase the representation of women and minorities on the board	C

9.53.	Social and Environmental Issues	WORKPLACE DIVERSITY: Equal Employment Opportunity (EEO)	Proposals to increase regulatory oversight of EEO programs	A

9.54.	Social and Environmental Issues	WORKPLACE DIVERSITY: Glass Ceiling	To increase regulatory oversight of EEO programs and Glass Ceiling proposals	A

9.55.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Exclude reference to sexual orientation from the EEO statement	A

9.56.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Proposals to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation	F

9.57.	Social and Environmental Issues	Sexual Orientation	Proposals to extend company benefits to or eliminate benefits from domestic partners	A

9.57	Social and Environmental Issues	Outsourcing	Proposals asking for companies to report on the risks associated with outsourcing or offshoring.	A

9.58	Social and Environmental Issues	Community Impact Assessment	Proposals asking for reports outlining the potential community impact of company operations in specific regions.	A

9.59	Social and Environmental Issues	Internet Privacy and Censorship	Proposals requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.	C

9.60	Social and Environmental Issues	Adoption of Health Care Reform Principles	Proposals to adopt the implementation of national health care reform principles at the company level.	A

10.0.	Mutual Fund Proxies	Election of Directors	Director nominees who are not described below	F

10.1.	Mutual Fund Proxies	Election of Directors	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

10.2.	Mutual Fund Proxies	Convert Closed-end Fund to Open-end Fund	Conversion Proposals	C

10.3.	Mutual Fund Proxies	Proxy Contests	Proxy Contests	C

10.4.	Mutual Fund Proxies	Investment Advisory Agreements	Investment Advisory Agreements	F

10.5.	Mutual Fund Proxies	Approve New Classes or Series of Shares	The establishment of new classes or series of shares.	F

10.6.	Mutual Fund Proxies	Change Fundamental Restriction to Non- fundamental Restriction	Proposals to change a fund’s fundamental restriction to a non fundamental restriction	C

10.7.	Mutual Fund Proxies	Change Fundamental Investment Objective to Nonfundamental	Proposals to change a fund’s fundamental investment objective to a non fundamental investment objective	C

10.8.	Mutual Fund Proxies	Name Change Proposals	Name change proposals.	F

10.9.	Mutual Fund Proxies	Change in Fund’s Sub classification	To change a fund’s sub-classification	F

10.10.	Mutual Fund Proxies	Disposition of Assets/Termination/Liquidation	To dispose of assets, liquidate or terminate the fund	F

10.11.	Mutual Fund Proxies	Changes to the Charter Document	To make changes to the charter document	C

10.12.	Mutual Fund Proxies	Changes to the Charter Document	Removal shareholder approval requirement to reorganize or terminate the trust or any of its series	F

10.13.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement for amendments to the new declaration of trust	F

10.14.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act	F

10.15.	Mutual Fund Proxies	Changes to the Charter Document	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares	F

10.16.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to engage in and terminate Sub-advisory arrangements	F

10.17.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to change the domicile of the fund	F

10.18.	Mutual Fund Proxies	Change the Fund’s Domicile	Fund’s Reincorporation	C

10.19.	Mutual Fund Proxies	Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval	Proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.	F

10.20.	Mutual Fund Proxies	Distribution Agreements	Distribution agreements	F

10.21.	Mutual Fund Proxies	Master-Feeder Structure	Establishment of a master-feeder structure.	F

10.22.	Mutual Fund Proxies	Mergers	Mergers and Acquisitions	C

10.23.	Mutual Fund Proxies	Shareholder Proposals to Establish Director Ownership Requirement	To mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

10.24.a	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

10.24.b	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (except as described above)	A

10.25.	Mutual Fund Proxies	Shareholder Proposals to Terminate Investment Advisor	To terminate the investment advisor	C

Ridgeworth Funds (“Registrant”)

Part C: Other Information

Item 28. Exhibits:

(a)(1)	Agreement and Declaration of Trust, dated January 15, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15, filed July 31, 1996.

(a)(2)	Amendment, dated March 31, 2008, to Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 74, filed May 16, 2008.

(a)(3)	Amendment, dated July 17, 2014, to Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 93, filed July 30, 2014.

(b)(1)	Amended and Restated By-Laws, dated August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37, filed September 21, 2000.

(b)(2)	Amendment No. 1, effective March 31, 2008, to Amended and Restated By-Laws is incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 75, filed May 30, 2008.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated May 30, 2014, between Ridgeworth Funds (the “Registrant”) and RidgeWorth Capital Management LLC (“RidgeWorth Investments”) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 93, filed July 30, 2014.

(d)(1)(i)	Amended Schedule A, dated January 30, 2015, to the Investment Advisory Agreement between the Registrant and RidgeWorth Investments is incorporated herein by reference to Exhibit (d)(1)(i) of Post-Effective Amendment No. 95, filed January 30, 2015.

(d)(2)	Investment Subadvisory Agreement, dated May 30, 2014, between RidgeWorth Investments and Zevenbergen Capital Investments, LLC (“Zevenbergen”) is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 93, filed July 30, 2014.

(d)(3)	Investment Subadvisory Agreement, dated May 30, 2014, between RidgeWorth Investments and Ceredex Value Advisors LLC (“Ceredex”) is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 93, filed July 30, 2014.

(d)(4)	Investment Subadvisory Agreement, dated May 30, 2014, between RidgeWorth Investments and Certium Asset Management LLC (“Certium”) is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 93, filed July 30, 2014.

(d)(4)(i)	Amended Schedule A, dated January 30, 2015, to the Investment Subadvisory Agreement between RidgeWorth Investments and Certium is incorporated herein by reference to Exhibit (d)(4)(i) of Post-Effective Amendment No. 95, filed January 30, 2015.

(d)(5)	Investment Subadvisory Agreement, dated May 30, 2014, between RidgeWorth Investments and Seix Investment Advisors LLC (“Seix”) is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 93, filed July 30, 2014.

(d)(5)(i)	Amended Schedule A, dated August 1, 2014, to the Investment Subadvisory Agreement between RidgeWorth Investments and Seix is incorporated herein by reference to Exhibit (d)(5)(i) of Post-Effective Amendment No. 93, filed July 30, 2014.

(d)(6)	Investment Subadvisory Agreement, dated May 30, 2014, between RidgeWorth Investments and Silvant Capital Management LLC (“Silvant”) is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 93, filed July 30, 2014.

(d)(6)(i)	Amended Schedule A, dated January 30, 2015, to the Investment Subadvisory Agreement between the RidgeWorth Investments and Silvant is incorporated herein by reference to Exhibit (d)(6)(i) of Post-Effective Amendment No. 95, filed January 30, 2015.

(d)(7)	Expense Limitation Agreement, dated August 1, 2014, among the Registrant, RidgeWorth Investments, Certium, Ceredex, Silvant, Seix and Zevenbergen is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 93, filed July 30, 2014.

(d)(7)(i)	Amended Schedule A, dated January 30, 2015, to the Expense Limitation Agreement among the Registrant, RidgeWorth Investments, Certium, Ceredex, Silvant, Seix and Zevenbergen is incorporated herein by reference to Exhibit (d)(7)(i) of Post-Effective Amendment No. 95, filed January 30, 2015.

(e)(1)	Distribution Agreement, dated March 31, 2009, between the Registrant and RidgeWorth Distributors LLC (“RidgeWorth Distributors”) is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 80, filed July 29, 2009.

(e)(2)	First Amendment, dated August 1, 2009, to the Distribution Agreement between the Registrant and RidgeWorth Distributors is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 81, filed May 28, 2010.

(e)(3)	Second Amendment, dated July 19, 2010, to the Distribution Agreement between the Registrant and RidgeWorth Distributors is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 83, filed May 27, 2011.

(e)(4)	Third Amendment, dated April 27, 2012, to the Distribution Agreement between the Registrant and RidgeWorth Distributors is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 89, filed May 24, 2013.

(e)(5)	Fourth Amendment, dated January 30, 2015, to the Distribution Agreement between the Registrant and RidgeWorth Distributors is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 95, filed January 30, 2015.

(f)	Not applicable.

(g)(1)	Master Custodian Agreement, dated August 30, 2010, between the Registrant and State Street Bank and Trust Company (“State Street”) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 83, filed May 27, 2011.

(g)(1)(i)	Notice to the Master Custodian Agreement between the Registrant and State Street is incorporated herein by reference to Exhibit (g)(1)(i) of Post-Effective Amendment No. 95, filed January 30, 2015.

(h)(1)	Administration Agreement, dated August 30, 2010, between the Registrant and State Street is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 83, filed May 27, 2011.

(h)(1)(i)	Notice to the Administration Agreement between the Registrant and State Street is incorporated herein by reference to Exhibit (h)(1)(i) of Post-Effective Amendment No. 95, filed January 30, 2015.

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(h)(2)	Shareholder Servicing Plan, dated November 20, 2008, relating to R Shares, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 77, filed December 15, 2008.

(h)(2)(i)	Amended Schedule A, dated August 1, 2009, to the Shareholder Servicing Plan, relating to R Shares, is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 80, filed July 29, 2009.

(h)(3)	Shareholder Servicing Plan, dated May 23, 2013, with respect to A Shares and I Shares, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 89, filed May 24, 2013.

(h)(3)(i)	Amended Schedule A, dated January 30, 2015, to the Shareholder Servicing Plan, relating to A Share and I Shares, is incorporated herein by reference to Exhibit (h)(3)(i) of Post-Effective Amendment No. 95, filed January 30, 2015..

(h)(4)	Securities Lending Management Agreement, dated March 11, 2015, between the Registrant and State Street to be filed by amendment.

(h)(5)	Shareholder Service Fee Allocation Agreement, dated August 1, 2009, between the Registrant and RidgeWorth Investments is incorporated herein by reference to Exhibit (h)(22) of Post-Effective Amendment No. 81, filed May 28, 2010.

(h)(6)	Fund Services Agreement, dated May 30, 2014, between the Registrant and RidgeWorth Investments is filed is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 93, filed July 30, 2014.

(h)(7)	Transfer Agency and Service Agreement, dated August 20, 2010, between the Registrant and Boston Financial Data Services, Inc. (“BFDS”) is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 84, filed July 29, 2011.

(h)(7)(i)	Amendment, dated December 1, 2011, to the Transfer Agency and Service Agreement between the Registrant and BFDS is incorporated herein by reference to Exhibit (h)(7)(i) of Post-Effective Amendment No. 87, filed July 27, 2012.

(h)(7)(ii)	Amendment, April 26, 2013, to the Transfer Agency and Service Agreement between the Registrant and BFDS is incorporated herein by reference to Exhibit (h)(7)(ii) of Post-Effective Amendment No. 93, filed July 30, 2014.

(h)(7)(iii)	Amendment, dated April 29, 2014, to the Transfer Agency and Service Agreement between the Registrant and BFDS is incorporated herein by reference to Exhibit (h)(7)(iii) of Post-Effective Amendment No. 93, filed July 30, 2014.

(i)	Opinion and Consent of Counsel to be filed by amendment.

(j)	Consent of independent registered accountant to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution and Service Plan, dated May 17, 2005, as amended March 31, 2008, relating to A Shares is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 81, filed May 28, 2010.

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(m)(1)(i)	Amended Schedule A, dated January 30, 2015, to the Distribution and Service Plan, relating to A Shares, is incorporated herein by reference to Exhibit (m)(1)(i) of Post-Effective Amendment No. 95, filed January 30, 2015.

(m)(2)	Distribution and Service Plan, dated May 17, 2005, as amended November 30, 2010, relating to C Shares, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No, 87, filed July 27, 2012.

(m)(3)	Distribution and Service Plan, dated May 14, 2009, relating to R Shares, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 79, filed May 29, 2009.

(n)	Rule 18f-3 Multiple Class Plan, as amended May 20, 2014, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 93, filed July 30, 2014.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics as amended February 27, 2013 to be filed by amendment.

(p)(2)	Code of Ethics for RidgeWorth Investments, Ceredex, Certium, Silvant and Seix as amended January 1, 2015 to be filed by amendment.

(p)(3)	Code of Ethics for Zevenbergen, as amended December 13, 2014, to be filed by amendment.

(p)(4)	Code of Ethics for RidgeWorth Distributors is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 83, filed May 27, 2011.

(q)(1)	Power of Attorney, dated November 18, 2014, for each of Tim E. Bentsen, Jeffrey M. Biggar, Sidney E. Harris, Connie D. McDaniel, George C. Guynn, and Ashi Parikh is filed herein.

ITEM 29. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant’s control relationships.

ITEM 30. Indemnification:

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 1.12 of the Distribution Agreement filed as Exhibit (e)(1) to the Registrant’s Registration Statement.

In addition, Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in Article VIII, every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. No indemnification shall be provided hereunder to a Trustee or Officer who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event

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that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. Business and Other Connections of the Investment Adviser:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Investment Adviser:

RidgeWorth Capital Management LLC

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305, serves as the investment adviser for each of the Registrant’s series.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chief Executive Officer and Chief Investment Officer	CeredexValue Advisors LLC (“Ceredex”) Silvant Capital Management LLC (“Silvant”) Certium Asset Management LLC (“Certium”) Seix Investment Advisors LLC (“Seix”)	Chief Executive Officer Chief Executive Officer Chief Executive Officer Chief Executive Officer

Josie C. Rosson Managing Director	Ceredex Certium Silvant	Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

John H. Stebbins Chief Financial Officer, Treasurer & Managing Director	Ceredex Certium Seix Silvant	Chief Financial Officer Chief Financial Officer Chief Financial Officer Chief Financial Officer

James Stueve President	Ceredex Certium Silvant	Vice President Vice President Vice President

Robert Zakem General Counsel, Chief Compliance Officer and Managing Director	Ceredex Certium Silvant	Vice President Vice President Vice President

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Investment Subadvisers:

Ceredex Value Advisors LLC

Ceredex serves as the investment subadviser for the Registrant’s Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund. The principal address of Ceredex is 301 East Pine Street, Suite 500, Orlando, Florida 32801.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chief Executive Officer	RidgeWorth Capital Management LLC Silvant Certium Seix	Chief Executive Officer and Chief Investment Officer Chief Executive Officer Chief Executive Officer Chief Executive Officer

Josie Rosson Chief Compliance Officer	RidgeWorth Capital Management LLC Certium Silvant	Managing Director Chief Compliance Officer Chief Compliance Officer

John H. Stebbins Chief Financial Officer	RidgeWorth Capital Management LLC Certium Silvant Seix	Chief Financial Officer and Treasurer Chief Financial Officer Chief Financial Officer Chief Financial Officer

Certium Asset Management LLC

Certium serves as the investment subadviser for the Registrant’s International Equity Fund. The principal address of Certium is 3333 Piedmont Road, Suite 1400, Atlanta, GA 30305.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chief Executive Officer	RidgeWorth Capital Management LLC Silvant Certium Seix	Chief Executive Officer and Chief Investment Officer Chief Executive Officer Chief Executive Officer Chief Executive Officer

Josie C. Rosson Chief Compliance Officer	RidgeWorth Capital Management LLC Ceredex Silvant	Managing Director Chief Compliance Officer Chief Compliance Officer

John H. Stebbins Chief Financial Officer	RidgeWorth Capital Management LLC Ceredex Silvant Seix	Chief Financial Officer Chief Financial Officer Chief Financial Officer Chief Financial Officer

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Seix Investment Advisors LLC

Seix serves as the investment subadviser for the Registrant’s Seix Core Bond Fund, Seix Corporate Bond Fund, Seix High Income Fund, Seix Limited Duration Fund, Seix U.S. Mortgage Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Seix Total Return Bond Fund, Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund, Seix Ultra-Short Bond Fund, Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Virginia Intermediate Municipal Bond Fund. The principal address of Seix is One Maynard Drive, Suite 3200, Park Ridge, New Jersey 07458.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
James Keegan Chairman and Chief Investment Officer	RidgeWorth Capital Management LLC	Vice President

Silvant Capital Management LLC

Silvant serves as the investment subadviser for the Registrant’s Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. The principal address of Silvant is 3333 Piedmont Road, Suite 1400, Atlanta, GA 30305.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chief Executive Officer	RidgeWorth Capital Management LLC Silvant Certium Seix	Chief Executive Officer and Chief Investment Officer Chief Executive Officer Chief Executive Officer Chief Executive Officer

Josie Rosson Chief Compliance Officer	RidgeWorth Capital Management LLC Certium Ceredex	Managing Director Chief Compliance Officer Chief Compliance Officer

John H. Stebbins Chief Financial Officer	RidgeWorth Capital Management LLC Ceredex Certium Seix	Chief Financial Officer Chief Financial Officer Chief Financial Officer Chief Financial Officer

Zevenbergen Capital Investments LLC

Zevenbergen serves as the investment subadviser for the Registrant’s Aggressive Growth Stock Fund. The principal address of Zevenbergen is 601 Union Street, Seattle, Washington 98101.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
NONE

ITEM 32. Principal Underwriters:

Item 32(a)	RidgeWorth Distributors LLC serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

RidgeWorth Funds

Item 32(b)	The following are Officers and Manager of RidgeWorth Distributors LLC. The main business address of RidgeWorth Distributors LLC is Three Canal Plaza, Suite 100, Portland, Maine 04101.

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Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c) Not applicable.

ITEM 33. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s custodians:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02117

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:

State Street Bank and Trust Company

100 Huntington Avenue

Boston, Massachusetts 02116

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser and subadvisers:

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(records relating to its function as adviser)

Ceredex Value Advisers LLC

301 East Pine, Suite 500 Orlando, FL 32801

(records relating to its function as subadviser)

Certium Asset Management LLC

3333 Piedmont Road, Suite 1400

Atlanta, GA 30305

(records relating to its function as subadviser)

Seix Investment Advisors LLC

One Maynard Drive

Suite 3200

Park Ridge, New Jersey 07458

(records relating to its function as subadviser)

8

Silvant Capital Management LLC

3333 Piedmont Road, Suite 1400

Atlanta, GA 30305

(records relating to its function as subadviser)

Zevenbergen Capital Investments LLC

601 Union Street

Suite 4600

Seattle, Washington 98101

(records relating to its function as subadviser)

(d)	RidgeWorth Distributors LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

(records relating to its function as distributor)

ITEM 34. Management Services:

None.

ITEM 35. Undertakings:

None.

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NOTICE

A copy of the Agreement and Declaration of Trust, as amended, for the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, and State of Georgia, on the 29th day of May, 2015.

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeffrey M. Biggar*	Trustee	May 29, 2015
Jeffrey M. Biggar

/s/ George C. Guynn*	Trustee	May 29, 2015
George C. Guynn

/s/ Sidney E. Harris*	Trustee	May 29, 2015
Sidney E. Harris

/s/ Connie D. McDaniel*	Trustee	May 29, 2015
Connie D. McDaniel

/s/ Tim E. Bentsen*	Trustee	May 29, 2015
Tim E. Bentsen

/s/ Ashi Parikh*	Trustee	May 29, 2015
Ashi Parikh

/s/ Julia R. Short	President and Chief Executive Officer	May 29, 2015
Julia R. Short

/s/ Denise R. Lewis	Treasurer and Chief Financial Officer	May 29, 2015
Denise R. Lewis

*By:	/s/ Timothy J. Burdick
Timothy J. Burdick

*	Pursuant to Powers of Attorney

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Exhibit Index

Exhibit	Document

(q)(1)	Power of Attorney dated November 18, 2014

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